SEMI-ANNUAL REPORT FEBRUARY 28, 2002 (UNAUDITED)





                                          JPMORGAN FUNDS


                                   [GRAPHIC]

                                          MONEY MARKET FUNDS

                                          100% U.S. Treasury Securities Money
                                             Market Fund
                                          U.S. Government Money Market Fund
                                          Treasury Plus Money Market Fund
                                          Federal Money Market Fund
                                          Prime Money Market Fund
                                          Tax Free Money Market Fund
                                          New York Tax Free Money Market Fund
                                          California Tax Free Money Market Fund


                                          [LOGO]JPMORGAN FLEMING
                                                ASSET MANAGEMENT

CONTENTS


President's Letter                                              1

JPMorgan 100% U.S. Treasury Securities
Money Market Fund
Fund Facts                                                      3

JPMorgan U.S. Government Money Market Fund
Fund Facts                                                      4

JPMorgan Treasury Plus Money Market Fund
Fund Facts                                                      5

JPMorgan Federal Money Market Fund
Fund Facts                                                      6

JPMorgan Prime Money Market Fund
Fund Facts                                                      7

JPMorgan Tax Free Money Market Fund
Fund Facts                                                      8

JPMorgan New York Tax Free Money Market Fund
Fund Facts                                                      9

JPMorgan California Tax Free Money Market Fund
Fund Facts                                                     10

Portfolio of Investments                                       11

Financial Statements                                           87

Notes to Financial Statements                                  95

Financial Highlights                                          119



HIGHLIGHTS

- In the aftermath of September 11th, fixed-income markets were buffeted by volatility in both interest rates and bond prices.

- By the end of 2001, the Federal Funds Rate stood at 1.75%.

- During the first two months of 2002, the general consensus seemed to be that an economic recovery would come sometime this year.



            NOT FDIC INSURED    May lose value / No bank guarantee
     ---------------------------------------------------------------------
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMorgan MONEY MARKET FUNDS


PRESIDENT'S LETTER                                                 APRIL 8, 2002

DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Money Market Funds for the period ended February 28, 2002.

U.S. ECONOMY IN RECESSION
When the reporting period began in September, the U.S. economy showed signs of strengthening. A rebound was predicted by early 2002. These hopes were dashed when September economic data showed a major decline in employment, industrial production and consumer confidence. Then came the terrorist attacks of September 11th.

In the aftermath of September 11th, the equity markets declined precipitously, although they regained most of their losses by year-end. The fixed-income markets were buffeted by volatility in both interest rates and bond prices. For the first time in 10 years, the U.S. economy was in recession. Corporations continued to report lower earnings and the number of people filing for unemployment rose. The Federal Reserve Board maintained an accommodative posture in an effort to support the economy and by the end of 2001, the Federal Funds Rate stood at 1.75%. Then, in December, economic data suggested that business conditions were beginning to improve.

AN ECONOMIC RECOVERY IN 2002
During the first two months of 2002, the leading economic indicators continued to surprise investors. The general consensus seemed to be that an economic recovery would come sometime in 2002. In fact, the good economic news led many to speculate that the Fed was finished easing and that they might even begin to raise interest rates later in the year. In response, yields on short-term securities fluctuated dramatically and moved higher.

Before the Fed started lowering interest rates in January 2001, money-market investors enjoyed yields of between five and six percent. But after 11 rate cuts, few money markets offered yields higher than 1.75%. This is new territory for investors. The last time interest rates were this low was during the 1960s, well before money markets were first created. As a result, investors have never seen such low yields from their money markets. Should interest rates rise in 2002, they may have some relief.

Whatever happens, the coming months will be challenging. As always, your portfolio managers will be working hard to maintain good performance. Going forward, they will continue to obtain the highest yields possible in this environment while, maintaining their focus on preservation of principal. The portfolio management team, and all of us here, thank you for your continued investment, and anticipate serving your investment needs for many years to come.

Sincerely,


/s/ George C.W. Gatch


George C.W. Gatch
President
JPMorgan Funds

JPMorgan 100% U.S. TREASURY SECURITIES
         MONEY MARKET FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT INCOME CONSISTENT WITH
                                    CAPITAL PRESERVATION

Primary investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                    INCLUDING TREASURY BILLS, BONDS AND NOTES

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                    SHARES

Net assets                          $5.9 BILLION

Average maturity                    53 DAYS

S&P rating                          NOT RATED

Moody's rating                      NOT RATED

NAIC rating                         NOT RATED


MATURITY SCHEDULE                       7-DAY SEC YIELD(1)
-----------------------------------    -----------------------------------------
1 day                        0.0%       Morgan Shares                 1.21%

2-7 days                     6.0%       Premier Shares                1.34%

8-30 days                   28.0%       Agency Shares                 1.55%

31-60 days                  25.3%       Institutional Shares          1.60%

61-90 days                  26.2%

91-180 days                 14.5%

181+ days                    0.0%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.11%, 1.32%, 1.48% and 1.47% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.


                                  (UNAUDITED)

JPMorgan U.S. GOVERNMENT MONEY
         MARKET FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT INCOME CONSISTENT WITH
                                    CAPITAL PRESERVATION

Primary investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY AND
                                    ITS AGENCIES INCLUDING TREASURY BILLS,
                                    BONDS, NOTES, AND REPURCHASE AGREEMENTS

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                    SHARES

Net assets                          $8.5 BILLION

Average maturity                    46 DAYS

S&P rating*                         AAA

Moody's rating*                     AAA

NAIC rating*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE                       7-DAY SEC YIELD(1)
-----------------------------------    -----------------------------------------
1 day                       19.0%       Morgan Shares                 1.31%

2-7 days                     6.0%       Premier Shares                1.45%

8-30 days                   27.2%       Agency Shares                 1.64%

31-60 days                  24.9%       Institutional Shares          1.71%

61-90 days                   9.7%

91-180 days                 11.3%

181+ days                    1.9%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.22%, 1.33%, 1.58% and 1.59% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.


                                  (UNAUDITED)

JPMorgan TREASURY PLUS MONEY
         MARKET FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT INCOME CONSISTENT WITH
                                    CAPITAL PRESERVATION

Primary investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                    INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                    WELL AS REPURCHASE AGREEMENTS WHICH ARE
                                    FULLY COLLATERALIZED BY OBLIGATIONS ISSUED
                                    OR GUARANTEED BY THE U.S. TREASURY

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY, RESERVE AND
                                    INSTITUTIONAL SHARES

Net assets                          $4.6 BILLION

Average maturity                    34 DAYS

S&P rating*                         AAA

Moody's rating*                     AAA

NAIC rating*                        EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE                       7-DAY SEC YIELD(1)
-----------------------------------    -----------------------------------------
1 day                       42.2%       Morgan Shares                 1.44%

2-7 days                     4.4%       Premier Shares                1.58%

8-30 days                   13.7%       Agency Shares                 1.78%

31-60 days                  16.5%       Reserve Shares                1.33%

61-90 days                  13.4%       Institutional Shares          1.83%

91-180 days                  9.8%

181+ days                    0.0%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.33%, 1.54%, 1.70%, 1.28% and 1.69% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.


                                  (UNAUDITED)

JPMorgan FEDERAL MONEY MARKET
         FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT INCOME CONSISTENT WITH
                                    CAPITAL PRESERVATION

Primary investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY
                                    INCLUDING TREASURY BILLS, BONDS AND NOTES AS
                                    WELL AS OBLIGATIONS ISSUED OR GUARANTEED BY
                                    THE U.S. TREASURY AND ITS AGENCIES

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY AND INSTITUTIONAL
                                    SHARES

Net assets                          $6.4 BILLION

Average maturity                    35 DAYS

S&P rating                          NOT RATED

Moody's rating                      NOT RATED

NAIC rating                         NOT RATED


MATURITY SCHEDULE                       7-DAY SEC YIELD(1)
-----------------------------------    -----------------------------------------
1 day                       20.9%       Morgan Shares                 1.16%

2-7 days                     5.8%       Premier Shares                1.41%

8-30 days                   38.7%       Agency Shares                 1.60%

31-60 days                  15.9%       Institutional Shares          1.66%

61-90 days                  11.1%

91-180 days                  6.1%

181+ days                    1.5%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.13%, 1.39%, 1.54% and 1.54% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.


                                  (UNAUDITED)

JPMorgan PRIME MONEY MARKET
         FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT INCOME CONSISTENT WITH
                                    CAPITAL PRESERVATION

Primary investments                 HIGH QUALITY, SHORT-TERM, U.S.
                                    DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY, SELECT, CASH
                                    MANAGEMENT, INSTITUTIONAL, RESERVE, B AND
                                    C SHARES

Net assets                          $63.3 BILLION

Average maturity                    47 DAYS

S&P rating*                         AAA

Moody's rating*                     AAA

NAIC rating*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE                       7-DAY SEC YIELD(1)
-----------------------------------    -----------------------------------------
1 day                       21.5%       Morgan Shares                 1.38%

2-7 days                     9.6%       Premier Shares                1.52%

8-30 days                   25.5%       Agency Shares                 1.71%

31-60 days                  15.1%       Select Shares                 1.53%

61-90 days                  11.0%       Cash Management Shares        1.00%

91-180 days                 14.7%       Institutional Shares          1.77%

181+ days                    2.6%       Reserve Shares                1.27%

                                        B Shares                      0.73%

                                        C Shares                      0.73%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.36%, 1.50%, 1.65%, 1.49%, 0.98%, 1.66%,
1.24%, 0.71% and 0.71% for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.


                                  (UNAUDITED)

JPMorgan TAX FREE MONEY MARKET
         FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT TAX FREE INCOME CONSISTENT
                                    WITH CAPITAL PRESERVATION*

Primary investments                 SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL
                                    SHARES

Net assets                          $7.3 BILLION

Average maturity                    35 DAYS

S&P rating**                        AAA

Moody's rating                      NOT RATED

NAIC rating                         NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share.

MATURITY SCHEDULE
-----------------------------------
1 day                       11.6%
2-7 days                    63.2%
8-30 days                    2.0%
31-60 days                   2.3%
61-90 days                   1.8%
91-180 days                 11.4%
181+ days                    7.7%


YIELDS
---------------------------------------------------
                                        TAXABLE
                           7-DAY       EQUIVALENT
                       SEC YIELD(1)     YIELD(2)
---------------------------------------------------
Morgan Shares              0.94%          1.53%
Premier Shares             1.08%          1.76%
Agency Shares              1.27%          2.07%
Institutional Shares       1.33%          2.17%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.84%, 1.05%, 1.20 and 1.20% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 38.60%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


                                  (UNAUDITED)

JPMorgan NEW YORK TAX FREE
         MONEY MARKET FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT TAX FREE INCOME CONSISTENT
                                    WITH CAPITAL PRESERVATION*

Primary investments                 NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN AND RESERVE SHARES

Net assets                          $2.4 BILLION

Average maturity                    50 DAYS

S&P rating                          NOT RATED

Moody's rating                      NOT RATED

NAIC rating                         NOT RATED


MATURITY SCHEDULE
-----------------------------------
1 day                       11.8%
2-7 days                    50.2%
8-30 days                    0.2%
31-60 days                   6.2%
61-90 days                   3.9%
91-180 days                 17.3%
181+ days                   10.4%


YIELDS
---------------------------------------------------
                                      TAXABLE
                       7-DAY         EQUIVALENT
                   SEC YIELD(1)       YIELD(2)
---------------------------------------------------
Morgan Shares          0.96%           1.64%
Reserve Shares         0.76%           1.30%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.86% for Morgan Shares and 0.07% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 45.21%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


                                   (UNAUDITED)

JPMorgan CALIFORNIA TAX FREE
         MONEY MARKET FUND
         AS OF FEBRUARY 28, 2002

FUND FACTS
--------------------------------------------------------------------------------
Objective                           HIGH CURRENT TAX FREE INCOME CONSISTENT
                                    WITH CAPITAL PRESERVATION*

Primary investments                 CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS

Suggested investment time frame     SHORT-TERM

Share classes offered               MORGAN SHARES

Net assets                          $156.9 MILLION

Average maturity                    48 DAYS

S&P rating                          NOT RATED

Moody's rating                      NOT RATED

NAIC rating                         NOT RATED


MATURITY SCHEDULE
-----------------------------------
1 day                       12.8%
2-7 days                    62.1%
8-30 days                    0.0%
31-60 days                   0.0%
61-90 days                   0.0%
91-180 days                 14.8%
181+ days                   10.3%


YIELDS
---------------------------------------------------
                                      TAXABLE
                      7-DAY          EQUIVALENT
                   SEC YIELD(1)       YIELD(2)
---------------------------------------------------
Morgan Shares         0.88%             1.57%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.67%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 44.07%.

* A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT), and some investors may be subject to certain state and local taxes.


                                  (UNAUDITED)

JPMorgan 100% U.S. TREASURY
         SECURITIES MONEY
         MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITIES -- 100.0%
                  U.S. Treasury Bills,
    $476,878        DN, 1.65%, 05/09/02                                            $  475,370
     475,000        DN, 1.68%, 05/16/02                                               473,315
     276,177        DN, 1.69%, 06/13/02                                               274,826
     123,690        DN, 1.70%, 05/30/02                                               123,163
     429,184        DN, 1.71%, 05/02/02                                               427,918
     123,870        DN, 1.71%, 05/23/02                                               123,383
     128,907        DN, 1.71%, 06/06/02                                               128,315
      50,000        DN, 1.72%, 06/27/02                                                49,717
     404,687        DN, 1.73%, 04/04/02                                               404,027
     384,865        DN, 1.73%, 04/11/02                                               384,106
      50,000        DN, 1.73%, 06/20/02                                                49,733
     353,985        DN, 1.74%, 03/07/02                                               353,883
     126,807        DN, 1.74%, 07/11/02                                               125,997
     518,711        DN, 1.76%, 03/14/02                                               518,381
      90,000        DN, 1.76%, 07/25/02                                                89,358
     335,690        DN, 1.77%, 04/25/02                                               334,781
     376,656        DN, 1.79%, 04/18/02                                               375,756
      16,845        DN, 1.82%, 08/22/02                                                16,697
     734,834        DN, 1.84%, 03/21/02                                               734,080
     411,781        DN, 1.88%, 03/28/02                                               411,199
      50,000      U.S. Treasury Note, 6.38%, 04/30/02                                  50,188
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $5,924,193
                  (Cost $5,924,193) *
---------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan U.S. GOVERNMENT MONEY
         MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITIES -- 10.4%
                  U.S. Treasury Bills,
    $ 10,000        DN, 1.70%, 05/16/02                                            $    9,964
      85,000        DN, 1.71%, 05/23/02                                                84,664
     363,000        DN, 1.86%, 03/21/02                                               362,624
      50,000        DN, 1.87%, 08/01/02                                                49,604
      50,000        DN, 1.98%, 03/07/02                                                49,984
      70,000        DN, 2.02%, 03/28/02                                                69,894
     210,000        DN, 2.25%, 03/14/02                                               209,830
      50,000      U.S. Treasury Note, 6.63%, 04/30/02                                  50,414
                  ---------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                      886,978
                  (Cost $886,978)
                  ---------------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCY SECURITIES -- 80.5%
                  Federal Farm Credit Bank,
      10,000        DN, 1.69%, 04/02/02                                                 9,985
      40,000        DN, 1.70%, 03/18/02                                                39,968
      20,000        DN, 1.71%, 04/23/02                                                19,950
      20,000        DN, 1.85%, 05/08/02                                                19,930
      39,000        DN, 1.85%, 05/09/02                                                38,862
      24,000        DN, 1.88%, 08/26/02                                                23,777
       8,000        DN, 2.17%, 11/06/02                                                 7,879
     350,000        FRN, 1.69%, 03/19/02                                              350,001
      12,500        FRN, 1.73%, 12/17/02                                               12,500
      70,000        FRN, 1.75%, 02/03/03                                               70,000
                  Federal Home Loan Bank,
      25,000        2.45%, 12/17/02                                                    24,998
       5,000        4.75%, 03/14/02                                                     5,004
      50,000        6.88%, 07/18/02                                                    50,930
     100,000        DN, 1.57%, 04/12/02                                                99,817
     110,740        DN, 1.57%, 04/17/02                                               110,513
      72,126        DN, 1.63%, 07/12/02                                                71,692
      82,714        DN, 1.67%, 04/10/02                                                82,561
     164,150        DN, 1.68%, 03/13/02                                               164,058
     169,245        DN, 1.73%, 03/20/02                                               169,090
      23,592        DN, 1.73%, 05/10/02                                                23,513
      50,000        DN, 1.74%, 05/01/02                                                49,853
     188,000        DN, 1.75%, 03/27/02                                               187,762
      25,000        DN, 1.75%, 04/03/02                                                24,960
      17,455        DN, 1.76%, 07/01/02                                                17,351
     130,985        DN, 1.77%, 03/01/02                                               130,985
     205,000        DN, 1.78%, 04/26/02                                               204,433
     163,911        DN, 1.79%, 03/06/02                                               163,870
     137,500        DN, 1.79%, 04/19/02                                               137,165
      47,000        DN, 1.81%, 07/26/02                                                46,653
      75,000        DN, 1.94%, 04/05/02                                                74,858
     100,000        FRN, 1.70%, 03/15/02                                               99,999


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corp.,
    $ 27,561        DN, 1.68%, 04/11/02                                            $   27,508
      10,000        DN, 1.69%, 04/18/02                                                 9,977
      48,821        DN, 1.71%, 03/20/02                                                48,777
     100,000        DN, 1.72%, 04/04/02                                                99,838
      50,000        DN, 1.72%, 04/11/02                                                49,902
     101,812        DN, 1.73%, 03/19/02                                               101,724
      50,000        DN, 1.73%, 04/24/02                                                49,870
      40,000        DN, 1.74%, 03/13/02                                                39,977
      67,000        DN, 1.74%, 03/21/02                                                66,935
      16,000        DN, 1.74%, 05/02/02                                                15,952
      91,966        DN, 1.75%, 03/26/02                                                91,855
      80,962        DN, 1.77%, 04/05/02                                                80,822
     100,726        DN, 1.80%, 03/07/02                                               100,696
      27,975        DN, 1.80%, 03/18/02                                                27,951
      98,437        DN, 1.80%, 07/18/02                                                97,755
      80,000        DN, 1.80%, 08/15/02                                                79,334
      23,000        DN, 1.80%, 08/28/02                                                22,793
     106,275        DN, 1.81%, 04/25/02                                               105,980
      45,850        DN, 1.82%, 03/27/02                                                45,790
      71,767        DN, 1.83%, 07/31/02                                                71,212
      25,000        DN, 1.87%, 08/09/02                                                24,791
     175,000        DN, 1.89%, 05/23/02                                               174,237
      81,600        DN, 2.15%, 03/22/02                                                81,497
      15,000        DN, 2.15%, 04/10/02                                                14,964
      79,125        DN, 2.16%, 03/15/02                                                79,058
      75,000        DN, 2.23%, 03/08/02                                                74,967
      75,242        DN, 2.23%, 11/07/02                                                74,073
                  Federal National Mortgage Association,
      10,000        5.38%, 03/15/02                                                    10,014
      51,254        6.75%, 08/15/02                                                    52,394
      25,000        DN, 1.57%, 04/11/02                                                24,955
      50,000        DN, 1.57%, 04/17/02                                                49,898
     148,982        DN, 1.64%, 04/03/02                                               148,758
     210,812        DN, 1.64%, 04/10/02                                               210,430
     300,000        DN, 1.69%, 04/24/02                                               299,230
      70,000        DN, 1.69%, 04/25/02                                                69,819
      74,400        DN, 1.72%, 04/22/02                                                74,215
      17,000        DN, 1.73%, 03/14/02                                                16,989
      58,812        DN, 1.73%, 03/21/02                                                58,755
      30,000        DN, 1.74%, 04/05/02                                                29,949
      50,000        DN, 1.74%, 05/01/02                                                49,853
     225,000        DN, 1.74%, 05/08/02                                               224,260
      31,003        DN, 1.74%, 05/23/02                                                30,879
      10,000        DN, 1.75%, 04/04/02                                                 9,983
      54,000        DN, 1.75%, 05/15/02                                                53,803
      75,000        DN, 1.76%, 07/10/02                                                74,520
     105,000        DN, 1.81%, 03/27/02                                               104,863
     173,800        DN, 1.84%, 07/24/02                                               172,511
      30,000        DN, 1.85%, 07/31/02                                                29,766
       6,429        DN, 2.23%, 11/01/02                                                 6,331


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
    $ 50,000        FRN, 1.73%, 11/29/02                                           $   49,990
     171,000        FRN, 2.17%, 06/21/02                                              171,000
      25,000        MTN, FRN, 1.74%, 12/05/02                                          24,994
                  Student Loan Marketing Association,
     100,000        DN, 2.07%, 07/08/02                                                99,258
      30,000        DN, 2.45%, 11/15/02                                                29,471
     125,000        FRN, 1.75%, 01/24/03                                              125,000
     100,000        MTN, FRN, 1.67%, 09/27/02                                          99,979
     100,000        MTN, FRN, 1.70%, 09/27/02                                          99,974
      50,000        MTN, FRN, 1.74%, 01/24/03                                          50,000
                  ---------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                           6,842,993
                  (Cost $6,842,993)
                  ---------------------------------------------------------------------------------

                  REPURCHASE AGREEMENTS -- 9.1%
     152,914      Deutsche Bank AG, 1.90%, dated 02/28/02,
                    due 03/01/02, repurchase price $152,922,
                    collateralized by U.S. Government Security                        152,914
     310,000      Goldman Sachs & Co., 1.89%, dated 02/28/02,
                    due 03/01/02, repurchase price $310,016,
                    collateralized by U.S. Government Securities                      310,000
     310,000      Salomon Smith Barney, Inc., 1.90%, dated 02/28/02,
                    due 03/01/02, repurchase price $310,016,
                    collateralized by U.S. Treasury Bonds                             310,000
                  ---------------------------------------------------------------------------------
                  Total Repurchase Agreements                                         772,914
                  (Cost $772,914)
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $8,502,885
                  (Cost $8,502,885) *
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan TREASURY PLUS MONEY
         MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITIES -- 57.8%
                  U.S. Treasury Bills,
    $150,000        DN, 1.60%, 04/11/02                                            $  149,726
     150,000        DN, 1.63%, 05/02/02                                               149,579
     200,000        DN, 1.67%, 04/18/02                                               199,555
     200,000        DN, 1.68%, 03/07/02                                               199,944
     100,000        DN, 1.68%, 05/16/02                                                99,644
      50,000        DN, 1.74%, 04/25/02                                                49,867
      50,000        DN, 1.75%, 06/06/02                                                49,764
     100,000        DN, 1.76%, 05/09/02                                                99,663
      50,000        DN, 1.78%, 07/05/02                                                49,689
     150,000        DN, 1.79%, 07/25/02                                               148,910
     200,000        DN, 1.79%, 08/08/02                                               198,407
     175,000        DN, 1.83%, 04/25/02                                               174,511
     153,219        DN, 1.84%, 03/28/02                                               153,007
     180,000        DN, 1.87%, 04/04/02                                               179,682
     270,000        DN, 2.17%, 03/14/02                                               269,790
     200,000        DN, 2.25%, 03/21/02                                               199,751
                  U.S. Treasury Notes,
     200,000        6.38%, 04/30/02                                                   200,752
      60,000        6.63%, 04/30/02                                                    60,366
                  ---------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                    2,632,607
                  (Cost $2,632,607)
                  ---------------------------------------------------------------------------------

                  REPURCHASE AGREEMENTS -- 42.2%
     554,445      ABN-AMRO Bank N.V., 1.87%, dated 02/28/02,
                    due 03/01/02, repurchase price $554,474,
                    collateralized by U.S. Treasury Securities                        554,445
       6,056      Deutsche Bank AG, 1.87%, dated 02/28/02,
                    due 03/01/02, repurchase price $6,056,
                    collateralized by U.S. Treasury Securities                          6,056
     340,000      Deutsche Bank AG, 1.87%, dated 02/28/02,
                    due 03/01/02, repurchase price $340,018,
                    collateralized by U.S. Treasury Securities                        340,000
     340,000      Goldman Sachs & Co., 1.87%, dated 02/28/02,
                    due 03/01/02, repurchase price $340,018,
                    collateralized by U.S. Treasury Bill                              340,000
     340,000      Salomon Smith Barney, Inc., 1.87%, dated 02/28/02,
                    due 03/01/02, repurchase price $340,018,
                    collateralized by U.S. Treasury Securities                        340,000
     340,000      UBS AG, 1.88%, dated 02/28/02,
                    due 03/01/02, repurchase price $340,018,
                    collateralized by U.S. Treasury Securities                        340,000
                  ---------------------------------------------------------------------------------
                  Total Repurchase Agreements                                       1,920,501
                  (Cost $1,920,501)
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $4,553,108
                  (Cost $4,553,108) *
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMorgan FEDERAL MONEY
         MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITIES -- 23.9%
                  U.S. Treasury Bills,
    $110,000        DN, 1.71%, 05/16/02                                            $  109,603
     117,000        DN, 1.71%, 05/23/02                                               116,538
     160,000        DN, 1.77%, 03/07/02                                               159,953
      57,055        DN, 1.86%, 03/28/02                                                56,975
     145,000        DN, 1.86%, 04/11/02                                               144,693
     414,106        DN, 1.88%, 03/14/02                                               413,825
     100,000        DN, 1.90%, 04/18/02                                                99,747
      50,000        DN, 2.03%, 04/04/02                                                49,904
     363,564        DN, 2.15%, 03/21/02                                               363,131
      25,000      U.S. Treasury Note, 6.63%, 04/30/02                                  25,207
                  ---------------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                    1,539,576
                  (Cost $1,539,576)
                  ---------------------------------------------------------------------------------

                  U.S. GOVERNMENT AGENCY SECURITIES -- 76.1%
                  Federal Farm Credit Bank,
      29,100        1.72%, 05/01/02                                                    29,098
       9,750        1.83%, 08/01/02                                                     9,748
      15,000        2.41%, 04/01/02                                                    15,008
      55,000        5.25%, 05/01/02                                                    55,329
       7,000        6.50%, 04/02/02                                                     7,029
      14,527        DN, 1.65%, 04/02/02                                                14,506
      47,175        DN, 1.67%, 03/13/02                                                47,149
      15,000        DN, 1.67%, 04/25/02                                                14,962
      87,045        DN, 1.71%, 03/11/02                                                87,004
      10,000        DN, 1.72%, 05/10/02                                                 9,967
       5,000        DN, 1.73%, 03/05/02                                                 4,999
       7,509        DN, 1.73%, 03/06/02                                                 7,507
       8,000        DN, 1.73%, 03/07/02                                                 7,998
      21,000        DN, 1.73%, 03/08/02                                                20,993
      34,000        DN, 1.73%, 03/15/02                                                33,977
      28,000        DN, 1.73%, 03/19/02                                                27,976
      23,000        DN, 1.73%, 03/26/02                                                22,972
      24,000        DN, 1.73%, 04/16/02                                                23,947
      31,000        DN, 1.74%, 03/22/02                                                30,969
      24,000        DN, 1.74%, 05/01/02                                                23,929
      16,800        DN, 1.75%, 03/20/02                                                16,784
       9,960        DN, 1.78%, 08/23/02                                                 9,874
      43,000        DN, 1.79%, 04/04/02                                                42,927
      43,950        DN, 1.79%, 04/11/02                                                43,860
      27,559        DN, 1.80%, 03/01/02                                                27,559
      56,910        DN, 1.80%, 03/28/02                                                56,833
      75,293        DN, 1.80%, 05/07/02                                                75,040
      19,000        DN, 1.82%, 08/06/02                                                18,848
      17,600        DN, 1.82%, 08/15/02                                                17,451
       8,000        DN, 1.85%, 04/05/02                                                 7,986
      20,000        DN, 1.85%, 05/08/02                                                19,930
         300        DN, 1.90%, 06/13/02                                                   298


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
    $ 37,000        DN, 2.16%, 04/03/02                                            $   36,927
      20,000        DN, 2.17%, 11/06/02                                                19,699
       7,725        DN, 2.19%, 04/15/02                                                 7,704
     350,000        FRN, 1.69%, 03/19/02                                              350,001
     250,000        FRN, 1.69%, 07/03/02                                              250,000
      50,000        FRN, 1.73%, 12/17/02                                               50,000
      35,000        FRN, 1.75%, 02/03/03                                               35,000
     140,000        FRN, 2.48%, 10/17/02                                              140,000
      83,000        MTN, FRN, 1.67%, 05/01/02                                          83,000
      97,500        MTN, FRN, 1.73%, 12/26/02                                          97,500
                  Federal Home Loan Bank,
      25,500        2.25%, 12/27/02                                                    25,455
      10,000        2.45%, 12/17/02                                                     9,999
      12,000        4.50%, 03/26/02                                                    12,022
      40,000        DN, 1.67%, 04/10/02                                                39,926
     136,590        DN, 1.68%, 04/19/02                                               136,277
      47,822        DN, 1.69%, 03/13/02                                                47,795
      83,611        DN, 1.71%, 03/22/02                                                83,527
      25,000        DN, 1.71%, 04/05/02                                                24,958
      74,700        DN, 1.72%, 03/27/02                                                74,607
      45,000        DN, 1.73%, 03/06/02                                                44,989
     255,424        DN, 1.73%, 03/15/02                                               255,252
     143,206        DN, 1.73%, 03/20/02                                               143,075
      30,000        DN, 1.73%, 04/26/02                                                29,919
      15,000        DN, 1.73%, 05/10/02                                                14,950
      75,000        DN, 1.74%, 05/03/02                                                74,771
     155,245        DN, 1.74%, 05/08/02                                               154,735
       6,726        DN, 1.74%, 05/15/02                                                 6,702
      25,000        DN, 1.75%, 04/03/02                                                24,960
      37,325        DN, 1.79%, 03/01/02                                                37,325
      25,000        DN, 1.81%, 07/26/02                                                24,815
      45,383        DN, 1.84%, 08/21/02                                                44,982
       9,000        DN, 1.86%, 08/28/02                                                 8,916
      98,950        DN, 2.70%, 03/08/02                                                98,898
      37,000        DN, 3.79%, 06/06/02                                                36,622
     300,000        FRN, 1.70%, 03/15/02                                              299,999
      98,000        FRN, 1.71%, 03/05/02                                               98,000
      50,000        FRN, 1.72%, 06/05/02                                               50,000
                  Student Loan Marketing Association,
     257,503        DN, 1.69%, 04/01/02                                               257,128
     198,100        DN, 1.72%, 03/20/02                                               197,920
      99,653        DN, 1.78%, 07/25/02                                                98,935
      51,210        DN, 1.80%, 03/01/02                                                51,210
      65,000        DN, 2.05%, 07/08/02                                                64,523
      40,000        DN, 2.06%, 07/03/02                                                39,716
      25,000        DN, 2.06%, 07/15/02                                                24,805
      35,000        DN, 2.45%, 11/15/02                                                34,383
     100,000        FRN, 1.67%, 09/27/02                                               99,979


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
    $100,000        FRN, 1.70%, 09/27/02                                           $   99,974
      75,000        FRN, 1.75%, 01/24/03                                               75,000
      50,000        MTN, FRN, 1.74%, 01/24/03                                          50,000
                  ---------------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                           4,899,337
                  (Cost $4,899,337)
---------------------------------------------------------------------------------------------------
                  Total Investments-- 100.0%                                       $6,438,913
                  (Cost $6,438,913) *
---------------------------------------------------------------------------------------------------





                       See notes to financial statements.

JPMorgan PRIME MONEY MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY SECURITY -- 1.0%
   $ 610,000      Federal National Mortgage Association, MTN, FRN,
                    1.74%, 12/05/02                                                $  609,859
                    (Cost $609,859)

                  STATE AND MUNICIPAL OBLIGATION -- 0.0%
       5,460      Wake Forest University, Ser. 1997, Rev., FRDO,
                    1.90%, 03/07/02                                                     5,460
                    (Cost $5,460)

                  CORPORATE NOTES & BONDS -- 15.6%
                  ASSET BACKED SECURITIES -- 3.0%
                  Asset Securitization Cooperative Corp.,
     200,000        1.79%, 08/14/02                                                   200,000
     250,000        FRN, 1.82%, 04/12/02                                              250,000
                  Ciesco L.P.,
     200,000        FRN, 1.79%, 01/13/03                                              200,000
     100,000        FRN, 1.89%, 02/12/03                                              100,000
                  Restructured Asset Securities with Enhanced Returns
                    (RACERS),
     232,200        1999 Ser. MM-35, FRN, #, 1.90%, 12/16/02                          232,200
     130,000        2000 Ser. ZCM-7, FRN, #, 1.87%, 05/30/02                          130,000
     276,000        2001 Ser. MM-8, FRN, #, 1.84%, 04/01/02                           276,000
                  Special Purpose Accounts Receivable Cooperative Corp.,
     100,000        1.81%, 05/01/02                                                   100,000
     447,000        1.84%, 07/24/02                                                   447,000
                                                                                  -------------
                                                                                    1,935,200
                  AUTOMOTIVE -- 0.2%
                  Toyota Motor Credit Corp.,
      88,000        MTN, FRN, 1.78%, 03/25/02                                          88,000
      57,200        MTN, FRN, 1.84%, 06/10/02                                          57,200
                                                                                  -------------
                                                                                      145,200
                  BANKING -- 4.5%
     350,000      Abbey National Treasury Services PLC (United
                    Kingdom) (Yankee), MTN, FRN, 1.76%, 12/06/02                      349,865
                  American Express Centurion Bank,
      96,800        FRN, 1.81%, 04/09/02                                               96,800
     100,000        FRN, 1.81%, 05/10/02                                              100,000
      66,000        FRN, 1.82%, 03/19/02                                               66,000
     116,000        FRN, 1.82%, 03/22/02                                              116,000
      87,000        FRN, 1.83%, 07/03/02                                               87,003
      99,800      Bank of New York Co., Inc., Ser. D, MTN, FRN,
                    1.84%, 11/08/02                                                    99,797
                  Bank One, N.A.,
      50,160        FRN, 1.95%, 05/09/02                                               50,172
      22,000        FRN, 2.06%, 03/07/02                                               22,000
     391,990      Credit Suisse First Boston, Inc., MTN, FRN, #,
                    1.87%, 04/24/02                                                   391,990


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  BANKING -- CONTINUED
                  First Union National Bank,
   $ 590,000        FRN, 1.87%, 05/20/02                                           $  590,000
     100,000        FRN, 1.87%, 05/23/02                                               99,998
      26,400        FRN, 1.96%, 08/01/02                                               26,418
     100,000        FRN, 2.00%, 07/26/02                                              100,071
      26,400        FRN, 2.00%, 08/05/02                                               26,421
      19,360      Fleet National Bank, FRN, 2.00%, 07/31/02                            19,371
      22,000      Harris Trust & Savings Bank, FRN, 1.82%, 07/19/02                    22,000
     600,000      Wells Fargo Bank N.A., FRN, 1.79%, 02/14/03                         600,000
                                                                                  -------------
                                                                                    2,863,906
                  DIVERSIFIED -- 0.3%
     200,000      General Electric Capital Corp., Ser. A, MTN, FRN,
                    1.80%, 09/19/02                                                   200,000

                  FINANCIAL SERVICES -- 6.7%
                  Associates Corp. of North America,
      75,000        FRN, 1.94%, 06/26/02                                               75,000
      26,140        FRN, 2.03%, 05/17/02                                               26,149
      88,000        FRN, #, 1.96%, 05/01/02                                            88,024
     110,000        SUB, FRN, 1.91%, 03/15/02                                         110,000
     784,710      Citigroup, Inc., Ser. E, MTN, FRN, 1.81%, 07/12/02                  784,711
                  Goldman Sachs Group, Inc.,
     388,000        1.87%, 02/19/03                                                   388,000
      26,400        MTN, FRN, 2.00%, 03/15/02                                          26,402
     244,000        Ser. A, MTN, FRN, #, 2.08%, 03/17/03                              244,000
      25,000        Ser. B, MTN, FRN, 1.94%, 03/21/02                                  25,000
                  Merrill Lynch & Co., Inc.,
      70,000        MTN, FRN, 1.92%, 03/11/02                                          70,002
     200,000        Ser. B, MTN, 2.40%, 11/20/02                                      200,000
      66,990        Ser. B, MTN, FRN, 1.82%, 04/03/02                                  66,989
     110,000        Ser. B, MTN, FRN, 1.83%, 05/02/02                                 110,000
     300,000        Ser. B, MTN, FRN, 1.86%, 03/17/03                                 300,000
     132,000        Ser. B, MTN, FRN, 1.90%, 05/01/02                                 132,020
     200,000        Ser. B, MTN, FRN, 1.95%, 11/08/02                                 200,198
                  Morgan Stanley Dean Witter & Co.,
     200,000        FRN, 1.86%, 07/16/02                                              200,000
     260,000        MTN, FRN, 1.87%, 03/14/03                                         260,000
      13,200        Ser. C, MTN, FRN, 1.92%, 04/22/02                                  13,203
                  Salomon Smith Barney Holdings, Inc.,
      13,200        Ser. H, MTN, FRN, 1.95%, 04/19/02                                  13,203
      18,480        Ser. H, MTN, FRN, 2.02%, 05/08/02                                  18,485
      11,735        Ser. H, MTN, FRN, 2.03%, 04/15/02                                  11,738
      57,310        Ser. H, MTN, FRN, 2.07%, 05/14/02                                  57,332
      43,100        Ser. H, MTN, FRN, 2.08%, 07/23/02                                  43,159
      25,300        Ser. H, MTN, FRN, 2.10%, 04/02/02                                  25,305
     769,980      Wells Fargo & Co., MTN, FRN, 1.84%, 03/14/03                        769,980
                                                                                  -------------
                                                                                    4,258,900
                  INSURANCE -- 0.2%
     100,000      Jackson National Life Insurance Co., FRN, #, 1.86%,
                    03/21/03                                                          100,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS -- 0.5%
   $ 250,000      BellSouth Telecommunications, Inc., FRN, 2.03%,
                    01/03/03                                                       $  250,000
     100,000      SBC Communications, Inc., #, 4.25%, 06/05/02                        100,000
                                                                                  -------------
                                                                                      350,000
                  UTILITIES -- 0.2%
     100,000      National Rural Utilities Cooperative Finance Corp.,
                    Ser. C, MTN, FRN, 2.21%, 12/02/02                                 100,147
                  ---------------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                     9,953,353
                  (Cost $9,953,353)
                  ---------------------------------------------------------------------------------

                  FUNDING AGREEMENTS/GIC -- 2.7%
                  ------------------------------
      25,000      First Allmerica Financial Life Insurance Co., FRN,
                    1.92%, 04/07/02                                                    25,000
     250,000      G.E. Financial Assurance, FRN, 2.10%, 03/01/02                      250,000
      80,000      Jackson National Life Insurance Co., FRN, 2.08%,
                    09/01/03                                                           80,000
     300,000      MetLife Funding, Inc., FRN, #, 2.11%, 03/01/02                      300,000
     275,000      Security Life of Denver Insurance Co., FRN, 2.03%,
                    02/27/03                                                          275,000
     330,000      Transamerica Life Insurance & Annuity Co., FRN,
                    2.04%, 09/10/02                                                   330,000
     330,000      Transamerica Occidental Life Insurance Co., FRN,
                    2.04%, 09/10/02                                                   330,000
      50,000      Travelers Insurance Co., FRN, 1.84%, 04/24/02                        50,000
      50,000      United of Omaha Life Insurance Co., FRN, 1.92%,
                    05/17/02                                                           50,000
                  ---------------------------------------------------------------------------------
                  Total Funding Agreements/GIC                                      1,690,000
                  (Cost $1,690,000)
                  ---------------------------------------------------------------------------------

                  COMMERCIAL PAPER -- 28.9%
                  ASSET BACKED SECURITIES -- 17.2%
     100,000      Alpine Securitization Corp., 1.80%, 03/18/02                         99,915
                  Amstel Funding Corp.,
      37,500        1.65%, 04/15/02                                                    37,423
     196,000        1.75%, 04/24/02                                                   195,486
     135,000        2.34%, 03/04/02                                                   134,974
     100,684        2.45%, 03/25/02                                                   100,520
     100,000      Amsterdam Funding Corp., 1.81%, 05/06/02                             99,668
                  Aquinas Funding LLC,
      47,500        1.82%, 05/13/02                                                    47,325
      85,000        1.94%, 08/05/02                                                    84,281
                  Atlantis One Funding Corp.,
      90,212        1.67%, 07/02/02                                                    89,697
      92,000        1.73%, 04/22/02                                                    91,770
     150,000        1.75%, 03/20/02                                                   149,861
      25,000        1.75%, 03/27/02                                                    24,968
      74,000        1.84%, 07/25/02                                                    73,448
     189,506        1.87%, 07/26/02                                                   188,061
     132,804        1.92%, 07/24/02                                                   131,777


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ASSET BACKED SECURITIES -- CONTINUED
                  Barton Capital Corp.,
   $  90,000        1.80%, 05/03/02                                                $   89,717
     145,000        1.80%, 05/06/02                                                   144,522
     131,343        1.80%, 05/09/02                                                   130,889
     100,986        1.89%, 07/08/02                                                   100,302
                  Bavaria Universal Funding Co.,
      20,084        1.67%, 04/12/02                                                    20,045
      90,640        1.80%, 04/25/02                                                    90,391
      24,113        1.82%, 05/07/02                                                    24,031
                  Beta Finance Corp., Inc. (Channel Islands),
      55,000        1.75%, 04/08/02                                                    54,898
      60,000        1.79%, 05/01/02                                                    59,818
      58,000        1.80%, 05/13/02                                                    57,788
      50,000        1.84%, 06/06/02                                                    49,752
      56,500        1.84%, 07/24/02                                                    56,081
       9,123        1.92%, 03/04/02                                                     9,122
      70,000      Bills Securitization (Germany), 1.80%, 04/30/02                      69,790
      86,581      Blue Ridge Asset Funding Corp., 1.80%, 05/08/02                      86,287
      55,184      Brahms Funding Corp., 1.85%, 04/03/02                                55,090
                  CC USA, Inc. (Centauri Corp.),
     133,500        1.74%, 04/15/02                                                   133,210
      52,000        1.75%, 04/11/02                                                    51,896
     100,000        1.79%, 05/01/02                                                    99,697
      80,000        1.80%, 05/14/02                                                    79,704
      40,000        1.82%, 05/07/02                                                    39,865
      50,000        1.82%, 05/08/02                                                    49,828
                  Compass Securitization LLC,
      25,110        1.79%, 03/28/02                                                    25,076
     196,500        1.80%, 03/15/02                                                   196,363
      39,000        1.81%, 05/08/02                                                    38,867
     100,000      Corporate Asset Funding, 1.80%, 05/09/02                             99,655
                  Corporate Receivables Corp.,
     100,000        1.75%, 04/10/02                                                    99,806
     100,000        1.79%, 04/25/02                                                    99,727
     100,000        1.80%, 05/09/02                                                    99,655
                  Crown Point Capital Co., LLC,
      32,666        1.83%, 04/15/02                                                    32,591
      75,000        1.83%, 04/17/02                                                    74,821
     160,556        1.83%, 04/18/02                                                   160,164
                  Dakota Certificate Program (Citibank Credit Card
                    Master Trust I),
     100,000        1.64%, 03/08/02                                                    99,968
     100,000        1.82%, 04/04/02                                                    99,828
     100,000        1.82%, 04/22/02                                                    99,737
                  Dorada Finance, Inc.,
      44,400        1.82%, 05/13/02                                                    44,236
      17,000        1.84%, 07/29/02                                                    16,870
                  Edison Asset Securitization LLC,
     250,000        1.74%, 04/24/02                                                   249,348
     100,000        1.79%, 03/14/02                                                    99,935


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ASSET BACKED SECURITIES -- CONTINUED
   $ 250,000        1.80%, 05/13/02                                                $  249,088
     227,000        1.81%, 05/09/02                                                   226,212
      88,000        1.82%, 03/20/02                                                    87,915
     290,400        1.82%, 05/21/02                                                   289,211
     200,000        1.82%, 05/28/02                                                   199,110
     152,600      Falcon Asset Securitization Corp., 1.81%, 03/15/02                  152,493
                  FCAR Owner Trust Series I,
     100,000        1.77%, 03/11/02                                                    99,951
      95,000        1.77%, 04/08/02                                                    94,823
                  Galaxy Funding, Inc.,
      50,000        1.63%, 04/18/02                                                    49,891
     180,600        1.73%, 04/19/02                                                   180,174
      50,000        1.73%, 04/26/02                                                    49,865
     150,000        1.74%, 04/25/02                                                   149,601
     135,000        1.81%, 05/13/02                                                   134,505
     184,500        1.81%, 05/15/02                                                   183,804
                  Gemini Funding Corp.,
      76,000        1.75%, 03/11/02                                                    75,963
      95,536        1.84%, 05/03/02                                                    95,228
      55,605      Giro Multi-Funding Corp., 1.81%, 04/17/02                            55,474
     100,000      Greenwich Funding Corp., 1.80%, 03/18/02                             99,915
                  Greyhawk Funding LLC,
     110,000        1.74%, 04/05/02                                                   109,814
      56,200        1.81%, 03/15/02                                                    56,160
     186,653      Jupiter Securitization Corp., 1.81%, 03/20/02                       186,475
                  K2 (USA) LLC,
      31,500        1.81%, 04/08/02                                                    31,440
      69,000        1.88%, 07/08/02                                                    68,535
      25,000        2.05%, 03/13/02                                                    24,983
      66,000        2.21%, 04/25/02                                                    65,777
     129,730      Liberty Street Funding Corp., 1.81%, 04/11/02                       129,463
                  Links Finance LLC,
      45,000        1.77%, 04/05/02                                                    44,923
      25,000        1.82%, 05/03/02                                                    24,920
      30,000        1.90%, 03/04/02                                                    29,995
      83,000        2.02%, 03/20/02                                                    82,912
      25,000        2.23%, 03/28/02                                                    24,958
     145,295      Market Street Funding, 1.82%, 03/25/02                              145,119
                  Mont Blanc Capital Corp.,
      82,523        1.80%, 05/13/02                                                    82,222
     100,000        1.81%, 03/25/02                                                    99,879
     127,592        1.81%, 04/05/02                                                   127,367
     100,000        1.82%, 05/08/02                                                    99,656
                  Montauk Funding Corp.,
      90,000        1.75%, 04/15/02                                                    89,803
      61,000        1.79%, 04/29/02                                                    60,821
                  Newcastle Certificates Program (Discover Card
                    Master Trust I),
     140,000        1.81%, 03/27/02                                                   139,817
      50,000        1.81%, 04/01/02                                                    49,922


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ASSET BACKED SECURITIES -- CONTINUED
   $  78,000        1.82%, 04/04/02                                                $   77,866
     100,000        2.02%, 03/05/02                                                    99,978
                  Pennine Funding LLC,
     100,000        1.74%, 04/08/02                                                    99,816
      66,000        1.75%, 04/09/02                                                    65,875
     103,100        1.75%, 04/11/02                                                   102,895
     115,000        1.79%, 03/07/02                                                   114,966
      66,000        1.79%, 03/28/02                                                    65,911
     200,000      Preferred Rec Funding (PREFCO), 1.80%, 03/18/02                     199,830
      90,000      Prudential Funding Corp., 1.73%, 04/22/02                            89,775
                  Silver Tower U.S. Funding LLC,
      70,000        1.79%, 03/11/02                                                    69,965
      91,000        1.79%, 04/29/02                                                    90,733
      47,000        1.81%, 04/02/02                                                    46,924
      50,000        1.83%, 03/07/02                                                    49,985
      20,000        1.90%, 03/04/02                                                    19,997
                  Special Purpose Accounts Receivable
                    Cooperative Corp.,
      35,000        1.80%, 03/26/02                                                    34,956
      50,000        1.82%, 03/20/02                                                    49,952
                  Stellar Funding Group, Inc.,
      65,500        1.80%, 03/28/02                                                    65,412
      23,405        1.93%, 03/04/02                                                    23,401
      75,000      Surrey Funding Corp., 1.81%, 04/04/02                                74,872
                  Thames Asset Global Securitization (TAGS),
      60,165        1.84%, 03/28/02                                                    60,082
      29,776        2.06%, 04/15/02                                                    29,699
      19,344        2.10%, 03/28/02                                                    19,314
                  Variable Funding Capital Corp.,
     100,000        1.74%, 03/12/02                                                    99,947
      70,000        1.78%, 04/04/02                                                    69,882
     200,000        1.80%, 05/06/02                                                   199,340
     100,000        1.80%, 05/07/02                                                    99,665
                                                                                  -------------
                                                                                   11,007,766
                  BANKING -- 6.2%
                  Allied Irish Banks PLC (United Kingdom),
      95,000        1.75%, 04/08/02                                                    94,825
      46,450        1.76%, 03/11/02                                                    46,427
      75,000        1.93%, 03/04/02                                                    74,988
                  Banco Santander Central Hispano SA (Spain),
     100,000        1.73%, 04/11/02                                                    99,803
      75,000        1.80%, 04/02/02                                                    74,880
      95,000        1.85%, 07/25/02                                                    94,287
     150,000        2.02%, 03/21/02                                                   149,832
     100,000        2.31%, 03/06/02                                                    99,968
      50,000        2.48%, 03/13/02                                                    49,959
      50,000        2.48%, 03/19/02                                                    49,938
     174,000      Banque ET Caisse D'Epargne De L'Etat
                    (Luxembourg), 1.85%, 07/11/02                                     172,820


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  BANKING -- CONTINUED
   $ 175,000      Citibank, 2.01%, 03/04/02                                        $  174,971
      85,000      Commerzbank AG (Germany), 1.90%, 03/08/02                            84,969
     123,250      Commerzbank International, Europe (Germany),
                    1.85%, 03/12/02                                                   123,180
                  Den Danske Corp.,
      35,400        1.73%, 04/18/02                                                    35,318
      55,000        1.74%, 04/09/02                                                    54,896
      85,000        1.81%, 07/10/02                                                    84,440
     130,000        1.94%, 03/04/02                                                   129,979
      94,000      Den Norske Bank, 1.85%, 03/21/02                                     93,903
                  Depfa Deutsche Pfandbrief Bank AG,
      37,000        1.78%, 04/08/02                                                    36,930
     150,000        1.80%, 03/14/02                                                   149,903
                  Dexia Delaware LLC,
      94,900        1.76%, 04/04/02                                                    94,743
      60,000        1.76%, 04/10/02                                                    59,883
      20,000        1.84%, 06/03/02                                                    19,904
      30,000        1.89%, 08/06/02                                                    29,751
      42,376      Fortis Funding LLC, 1.72%, 04/09/02                                  42,297
                  Govco, Inc.,
      25,000        1.63%, 04/12/02                                                    24,952
     110,000        1.74%, 04/18/02                                                   109,745
      56,000        1.80%, 05/08/02                                                    55,810
                  ING American Insurance Holdings, Inc. (Netherlands),
      75,000        1.73%, 04/26/02                                                    74,798
      75,000        1.77%, 04/01/02                                                    74,886
                  Internationale-Nederlanden U.S. Funding (Netherlands),
     155,000        1.81%, 07/23/02                                                   153,878
     100,000        1.83%, 07/22/02                                                    99,273
                  Landesbank Schleswig Holstein (Germany),
      60,000        1.90%, 08/06/02                                                    59,500
      50,000        1.91%, 08/02/02                                                    49,591
      32,000      Macquarie Bank LTD (Australia), 1.87%, 03/20/02                      31,968
                  Royal Bank of Scotland Group PLC (United Kingdom),
      33,300        1.72%, 04/05/02                                                    33,244
      25,000        1.81%, 07/17/02                                                    24,827
      72,000      Spintab AB (Germany), 1.85%, 06/12/02                                71,619
                  Svenska Handelsbanken, Inc. (Sweden),
      50,000        1.72%, 04/04/02                                                    49,919
      25,000        1.86%, 07/08/02                                                    24,833
                  Swedbank (Sweden),
      56,000        2.20%, 03/21/02                                                    55,932
     100,000        2.48%, 03/12/02                                                    99,924
     453,000      UBS Finance LLC (Delaware), 1.90%, 03/01/02                         453,000
      75,000      Westdeutsche Landesbank Girozentrale (Germany),
                    1.81%, 07/11/02                                                    74,502
     100,000      Westpac Banking Corp. (Australia), 1.80%, 04/12/02                   99,790
                                                                                  -------------
                                                                                    3,944,785


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  DIVERSIFIED -- 2.0%
                  General Electric Capital Corp.,
   $ 160,000        1.77%, 03/08/02                                                $  159,945
     420,367        1.90%, 03/01/02                                                   420,367
      98,000        1.90%, 08/05/02                                                    97,188
     133,500        1.92%, 07/30/02                                                   132,425
      25,000        2.03%, 03/06/02                                                    24,993
      75,000        2.08%, 05/20/02                                                    74,653
     150,000        2.32%, 03/08/02                                                   149,932
      75,000        2.40%, 03/21/02                                                    74,900
     100,000        2.46%, 03/27/02                                                    99,822
      40,000        3.39%, 03/04/02                                                    39,989
                                                                                  -------------
                                                                                    1,274,214
                  FINANCIAL SERVICES -- 3.0%
     100,000      ABN-AMRO North American Finance (Netherlands),
                    1.81%, 07/09/02                                                    99,346
      50,000      Bradford & Bingley PLC (United Kingdom), 1.76%,
                    04/08/02                                                           49,907
                  CXC, Inc.,
      30,500        1.79%, 05/16/02                                                    30,385
      90,000        1.80%, 03/20/02                                                    89,915
     100,000        1.80%, 05/07/02                                                    99,665
     100,000        1.80%, 05/09/02                                                    99,655
                  Fairway Finance Corp.,
      39,175        1.73%, 04/15/02                                                    39,090
      45,199        1.75%, 04/12/02                                                    45,107
      15,802      HD Real Estate Funding Corp., 1.96%, 05/06/02                        15,745
     161,246      Kitty Hawk Funding Corp., 1.81%, 05/10/02                           160,678
      89,900      Morgan Stanley Dean Witter & Co., 1.73%, 04/25/02                    89,662
      18,900      Nationwide Building Society (United Kingdom),
                    2.47%, 03/07/02                                                    18,892
     140,000      Nordea North America (Sweden), 1.79%, 04/29/02                      139,588
      45,000      Northern Trust Co., 1.72%, 04/10/02                                  44,914
      50,000      San Paolo U.S. Financial Co. (Italy), 1.81%, 07/10/02                49,671
                  Societe Generale (France) (Yankee),
      50,000        1.79%, 03/14/02                                                    49,968
     130,600        2.00%, 03/01/02                                                   130,600
                  Swedish National Housing Finance (Sweden),
      30,000        1.75%, 04/08/02                                                    29,945
      49,000        1.78%, 04/12/02                                                    48,898
      20,000        1.83%, 05/14/02                                                    19,925
                  Swiss Re Financial Products Corp. (Switzerland),
     100,000        1.80%, 04/29/02                                                    99,705
      39,000        1.80%, 05/15/02                                                    38,854
                  Trident Capital Finance, Inc.,
     121,072        1.78%, 04/04/02                                                   120,868
     198,800        1.78%, 04/09/02                                                   198,416
      50,000        1.80%, 05/03/02                                                    49,843
      35,000      Tulip Funding Corp., 1.80%, 03/11/02                                 34,983
                                                                                  -------------
                                                                                    1,894,225


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  FOOD/BEVERAGE PRODUCTS -- 0.4%
                  Nestle Capital Corp. (Switzerland),
   $  99,900        1.79%, 04/29/02                                                $   99,607
     125,000        1.99%, 03/08/02                                                   124,951
                                                                                  -------------
                                                                                      224,558
                  INSURANCE -- 0.1%
      84,000      International Lease Finance Corp., 2.25%, 03/25/02                   83,874
                  ---------------------------------------------------------------------------------
                  Total Commercial Paper                                           18,429,422
                  (Cost $18,429,422)
                  ---------------------------------------------------------------------------------

                  CERTIFICATES OF DEPOSIT -- 41.0%
                  Abbey National Treasury Services PLC (United
                    Kingdom) (Yankee),
     750,000        1.86%, 07/09/02                                                   750,000
     250,000        1.94%, 08/05/02                                                   250,011
                  ABN-AMRO Bank NV (Netherlands),
     200,000        2.55%, 12/20/02                                                   199,921
     150,000        FRN, 1.75%, 12/06/02                                              149,939
     150,000      Alliance & Leicester PLC (United Kingdom), 2.52%,
                    03/25/02                                                          150,002
     200,000      Banca Intesa SPA (Italy), 2.24%, 03/25/02                           200,001
     250,000      Bank of America, 2.44%, 03/27/02                                    250,000
                  Bank of Scotland (United Kingdom),
     350,000        1.84%, 06/07/02                                                   350,000
     300,000        1.93%, 03/04/02                                                   300,000
     250,000        1.95%, 03/04/02                                                   250,000
     100,000        2.00%, 03/08/02                                                   100,000
     150,000        2.00%, 04/08/02                                                   150,000
      50,000        2.23%, 04/24/02                                                    50,008
     250,000        2.31%, 03/11/02                                                   250,000
      28,000        3.31%, 03/11/02                                                    28,008
                  Barclays Bank PLC (United Kingdom) (Yankee),
     400,000        1.83%, 07/10/02                                                   400,000
     250,000        1.93%, 07/31/02                                                   250,000
     529,000        FRN, 1.79%, 07/02/02                                              528,947
                  Bayerische Hypo-und Vereinsbank AG (Germany)
                    (Yankee),
     310,000        1.83%, 06/11/02                                                   310,000
     300,000        1.86%, 07/09/02                                                   300,000
     200,000        1.88%, 07/08/02                                                   200,000
     881,920        FRN, 1.79%, 06/28/02                                              881,827
     200,000        FRN, 1.80%, 10/22/02                                              200,000
                  Bayerische Landesbank Girozentrale (Germany)
                    (Yankee),
     150,000        1.63%, 04/18/02                                                   150,000
     195,000        2.23%, 03/25/02                                                   195,001
     282,000        FRN, 1.81%, 04/10/02                                              282,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  BNP Paribas (France) (Yankee),
   $  48,250        1.71%, 07/31/02                                                $   48,222
     500,000        1.84%, 07/24/02                                                   500,000
     300,000        2.31%, 03/05/02                                                   300,000
     650,000        2.72%, 03/20/02                                                   650,000
                  Canadian Imperial Bank of Commerce (Canada)
                    (Yankee),
      97,000        2.37%, 11/19/02                                                    96,993
     499,750        FRN, 1.77%, 12/06/02                                              499,616
      10,000        FRN, 1.78%, 05/09/02                                                9,999
      44,000        FRN, 1.79%, 05/28/02                                               43,998
     425,000        FRN, 1.79%, 07/02/02                                              424,957
     429,000        FRN, 1.81%, 06/11/02                                              428,988
                  Citibank N.A.,
     161,300        1.80%, 05/15/02                                                   161,300
     126,500        1.81%, 06/04/02                                                   126,500
     600,000        1.94%, 03/04/02                                                   600,000
                  Commerzbank AG (Germany) (Yankee),
     500,000        2.74%, 03/20/02                                                   500,003
     264,000        4.24%, 05/22/02                                                   264,000
     317,670        4.25%, 05/22/02                                                   317,670
     250,000        FRN, 1.79%, 06/28/02                                              249,978
                  Credit Agricole Indosuez SA (France) (Yankee),
     152,000        1.70%, 07/31/02                                                   152,000
     344,070        FRN, 1.79%, 05/21/02                                              344,066
                  Credit Suisse First Boston (Switzerland) (Yankee),
     300,000        1.80%, 05/14/02                                                   300,000
     300,000        1.81%, 04/04/02                                                   300,000
                  Deutsche Bank AG (Germany) (Yankee),
     241,900        1.62%, 04/25/02                                                   241,900
     225,000        2.13%, 05/28/02                                                   225,000
     250,000        2.47%, 03/20/02                                                   250,000
     425,000        FRN, 1.77%, 09/30/02                                              424,877
     400,000        FRN, 1.77%, 10/02/02                                              399,882
                  Dexia Bank (Belgium) (Yankee),
     380,800        FRN, 1.78%, 07/03/02                                              380,756
     150,000        1.75%, 04/10/02                                                   150,001
                  Dresdner Bank AG (Germany),
     200,000        1.86%, 07/09/02                                                   200,000
     100,000        1.88%, 06/06/02                                                   100,000
      85,000        2.00%, 04/08/02                                                    85,000
     100,000        2.00%, 09/04/02                                                   100,000
     200,000        2.08%, 03/28/02                                                   200,000
     225,000        2.31%, 03/05/02                                                   225,000
     200,000        2.48%, 11/26/02                                                   200,000
      94,000      First Union National Bank, FRN, 1.86%, 05/14/02                      94,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  Halifax PLC (United Kingdom),
   $ 100,000        1.84%, 06/07/02                                                $  100,000
     125,000        2.03%, 05/23/02                                                   125,000
     400,000        2.22%, 03/26/02                                                   400,000
      50,000        3.44%, 03/11/02                                                    50,010
     100,000      HSBC Bank PLC (United Kingdom) (Yankee), 1.90%,
                    07/29/02                                                          100,000
     400,000      ING Bank (Netherlands), 1.94%, 08/12/02                             400,000
     100,000      InteseaBci SpA (Italy), 1.96%, 03/04/02                             100,000
     100,000      Landesbank Baden-Wuerttenberg (Germany), 1.98%,
                    08/05/02                                                          100,000
                  Landesbank Hessen-Thuringen Girozentrale
                    (Germany) (Yankee),
     200,000        1.83%, 07/25/02                                                   200,000
     385,000        2.00%, 09/04/02                                                   385,000
     200,000      Lloyds TSB Bank PLC (United Kingdom), 1.87%,
                    03/05/02                                                          200,000
                  Merita Bank PLC (Finland) (Yankee),
     125,000        2.22%, 03/25/02                                                   125,000
     327,350        FRN, 1.81%, 05/21/02                                              327,350
      96,800      Natexis Banque Populaires (France) (Yankee),
                    FRN, 1.80%, 07/02/02                                               96,790
     100,000      National Australia Bank (Australia), 1.86%, 07/09/02                100,000
                  Norddeutsche Landesbank Girozentrale (Germany),
     100,000        1.84%, 07/15/02                                                   100,000
     100,000        1.93%, 03/11/02                                                   100,000
     150,000        1.93%, 07/31/02                                                   150,000
     200,000      Rabobank Nederland NV (Netherlands), 1.80%,
                    03/18/02                                                          200,000
                  Societe Generale (France) (Yankee),
     300,000        1.63%, 04/18/02                                                   300,002
     500,000        1.64%, 04/17/02                                                   500,000
      95,000        1.91%, 07/08/02                                                    95,027
     650,000        FRN, 1.74%, 12/16/02                                              649,753
                  Svenska Handelsbanken, Inc. (Sweden),
      35,000        3.37%, 03/05/02                                                    35,004
      25,000        4.10%, 04/05/02                                                    24,996
     225,000      Toronto Dominion Bank LTD (Canada), 1.75%,
                    03/12/02                                                          225,000
     150,000      U.S. Bank N.A., 2.22%, 03/25/02                                     150,000
                  UBS AG (Switzerland) (Yankee),
     650,000        1.79%, 04/12/02                                                   650,000
     500,000        1.83%, 07/31/02                                                   500,000
     115,000        1.84%, 07/31/02                                                   115,004
     125,000        1.85%, 07/31/02                                                   125,010
     250,000        1.88%, 07/08/02                                                   250,004
     385,000        1.94%, 08/05/02                                                   385,000
     100,000        2.02%, 06/07/02                                                   100,000
     500,000        2.62%, 11/29/02                                                   499,963
     408,000      Verizon Global Funding, Inc., 1.86%, 03/20/02                       407,984


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT
      (USD)       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  Westdeutsche Landesbank Girozentrale (Germany)
                    (Yankee),
   $ 325,000        1.90%, 07/25/02                                               $   325,000
     763,180        FRN, 1.78%, 05/29/02                                              763,120
                  ---------------------------------------------------------------------------------
                  Total Certificates of Deposit                                    26,180,388
                  (Cost $26,180,388)
                  ---------------------------------------------------------------------------------

                  TIME DEPOSITS -- 6.3%
     300,000      Caisse Des Depots et Consignations (France),
                    1.88%, 03/01/02                                                   300,000
     236,796      Fifth Third Bank, 1.88%, 03/01/02                                   236,796
     450,000      Natexis Banque Populaires (France), 1.89%, 03/01/02                 450,000
     800,000      National Australia Bank LTD (Australia), 1.88%,
                    03/01/02                                                          800,000
     750,000      National City Bank, 1.84%, 03/01/02                                 750,000
                  Societe Generale (Grand Cayman Branch),
     450,000        1.84%, 03/01/02                                                   450,000
     500,000        1.88%, 03/01/02                                                   500,000
     500,000      Westdeutsche Landesbank Girozentrale (Germany)
                    (Yankee), 1.84%, 03/01/02                                         500,000
                  ---------------------------------------------------------------------------------
                  Total Time Deposits                                               3,986,796
                  (Cost $3,986,796)
                  ---------------------------------------------------------------------------------

                  REPURCHASE AGREEMENTS -- 4.5%
     385,086      Deutsche Bank AG, 1.90%, dated 02/28/02, due
                    03/01/02,repurchase price $385,106, collateralized
                    by U.S. Government Agency Securities                              385,086
     500,000      Lehman Brothers, Inc., 1.89%, dated 02/28/02, due
                    03/01/02, repurchase price $500,026, collateralized
                    by U.S. Government Agency Securities                              500,000
   2,000,000      UBS AG, 1.90%, dated 02/28/02, due 03/01/02,
                    repurchase price $2,000,106, collaterized by U.S.
                    Government Agency Securities                                    2,000,000
                  ---------------------------------------------------------------------------------
                  Total Repurchase Agreements                                       2,885,086
                  (Cost $2,885,086)
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                     $63,740,364
                  (Cost $63,740,364) *
---------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan TAX FREE MONEY MARKET
         FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- 100.0%
---------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY SECURITY -- 0.3%
    $ 20,000      Federal Home Loan Bank, DN, 1.76%, 03/01/02
                  (Cost $20,000)                                                  $    20,000

                  STATE AND MUNICIPAL OBLIGATIONS -- 99.7%
                  ALABAMA -- 1.2%
      31,200      Alabama Special Care Facilities Financing Authority,
                    Ascension Health Credit, Ser. B, Rev., FRDO, 1.25%,
                    03/06/02                                                           31,200
         900      Alabama Special Care Facilities Financing Authority,
                    Montgomery Hospital, Rev., FRDO, FGIC, 1.01%,
                    03/06/02                                                              900
       5,000      Birmingham Airport Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-47, Rev., FRDO, MBIA,
                    1.23%, 03/06/02                                                     5,000
       6,175      Fairfield IDB, Environmental Improvement, USX Corp.
                    Project, Rev., FRDO, 1.15%, 03/07/02                                6,175
       3,000      Infirmary Health System Special Care Financing
                    Authority, Ser. A, Rev., FRDO, 1.17%, 03/07/02                      3,000
      12,100      Jefferson County, FLOATS, Ser. PA-487-R, Rev.,
                    FRDO, FGIC, 1.21%, 03/07/02                                        12,100
      10,400      Mcintosh IDB, Environmental Improvement, CIBA
                    Specialty Chemicals, Rev., FRDO, 1.40%, 03/01/02                   10,400
       4,800      St. Clair County IDB, IDR, National Cement Co., Inc.
                    Project II, Rev., FRDO, 2.13%, 03/07/02                             4,800
         500      Stevenson IDB, Environmental Improvement, The
                    Mead Corp. Project, Ser. B, Rev., FRDO, 1.40%,
                    03/01/02                                                              500
       5,800      Stevenson IDB, Environmental Improvement, The
                    Mead Corp. Project, Ser. C, Rev., FRDO, 1.40%,
                    03/01/02                                                            5,800
       2,100      Stevenson IDB, Environmental Improvement, The
                    Mead Corp. Project, Ser. D, Rev., FRDO, 1.30%,
                    03/01/02                                                            2,100
       1,500      Stevenson IDB, Environmental Improvement, The
                    Mead Corp. Project, Ser. D, Rev., FRDO, 1.40%,
                    03/01/02                                                            1,500
       8,000      University of Alabama, Hospital, Ser. B, Rev., FRDO,
                    AMBAC, 1.01%, 03/06/02                                              8,000
                                                                                  --------------
                                                                                       91,475
                  ALASKA -- 1.6%
       5,500      Alaska Energy Authority, Energy Utilities, Rev., FSA,
                    ^, 6.75%, 07/01/02                                                  5,683
       7,835      Alaska State Housing Finance Corp., Floating Rate
                    Trust Receipts, Ser. L-20, Regulation D, FRDO, 1.25%,
                    03/06/02                                                            7,883
       2,850      Alaska State Housing Finance Corp., Floating Rate
                    Trust Receipts, Ser. L-25, Regulation D, Rev., FRDO,
                    MBIA, 1.25%, 03/06/02                                               2,850


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ALASKA -- CONTINUED
     $ 7,875      Alaska State Housing Finance Corp., Floating Rate
                    Trusts Receipts, Ser. N-13, Regulation D, Rev., FRDO,
                    1.30%, 03/06/02                                               $     7,875
       7,190      Alaska State Housing Finance Corp., FLOATS, Ser.
                    PT-464, Rev., FRDO, 1.21%, 03/07/02                                 7,190
      26,480      Alaska State Housing Finance Corp., Government
                    Purpose, Ser. A, Rev., FRDO, MBIA, 1.15%, 03/07/02                 26,480
      10,000      Alaska State Housing Finance Corp., Government
                    Purpose, Ser. B, Rev., FRDO, MBIA, 1.14%, 03/07/02                 10,000
       9,900      North Slope Boro, Alaska, Exempt Facilities, BP
                    Exploration Alaska Project, FRDO, 1.40%, 03/01/02                   9,900
       6,750      Valdez Marine Terminal, BP Pipelines, Inc. Project,
                    Rev., FRDO, 1.30%, 03/01/02                                         6,750
       5,500      Valdez Marine Terminal, Exxon Mobile Project, Rev.,
                    FRDO, 1.25%, 03/01/02                                               5,500
       4,400      Valdez Marine Terminal, Exxon Pipeline Co. Project,
                    Rev., FRDO, 1.25%, 03/01/02                                         4,400
      23,700      Valdez Marine Terminal, Exxon Pipeline Co. Project,
                    Ser. A, Rev., FRDO, 1.25%, 03/01/02                                23,700
                                                                                  --------------
                                                                                      118,211
                  ARIZONA -- 1.2%
       7,700      Apache County IDA, IDR, Tucson Electrical Power,
                    Springerville, Rev., FRDO, 1.15%, 03/06/02                          7,700
       3,500      Coconino County Pollution Control Corp., Arizona
                    Public Service Co. Project, Rev., FRDO, 1.30%,
                    03/01/02                                                            3,500
       7,000      Eagle Tax Exempt Trust, Weekly Option Mode, Salt
                    River Project, FRDO, 1.24%, 03/07/02                                7,000
      11,295      Maricopa County Community College District,
                    FLOATS, Ser. PA-857, GO, FRDO, 1.21%, 03/07/02                     11,295
      12,200      Maricopa County Pollution Control Corp., PCR,
                    Arizona Public Service Co., Ser. D, Rev., FRDO,
                    1.30%, 03/01/02                                                    12,200
       3,840      Maricopa County Public Finance Corp., Floating Rate
                    Certficates, Ser. 511, Rev., FRDO, AMBAC, 1.22%,
                    03/07/02                                                            3,840
      10,543      Salt River Agricultural Improvement & Power District,
                    Electric Systems, Salt River Improvement Project,
                    Floating Rate Certificates, Ser. 274, Rev., FRDO,
                    1.22%, 03/07/02                                                    10,618
      16,000      Salt River Agricultural Improvement & Power District,
                    Electric Systems, Salt River Improvement Project,
                    Ser. A, Rev., 4.00%, 01/01/03                                      16,284
         500      Tempe, Arizona, Excise Tax, Rev., FRDO, 1.30%,
                    03/13/02                                                              500
      17,300      University of Arizona, Main Campus & Research, COP,
                    Ser. A, Rev., FRDO, AMBAC, 1.15%, 03/06/02                         17,300
                                                                                  --------------
                                                                                       90,237
                  ARKANSAS -- 0.1%
       5,500      Columbia County, Solid Waste Disposal, Albemarle
                    Corp. Project, Rev., FRDO, 1.35%, 03/07/02                          5,500


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- 5.7%
     $ 7,200      Anaheim Housing Authority, Multi-Family Housing,
                    Fountains of Anaheim Hills, Ser. A, Rev., FRDO,
                    4.95%, 08/20/02                                               $     7,233
      10,000      California Community College Financing Authority,
                    Floating Rate Trusts Receipts, Ser L-17, Regulation D,
                    Rev., FRDO, 1.20%, 03/06/02                                        10,000
      15,000      California Higher Education Loan Authority, Student
                    Loan Revenue, Ser. C, Rev., FRDO, 2.88%, 06/01/02                  15,000
      18,500      California Housing Finance Agency, Home Mortgage,
                    Ser. I, Rev., 2.95%, 06/14/02                                      18,500
       1,600      California Housing Finance Agency, Home Mortgage,
                    Ser. J, Rev., FRDO, FSA, 1.20%, 03/01/02                            1,600
         300      California PCFA, PCR, Exxon-Mobil Project, Rev.,
                    FRDO, 1.20%, 03/01/02                                                 300
         100      California PCFA, PCR, Shell Oil Co. Project, Ser. B,
                    Rev., FRDO, 1.25%, 03/01/02                                           100
         300      California State Economic Development Financing
                    Authority, IDR, Standard Abrasives Manufacturing
                    Project, Rev., FRDO, 1.15%, 03/06/02                                  300
         300      California State Economic Development Financing
                    Authority, IDR, Volk Enterprises, Inc. Project, Rev.,
                    FRDO, 1.10%, 03/07/02                                                 300
       2,200      California State, Floating Rate Receipts, Ser. SG-89,
                    GO, FRDO, MBIA-IBC, 1.35%, 03/06/02                                 2,200
     232,550      California State, GO, RAN, 3.25%, 06/28/02                          233,485
       1,300      California State, Municipal Securities Trust
                    Receipts, Ser. SGA-55, GO, FRDO, FGIC, 1.08%,
                    03/06/02                                                            1,300
      14,000      California State, Ser. B, GO, RAN, FRDO, 1.34%,
                    03/07/02                                                           14,000
      23,000      California State, Ser. C, GO, RAN, FRDO, 1.50%,
                    03/07/02                                                           23,000
      29,300      California Statewide Communities Development
                    Authority, Ser. L-23, Regulation D, Rev., FRDO, 1.20%,
                    03/06/02                                                           29,300
       1,395      Delano, California, COP, Ser. L-38, Regulation D,
                    1.10%, 03/06/02                                                     1,395
         500      Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 00-18, Ser. A, FRDO, 1.30%,
                    03/01/02                                                              500
       2,700      Livermore, California, Multi-Family Housing, Park,
                    Ser. A, Rev., FRDO, 1.00%, 03/06/02                                 2,700
       2,800      Los Angeles County Sanitation Districts Financing
                    Authority, Municipal Securities Trust Receipts,
                    Ser. SG-12, Rev., 1.35%, 03/01/02                                   2,800
      39,875      Los Angeles Regional Airports Improvement Corp.,
                    LAX International Airport, Sublease 2, Rev., FRDO,
                    1.40%, 03/01/02                                                    39,875
       6,000      Los Angeles Unified School District, GO, TRAN,
                    4.00%, 07/23/02                                                     6,033


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- CONTINUED
     $ 1,000      Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-3, Rev., FRDO, 1.30%, 03/01/02             $     1,000
       1,600      Orange County Apartment Development, Multi-
                    Family Housing, Pointe Niguel Project, Ser. C, Rev.,
                    FRDO, 1.00%, 03/07/02                                               1,600
       3,000      San Francisco City & County Airports Commission,
                    Municipal Securities Trust Receipts, Ser. SG-110,
                    Rev., FRDO, FGIC, 1.35%, 03/07/02                                   3,000
                                                                                  --------------
                                                                                      415,521
                  COLORADO -- 2.4%
       1,000      Arapahoe County, Capital Improvement Trust,
                    Federal Highway, FLOATS, Ser. PT-437, Rev., FRDO,
                    1.25%, 03/07/02                                                     1,007
       2,850      Arvada, Colorado, Rev., FRDO, FSA, 1.55%,
                    03/01/02                                                            2,850
       4,995      Colorado Department of Transportation, FLOATS,
                    Ser. PA-832, Rev., FRDO, MBIA, 1.21%, 03/07/02                      4,999
       1,600      Colorado Housing & Finance Authority, Multi-Family
                    Housing, Diamond Project, Rev., FRDO, 1.20%,
                    03/06/02                                                            1,600
       6,520      Colorado Springs, Colorado, Utilities, FLOATS, Ser.
                    PT-367, Rev., 1.25%, 03/07/02                                       6,520
       2,500      Colorado Student Obligation Bond Authority, Senior
                    Lien, Ser. A-3, Rev., FRDO, AMBAC, 1.22%, 03/06/02                  2,500
      31,155      Denver City & County Airport, Floating Rate Trust
                    Certificates, Ser. 153, Rev., FRDO, MBIA, 1.85%,
                    03/07/02                                                           31,159
      11,965      Denver City & County Airport, Floating Rate Trust
                    Certificates, Ser. A-16, Regulation D, Rev., FRDO,
                    MBIA-IBC, 1.30%, 03/06/02                                          11,965
       5,000      Denver City & County Airport, Floating Rate Trust
                    Certificates, Ser. N-12, Regulation D, Rev., FRDO,
                    FGIC, 1.30%, 03/06/02                                               5,000
      11,695      Denver City & County Airport, Municipal Securities
                    Trust Receipts, Ser. SGA-18, Rev., FRDO, MBIA,
                    1.23%, 03/06/02                                                    11,706
      14,315      Denver City & County, COP, FLOATS, Ser. PA-733,
                    AMBAC, 1.21%, 03/07/02                                             14,322
      30,000      Denver, Colorado, Promissory Note, 1.30%,
                    03/11/02                                                           30,000
      10,000      Douglas County Multi-Family Housing, Autumn
                    Chase Project, Rev., FRDO, 1.15%, 03/07/02                         10,000
      20,000      Jefferson County School District No. R-001, GO,
                    TRAN, 3.50%, 06/28/02                                              20,065
       8,370      Platte River Power Authority, FLOATS, Ser.
                    PA-729-R, Rev., FRDO, 1.21%, 03/07/02                               8,416
      10,950      Smith Creek Metropolitan District, Rev., FRDO,
                    1.20%, 03/07/02                                                    10,950
                                                                                  --------------
                                                                                      173,059


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  CONNECTICUT -- 0.8%
     $ 2,465      Connecticut State Health & Educational Facilities
                    Authority, Lawrence and Memorial Hospital, Ser. C,
                    Rev., ^, MBIA, 6.25%, 07/01/02                                $     2,543
      11,000      Meriden, Connecticut, GO, BAN, 3.25%, 08/08/02                       11,021
      44,900      Waterbury, Connecticut, Floating Rate Receipts, Ser.
                     L-13, Regulation D, GO, FRDO, 1.45%, 03/06/02                     44,900
                                                                                  --------------
                                                                                       58,464
                  DISTRICT OF COLUMBIA -- 3.3%
       1,820      District of Columbia Housing Finance Agency,
                    Floating Rate Trust Receipts, Ser. L-1, Regulation D,
                    Rev., FRDO, 1.30%, 03/06/02                                         1,820
       3,165      District of Columbia Housing Finance Agency,
                    Multi-Family Housing, Trenton Park Apartments
                    Project, Rev., FRDO, 1.40%, 03/07/02                                3,165
       2,420      District of Columbia National Children's Center, Inc.,
                    FRDO, 1.20%, 03/07/02                                               2,420
       5,970      District of Columbia Water and Sewer Authority,
                    Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
                    FSA, 1.21%, 03/07/02                                                5,970
      28,900      District of Columbia, American University Issue,
                    Rev., FRDO, AMBAC, 1.15%, 03/06/02                                 28,900
      12,000      District of Columbia, American University, Ser. A,
                    Rev., FRDO, AMBAC, 1.15%, 03/06/02                                 12,000
       7,500      District of Columbia, Enterprise Zone, House on F
                    Street Project, Rev., FRDO, 1.25%, 03/07/02                         7,500
      41,335      District of Columbia, George Washington University,
                    Ser. C, Rev., FRDO, MBIA, 1.05%, 03/06/02                          41,335
       3,500      District of Columbia, National Public Radio Issue,
                    Rev., ^, 7.70%, 01/01/03                                            3,721
      16,810      District of Columbia, Ser. A, GO, FRDO, FSA, 1.15%,
                    03/06/02                                                           16,810
      34,555      District of Columbia, Ser. B, GO, FRDO, FSA, 1.15%,
                    03/06/02                                                           34,555
      20,000      District of Columbia, Ser. C, GO, FRDO, FGIC, 1.15%,
                     03/06/02                                                          20,000
      10,000      District of Columbia, Ser. D, GO, FRDO, FGIC, 1.15%,
                     03/06/02                                                          10,000
       7,690      District of Columbia, Smithsonian Museum, Ser. B,
                    Rev., FRDO, 1.15%, 03/07/02                                         7,690
      14,500      Eagle Tax Exempt Trust, Weekly Option Mode,
                    District of Columbia, Water & Sewer, Ser. 3, Class 7,
                    Rev., #, FRDO, 1.24%, 03/07/02                                     14,500
       6,155      Eagle Tax Exempt Trust, Weekly Option Mode,
                    District of Columbia, Water & Sewer, Ser. 98-5202,
                     #, FRDO, 1.24%, 03/07/02                                           6,155
       6,500      Washington D.C. Water & Sewer Authority, 1.65%,
                    06/03/02                                                            6,500
      15,000      Washington D.C. Water & Sewer Authority, 1.70%,
                    07/08/02                                                           15,000
                                                                                  --------------
                                                                                      238,041


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  FLORIDA -- 3.6%
     $ 1,150      Collier County Health Facilities Authority, The
                    Moorings, Inc. Project, Rev., FRDO, 1.15%, 03/06/02           $     1,150
       2,620      Dade County Housing Finance Authority, Multi-
                    Family Housing, Kendall Court Apartments, Rev.,
                    FRDO, 1.25%, 03/07/02                                               2,620
       1,945      Dade County Housing Finance Authority, Multi-Family
                    Housing, Star Creek Apartments, Rev., FRDO, 1.25%,
                    03/07/02                                                            1,945
         515      Dade County Housing Finance Authority, Single
                    Family Housing, FLOATS, Ser. PT-344, Rev., FRDO,
                    1.32%, 03/06/02                                                       519
       5,680      Escambia County Housing Finance Authority, Single
                    Family Housing, FLOATS, Ser. PT-1228, Rev., FRDO,
                    MBIA, 1.28%, 03/07/02                                               5,687
       5,275      Florida Housing Finance Agency, Multi-Family
                    Housing, Banyon, Ser. L, Rev., FRDO, 1.17%,
                    03/06/02                                                            5,275
       5,135      Florida Housing Finance Agency, Ser. AA, FRDO,
                    1.15%, 03/06/02                                                     5,135
       6,840      Florida Housing Finance Corp., Multi-Family Housing,
                    Island Club, Ser. A, Rev., FRDO, 1.15%, 03/07/02                    6,840
      12,500      Florida Local Government, GO, 2.05%, 03/04/02                        12,500
       7,000      Florida State Board of Education, Capital Outlay,
                    FLOATS, Ser. PT-1223, GO, FRDO, 1.21%, 03/07/02                     7,004
       5,920      Florida State Board of Education, Lottery, FLOATS,
                    Ser. PA-887-R, Rev., FRDO, FGIC, 1.21%, 03/14/02                    5,920
       6,225      Florida State Board of Education, Lottery, Ser. A,
                    Rev., AMBAC, 4.25%, 07/01/02                                        6,253
       5,000      Florida State Department of Environmental
                    Protection and Preservation, Ser. II-R-23, Rev., FRDO,
                    MBIA, 1.24%, 03/07/02                                               5,000
       5,295      Florida State, FLOATS, Ser. PA-511, FRDO, 1.21%,
                    03/07/02                                                            5,295
       4,790      Gulf Breeze, Florida, Local Government Loan
                    Program, Ser. B, Rev., FRDO, FGIC, 1.15%, 03/07/02                  4,790
       7,840      Hillsborough County Housing Finance Authority,
                    Multifamily Housing, FLOATS, Ser. 1346, FRDO,
                    1.42%, 03/07/02                                                     7,840
       8,705      Jacksonville Electric Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-17, Rev., FRDO, 1.20%,
                    03/06/02                                                            8,705
       9,055      Jacksonville Electric Authority, Ser. II-R-119, Special
                    Obligation, FRDO, 1.24%, 03/07/02                                   9,059
       4,995      Jacksonville Electric Authority, Ser. II-R-120, Rev.,
                    FRDO, 1.24%, 03/07/02                                               4,999
       1,000      Jacksonville Health Facilities Authority, River Garden
                    Project, Rev., FRDO, 1.20%, 03/07/02                                1,000
      10,000      Jacksonville, Florida, Promissory Note, 1.30%,
                    04/01/02                                                           10,000
      20,000      Lakeland, Florida, Energy Systems, Ser. A, Rev.,
                    FRDO, 1.20%, 03/06/02                                              20,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  FLORIDA -- CONTINUED
     $ 3,200      Miami Health Facilities Authority, Mercy Hospital
                    Project, Rev., FRDO, 1.15%, 03/06/02                          $     3,200
      15,500      Miami-Dade County School District, Rev., TAN,
                    3.50%, 06/27/02                                                    15,539
       6,000      Miami-Dade County, Floating Rate Trust Receipts,
                    Miami Aviation, Ser. SG-141, FGIC, 1.21%, 03/07/02                  6,000
       2,995      Orange County Housing Finance Authority, Floating
                    Rate Trust Receipts, Ser. N-6, Regulation D, Rev.,
                    FRDO, 1.25%, 03/06/02                                               2,995
       3,340      Orange County Housing Finance Authority, FLOATS,
                    Ser. PT-558, Rev., FRDO, 1.25%, 03/07/02                            3,340
       4,900      Orange County Housing Finance Authority,
                    Multi-Family Housing, Regal Pointe Apartments,
                    Ser. A, Rev., FRDO, 1.17%, 03/07/02                                 4,900
       4,390      Orange County School Board, COP, Ser. B, FRDO,
                    AMBAC, 1.25%, 03/01/02                                              4,390
       9,800      Pinellas County, 1.30%, 04/04/02                                      9,800
       3,000      St. Johns County IDA, Health Care, Glenmoor St.
                    Johns Project, Ser. C, Rev., FRDO, 1.15%, 03/06/02                  3,000
      31,890      Sunshine State, 1.30%, 03/06/02                                      31,890
      18,160      Sunshine State, 1.30%, 03/06/02                                      18,160
       8,000      Tampa Sports Authority, Municipal Securities Trust
                    Receipts, Ser. SGA-61, Rev., FRDO, MBIA, 1.35%,
                    03/01/02                                                            8,000
       7,200      University Athletic Association, Inc., Florida Capital
                    Improvement, University of Florida Stadium Project,
                    Rev., FRDO, 1.45%, 03/01/02                                         7,200
       4,400      University of North Florida Foundation, Inc., Parking
                    System, Rev., FRDO, 1.20%, 03/07/02                                 4,400
       3,600      West Orange Healthcare District, Ser. B, Rev., FRDO,
                    1.15%, 03/07/02                                                     3,600
                                                                                  --------------
                                                                                      263,950
                  GEORGIA -- 2.7%
       6,300      Atlanta Urban Residential Finance Authority,
                    Multi-Family Housing, The Park at Lakewood, Rev.,
                    FRDO, 1.30%, 03/07/02                                               6,300
       6,000      Atlanta, Georgia, FRDO, 1.24%, 03/07/02                               6,000
         960      Bibb County, Class A Certificates, Ser. C, FRDO,
                    1.25%, 03/07/02                                                       960
       7,160      Clayton County Housing Authority, Multi-Family
                    Housing, Chateau Forest Apartments, Ser. E, Rev.,
                    FRDO, FSA, 1.15%, 03/06/02                                          7,160
      12,850      De Kalb County Housing Authority, Multi- Family
                    Housing, Robins Landing Project, Rev., FRDO,
                    1.25%, 03/07/02                                                    12,850
         900      Fulton County Development Authority, Arthritis
                    Foundation, Inc. Project, Rev., FRDO, 1.20%,
                    03/06/02                                                              900
       1,925      Fulton County Development Authority, Morehouse
                    College Project, Rev., FRDO, 1.20%, 03/06/02                        1,925


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  GEORGIA -- CONTINUED
    $ 57,202      Georgia Municipal Association, Inc., Pooled Bond,
                    COP, FRDO, MBIA, 1.15%, 03/07/02                              $    57,202
      43,350      Georgia State Road and Thruway Authority, Rev.,
                    BAN, 1.85%, 11/20/02                                               43,435
       8,015      Georgia State, Floating Rate Certificates, Ser. 213,
                    GO, FRDO, 1.22%, 03/07/02                                           8,015
       2,100      Glynn-Brunswick Memorial Hospital Authority,
                    Anticipation Certificates, Southeast Georgia Project,
                    Rev., FRDO, MBIA, 1.10%, 03/06/02                                   2,100
       4,770      Griffin-Spalding County Development Authority,
                    Industrial Development, Norcom, Inc. Project, Rev.,
                    FRDO, 1.23%, 03/07/02                                               4,770
       6,000      Gwinnett County Development Authority, Civic &
                    Cultural Center Project, Rev., FRDO, 1.10%, 03/06/02                6,000
      10,000      Gwinnett County Hospital Authority, Gwinnett
                    Hospital Systems, Inc. Project, Rev., RAN, FRDO,
                    1.20%, 03/06/02                                                    10,000
      10,000      Metropolitan Atlanta Rapid Transportation Authority,
                    Sales Tax, Ser. B, Rev., FRDO, 1.10%, 03/06/02                     10,000
       4,355      Metropolitan Atlanta Rapid Transportation Authority,
                    Sales Tax, Ser. M, Rev., AMBAC, 6.15%, 07/01/02                     4,389
       2,000      Municipal Electric Authority of Georgia, MEAG
                    Project One, Sub Ser. D, Rev., FRDO, MBIA, 1.10%,
                    03/06/02                                                            2,000
      13,400      Private Colleges & Universities Facilities Authority,
                    Emory University, Ser. B, Rev., FRDO, 1.10%,
                    03/06/02                                                           13,400
                                                                                  --------------
                                                                                      197,406
                  HAWAII -- 0.6%
       1,400      Hawaii State Housing Finance & Development Corp.,
                    Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
                    1.32%, 03/07/02                                                     1,413
       6,500      Hawaii State, Airport System, 3rd Ser., Rev., ^,
                    AMBAC, 5.50%, 07/01/02                                              6,554
      19,790      Hawaii State, Highway Revenue, FLOATS, Ser.
                    PT-1058, Rev., FRDO, 1.21%, 03/07/02                               19,790
       5,605      Honolulu City & County, Ser. A, GO, ^, 6.30%,
                    03/01/02                                                            5,846
       1,000      Honolulu City & County, Ser. A, GO, FRDO, 1.10%,
                    03/06/02                                                            1,000
       5,150      Honolulu City & County, Ser. A, GO, FRDO, 1.10%,
                    03/06/02                                                            5,150
       6,000      Honolulu City & County, Ser. C, GO, FRDO, FGIC,
                    2.85%, 12/04/02                                                     6,045
                                                                                  --------------
                                                                                       45,798
                  IDAHO -- 0.3%
      10,500      Idaho Housing & Finance Association, Single Family
                    Mortgage, Ser. C, Class 1, Rev., FRDO, 1.25%,
                    03/06/02                                                           10,500


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  IDAHO -- CONTINUED
     $ 3,750      Idaho Housing & Finance Association, Single Family
                    Mortgage, Ser. F-1, Class 1, Rev., FRDO, 1.25%,
                    03/06/02                                                      $     3,750
       8,000      Idaho State, GO, TAN, 3.75%, 06/28/02                                 8,029
                                                                                  --------------
                                                                                       22,279
                  ILLINOIS -- 6.8%
      10,000      Chicago Board of Education, FLOATS, Ser. SG-103,
                    FRDO, 1.21%, 03/06/02                                              10,000
      34,950      Chicago Housing Authority, Capital Improvement
                    Program, Floating Rate Trust Certificates, Ser. L-40,
                    Regulation D, Rev., FRDO, 1.25%, 03/06/02                          34,950
      72,300      Chicago O'Hare International Airport, ACES, General
                    Airport Second Lien, Ser. A, Rev., FRDO, 1.17%,
                    03/06/02                                                           72,300
       3,865      Chicago O'Hare International Airport, ACES, General
                    Airport Second Lien, Ser. B, Rev., FRDO, 1.07%,
                    03/06/02                                                            3,865
       6,500      Chicago O'Hare International Airport, ACES, General
                    Airport Second Lien, Ser. B, Rev., FRDO, 1.17%,
                    03/06/02                                                            6,500
       6,200      Chicago O'Hare International Airport, American
                    Airlines, Ser. D, Rev., FRDO, 1.35%, 03/01/02                       6,200
       5,800      Chicago, Illinois, Equipment Notes, GO, FRDO,
                    2.10%, 10/02/02                                                     5,800
      19,790      Chicago, Illinois, GO, Tender Notes, FRDO, 1.75%,
                    12/05/02                                                           19,790
       6,500      Chicago, Illinois, GO, Tender Notes, FRDO, 1.90%,
                    03/06/02                                                            6,500
       5,000      Chicago, Illinois, IDR, Elston Block Co. Project,
                    Rev., FRDO, 1.23%, 03/07/02                                         5,000
       3,495      Chicago, Illinois, Midway Airport, Floating Rate
                    Certificates, Ser. 440, Rev., FRDO, MBIA, 1.29%,
                    03/07/02                                                            3,497
      19,540      Chicago, Illinois, Midway Airport, Floating Rate
                    Receipts, Ser. SG-97, Rev., FRDO, MBIA, 1.21%,
                    03/07/02                                                           19,555
       6,475      Chicago, Illinois, Multi-Family Housing, Barbara Jean
                    Wright Apartments, Ser. A, Rev., FRDO, 1.23%,
                    03/07/02                                                            6,475
      20,000      Chicago, Illinois, Municipal Securities Trust
                    Receipts, Ser. SGA-99, GO, FRDO, FGIC, 1.23%,
                    03/06/02                                                           20,009
       9,995      Chicago, Illinois, Single Family Mortgage, FLOATS,
                    Ser. PT-555, Rev., FRDO, 1.28%, 03/07/02                            9,995
       8,570      Cook County Township High School District No. 211,
                    Palatine-Schaumb, GO, 3.00%, 12/01/02                               8,631
       3,215      Cook County, Floating Rate Certificates, Ser. 403,
                    GO, FRDO, FGIC, 1.22%, 03/07/02                                     3,217
       3,885      Cook County, Municipal Trust Receipts, Ser. SG-7,
                    FRDO, 1.25%, 03/07/02                                               3,885


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ILLINOIS -- CONTINUED
     $ 7,055      Franklin Park, Illinois, Municipal Securities Trust
                    Receipts, Ser. SGB-14, GO, FRDO, AMBAC, 1.24%,
                    03/07/02                                                      $     7,055
      17,900      Illinois Development Finance Authority, Chicago
                    Symphony Orchestra, Ser. C, Rev., FRDO, 1.15%,
                    03/06/02                                                           17,900
       4,485      Illinois Development Finance Authority, IDR, CHS
                    Acquisition Corp. Project, Rev., FRDO, 1.23%,
                    03/07/02                                                            4,485
       1,685      Illinois Development Finance Authority, IDR, Toughy
                    LTD Partnership Project, Rev., FRDO, 1.23%,
                    03/06/02                                                            1,685
       8,000      Illinois Development Finance Authority, Local
                    Government Financing Program, Ser. B, Rev., FRDO,
                    AMBAC, 1.70%, 03/06/02                                              8,000
       1,300      Illinois Development Finance Authority, Residential
                    Rental, Rev., FRDO, 1.20%, 03/06/02                                 1,300
      13,540      Illinois Educational Facilities Authority, University
                    Pooled Financing Program, Rev., FRDO, FGIC, 1.15%,
                    03/06/02                                                           13,540
       4,600      Illinois Health Facilities Authority, Carle Foundation,
                    Rev., FRDO, AMBAC, 1.15%, 03/06/02                                  4,600
      10,730      Illinois Health Facilities Authority, Floating Rate
                    Certificates, Ser. L-26, Regulation D, Rev., FRDO,
                    1.25%, 03/06/02                                                    10,766
      15,000      Illinois Health Facilities Authority, Herman M. Finch
                    University of Health, Rev., FRDO, 1.20%, 03/06/02                  15,000
       9,145      Illinois Health Facilities Authority, St. Lukes Medical
                    Center Obligation, Ser. B, Rev., FRDO, MBIA, 1.20%,
                    03/06/02                                                            9,145
      27,930      Illinois Health Facilities Authority, Swedish Covenant
                    Hospital Project, Rev., FRDO, AMBAC, 1.20%,
                    03/06/02                                                           27,930
       7,600      Illinois Housing Development Authority, Multi-Family
                    Housing, Camelot, Rev., FRDO, MBIA, 1.23%,
                    03/06/02                                                            7,600
      10,580      Illinois Housing Development Authority, Multi-Family
                    Housing, Lakeshore Plaza, Ser. A, Rev., FRDO, MBIA,
                    1.15%, 03/06/02                                                    10,580
       3,730      Illinois Housing Development Authority, Single
                    Family Housing, Floating Rate Trust Receipts, Ser.
                    L-19, Regulation D, Rev., FRDO, 1.30%, 03/06/02                     3,730
      10,000      Illinois Regional Transportation Authority, FLOATS,
                    Ser. SG-82, FRDO, 1.21%, 03/07/02                                  10,000
       3,600      Illinois State Development Finance Authority,
                    American Youth Hostels Project, Rev., FRDO, 1.20%,
                    03/07/02                                                            3,600
       3,005      Illinois State Development Finance Authority, IDR,
                    CFC International, Inc. Project, Rev., FRDO, 1.23%,
                    03/07/02                                                            3,005


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  ILLINOIS -- CONTINUED
    $ 12,900      Illinois State Toll Highway Authority, Ser. B, Rev.,
                    FRDO, MBIA, 1.10%, 03/06/02                                   $    12,900
       8,000      Illinois State, 1st Ser., GO, 3.00%, 11/01/02                         8,051
       6,085      Illinois State, COP, ^, 6.95%, 07/01/02                               6,310
       3,000      Illinois State, Floating Rate Certificates, Ser. 257,
                    GO, FRDO, 1.22%, 03/07/02                                           3,039
      10,465      Illinois State, FLOATS, Ser. PT-379, FRDO, MBIA,
                    1.21%, 03/07/02                                                    10,465
       2,210      Illinois State, Health Facilities, 1.25%, 03/05/02                    2,210
       1,075      Illinois State, Municipal Securities Trust Receipts,
                    Ser. SGA-103, GO, FRDO, 1.35%, 03/01/02                             1,075
      17,400      Illinois State, Promissory Note, 1.25%, 03/04/02                     17,400
       3,255      Illinois State, Sales Tax, Municipal Securities Trust
                    Certificates, Ser. SG-9, Rev., 1.21%, 03/07/02                      3,255
       2,570      Lake County IDR, A.L. Hansen Manufacturing Co.
                    Project, Rev., FRDO, 1.20%, 03/07/02                                2,570
       1,990      Libertyville, Illinois, Industrial Revenue, Libertyville
                    Manor Project, Rev., FRDO, 1.30%, 03/07/02                          1,990
       3,100      Madison County Environmental Improvement, Shell
                    Wood River Refining, Rev., FRDO, 1.40%, 03/01/02                    3,100
       9,600      University of Illinois, Health Services Facilities
                    System, Ser. B, Rev., FRDO, 1.15%, 03/06/02                         9,600
       7,400      Will County Environmental Facilities, Exxon-Mobil
                    Corp. Project, Rev., FRDO, 1.35%, 03/01/02                          7,400
                                                                                  --------------
                                                                                      495,455
                  INDIANA -- 2.6%
       5,000      DeKalb County Economic Development, New
                    Process Steel Project, Rev., FRDO, 1.35%, 03/07/02                  5,000
      19,960      Indiana Bond Bank, Floating Rate Trust Receipts,
                    Ser. L37, Regulation D, Rev., FRDO, 1.35%, 03/06/02                19,960
       4,995      Indiana Bond Bank, Ser-II-R-117, Rev., FRDO, 1.24%,
                    03/07/02                                                            4,997
      10,000      Indiana Health Facility Financing Authority,
                    Ascension Health Credit Group, Ser. A-4, Rev., FRDO,
                    1.83%, 03/04/02                                                    10,000
       6,000      Indiana Health Facility Financing Authority,
                    Ascension Health Credit, Ser. A-1, Rev., FRDO, 1.55%,
                    06/04/02                                                            6,000
       1,900      Indiana Health Facility Financing Authority,
                    Ascension Health Credit, Ser. B, Rev., FRDO, 1.25%,
                    03/06/02                                                            1,900
       5,300      Indiana Health Facility Financing Authority,
                    Community Hospitals Project, Ser. A, Rev., FRDO,
                    1.20%, 03/05/02                                                     5,300
       1,100      Indiana Secondary Market Educational Loans, Inc.,
                    Ser. B, Rev., FRDO, AMBAC, 1.20%, 03/06/02                          1,100
       6,665      Indiana State Office Building Commission, Capital
                    Complex, FLOATS, Ser. PT-381, Rev., FRDO, 1.21%,
                    03/07/02                                                            6,665
      45,000      Indiana State, Promissory Note, 1.35%, 06/12/02                      45,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  INDIANA -- CONTINUED
    $ 13,000      Indiana Transportation Finance Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-113, Rev., FRDO,
                    1.35%, 03/01/02                                               $    13,000
       6,240      Indiana Transportation Finance Authority, Ser.
                    II-R-118, Rev., FRDO, 1.24%, 03/07/02                               6,245
       8,850      Indianapolis Airport Authority, Floating Rate Trust
                    Receipts, Ser. C-7, Regulation D, Rev., FRDO, 1.40%,
                    03/06/02                                                            8,850
       9,995      Indianapolis Local Public Improvement Bond Bank,
                    FLOATS, Ser. PT-382, Rev., FRDO, 1.21%, 03/07/02                    9,995
      18,160      Indianapolis, Indiana, Resource Recovery,
                    Tender-Ogden Martin Systems, Rev., FRDO, 1.45%,
                    03/01/02                                                           18,160
         720      Lafayette, Indiana, Economic Development, Health
                    Quest Realty XI Project, Rev., FRDO, 1.22%, 03/07/02                  720
      10,900      Monroe County Hospital Authority, Rev., FRDO, MBIA,
                    1.15%, 03/06/02                                                    10,900
         410      Muncie, Indiana, Economic Development, Health
                    Quest Realty Project, Rev., FRDO, 1.22%, 03/07/02                     410
       2,000      Pike Township School Building Corp., First
                    Mortgage, Rev., FGIC, 4.50%, 07/15/02                               2,013
       6,585      Purdue University, FLOATS, Ser. PA-760, Rev.,
                    FRDO, 1.21%, 03/07/02                                               6,585
       6,000      Whiting, Indiana, Environmental Facilities, Amoco
                    Oil Co. Project, Rev., FRDO, 1.40%, 03/01/02                        6,000
                                                                                  --------------
                                                                                      188,800
                  IOWA -- 0.5%
       3,900      Des Moines, Iowa, 2.55%, 04/15/02                                     3,900
       1,500      Des Moines, Iowa, Ser. A, 2.50%, 04/15/02                             1,500
       1,000      Des Moines, Iowa, Ser. A, 3.55%, 04/15/02                             1,000
      14,280      Iowa Finance Authority, Iowa State Revolving Fund,
                    Rev., 4.00%, 08/01/02                                              14,417
      13,000      Iowa State, GO, TRAN, 3.00%, 06/27/02                                13,048
                                                                                  --------------
                                                                                       33,865
                  KANSAS -- 2.1%
      43,100      Burlington, Kansas, PCR, Floating Rate Trust
                    Receipts, Ser. 2002, Class L-3, Rev., FRDO, MBIA,
                    1.25%, 03/06/02                                                    43,100
      19,100      Kansas State Department of Transportation,
                    Ser. B-1, Rev., FRDO, 1.40%, 03/01/02                              19,100
       1,400      Kansas State Department of Transportation,
                    Ser. B-2, Rev., FRDO, 1.40%, 03/01/02                               1,400
      20,000      Kansas State Department of Transportation,
                    Ser. C-1, Rev., FRDO, 1.15%, 03/06/02                              20,000
      15,000      Kansas State Department of Transportation,
                    Ser. C-2, Rev., FRDO, 1.15%, 03/06/02                              15,000
       9,780      Overland Park, Kansas, Floating Rate Receipts,
                    Ser. SG-155, FRDO, 1.21%, 03/07/02                                  9,780
       1,700      Wichita, Kansas, Hospital Facilities Improvement,
                    Riverside, Ser. IV, Rev., FRDO, 1.25%, 03/07/02                     1,700


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  KANSAS -- CONTINUED
    $ 43,355      Wichita, Kansas, Renewal & Improvement,
                    Temporary Notes-205, GO, 2.50%, 08/22/02                      $    43,589
                                                                                  --------------
                                                                                      153,669
                  KENTUCKY -- 0.8%
       2,900      Jeffersontown, Kentucky, Lease Program, Kentucky
                    League of Cities Funding Trust, Rev., FRDO, 1.20%,
                    03/06/02                                                            2,900
      37,500      Kentucky Asset Liability Commission, Ser. B, Rev.,
                    TRAN, FRDO, 1.25%, 03/07/02                                        37,500
       2,440      Kentucky Development Finance Authority, Pooled
                    Loan Project, Ser. A, Rev., FRDO, FGIC, 1.15%,
                    03/07/02                                                            2,440
       4,025      Kentucky Higher Education Student Loan Corp.,
                    FLOATS, Ser. PT-441, Rev., FRDO, 1.32%, 03/07/02                    4,025
       3,000      Kentucky Interlocal School Transportation
                    Association, COP, TRAN, 3.75%, 06/28/02                             3,010
       7,020      Kentucky State Property & Buildings Commission,
                    FLOATS, Ser. PA-875, Rev., FRDO, 1.21%, 03/07/02                    7,020
       5,060      Mayfield, Kentucky, League of Cities Funding Trust,
                    Rev., FRDO, 1.25%, 03/06/02                                         5,060
                                                                                  --------------
                                                                                       61,955
                  LOUISIANA -- 1.4%
       6,350      Calcasieu Parish IDB, Olin Corp. Project, Ser. B,
                    Rev., FRDO, 1.40%, 03/01/02                                         6,350
       5,650      East Baton Rouge Parish, Solid Waste Disposal
                    Authority, Exxon-Mobile Corp. Project, Rev., FRDO,
                    1.35%, 03/01/02                                                     5,650
       2,425      Iberia Parish IDB, Cuming Insulation Corp. Project,
                    Rev., FRDO, 1.28%, 03/07/02                                         2,425
       3,995      Jefferson Parish Home Mortgage Authority, Single
                    Family Mortgage, FLOATS, Ser. PT-492, Rev., FRDO,
                    1.32%, 03/07/02                                                     3,995
       3,000      Lake Charles Harbor & Terminal District, Dock &
                    Wharf, Conoco, Inc. Project, Rev., FRDO, 1.25%,
                    03/06/02                                                            3,000
       1,855      Louisiana Housing Finance Agency, Floating Rate
                    Trust Receipts, Ser. A-52, Regulation D, Rev., FRDO,
                    1.30%, 03/06/02                                                     1,855
       2,650      Louisiana Offshore Term Authority, Deepwater Port,
                    1st Stage, Loop, Inc., ACES, Rev., FRDO, 1.30%,
                    03/01/02                                                            2,650
      26,435      Louisiana Public Facilities Authority, 1.25%,
                    03/26/02                                                           26,435
      13,850      Louisiana Public Facilities Authority, Industrial
                    Development, Kenner Hotel, Rev., FRDO, 1.30%,
                    03/01/02                                                           13,850
       9,995      Louisiana Public Facilities Authority, LSU Alumni
                    Association Project, Rev., FRDO, 1.19%, 03/07/02                    9,995
      11,170      Louisiana State, Floating Rate Trust Receipts,
                    Ser. 217, GO, FRDO, MBIA, 1.22%, 03/07/02                          11,170


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  LOUISIANA -- CONTINUED
     $ 4,310      Lousiana State, Ser. A, GO, MBIA, ^, 6.40%,
`                   05/01/02                                                      $     4,422
       8,000      Plaquemines Port Harbor & Terminal District, Port
                    Facilities, International Marine Terminal Project,
                    Ser. B, Rev., FRDO, 3.24%, 03/15/02                                 8,003
       4,000      South Louisiana Port Commission, Marine Terminal
                    Facilities, Occidental Petroleum, Rev., FRDO, 1.15%,
                    03/06/02                                                            4,000
                                                                                  --------------
                                                                                      103,800
                  MAINE -- 0.1%
       1,500      Maine State Housing Authority, Ser. D-1, Rev., FRDO,
                    2.70%, 07/31/02                                                     1,500
       2,500      Maine State Housing Authority, Ser. D-2, Rev., FRDO,
                    2.75%, 07/21/02                                                     2,500
       3,000      Maine State, GO, 5.50%, 06/15/02                                      3,025
                                                                                  --------------
                                                                                        7,025
                  MARYLAND -- 1.3%
       5,720      Baltimore County, Oak Crest Village, Inc. Project,
                    Ser. A, Rev., FRDO, 1.20%, 03/07/02                                 5,720
      22,800      Baltimore, Maryland, Promissory Note, 1.25%,
                    03/01/02                                                           22,800
       8,605      Howard County Multi-Family Housing, Sherwood
                    Crossing LTD, Rev., FRDO, 3.85%, 06/01/02                           8,605
      13,000      Maryland Community Development Administration,
                    Department of Housing & Community Development,
                    Multi-Family Housing, Residential, Ser. C, Rev.,
                    1.65%, 12/19/02                                                    13,000
       3,000      Maryland Community Development Administration,
                    Department of Housing and Community
                    Development, Multi-Family Housing, Parklane
                    Apartments, Rev., FRDO, 1.25%, 03/06/02                             3,000
         500      Maryland Community Development Administration,
                    Department of Multi-Family Development, Multi-
                    Family Housing, Avalon Ridge Apartments Project,
                    Rev., FRDO, 1.10%, 03/06/02                                           500
       5,180      Maryland State Department of Transportation,
                    County Transportation, FLOATS, Ser. PA-867, Rev.,
                    FRDO, 1.21%, 03/07/02                                               5,180
       2,550      Maryland State Health & Higher Educational
                    Facilities Authority, Loyola College Issue, Ser. B,
                    Rev., FRDO, MBIA, 1.35%, 03/07/02                                   2,550
       4,905      Maryland State Stadium Authority, Sports Facilities
                    Lease, Rev., FRDO, 1.25%, 03/06/02                                  4,905
       8,185      Maryland State, FLOATS, Ser. PA-858, GO, FRDO,
                    1.18%, 03/07/02                                                     8,185
      16,800      Montgomery County Housing Opportunities
                    Commission, Multi-Family Housing, Grosvenor,
                    Ser. A, Rev., FRDO, 1.01%, 03/06/02                                16,800
       4,995      Montgomery County, FLOATS, Ser. PA-713, GO,
                    FRDO, 1.21%, 03/07/02                                               4,998


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  MARYLAND -- CONTINUED
     $ 1,600      Northeast Waste Disposal Authority, Resource
                    Recovery, Harford County Resources, Rev., FRDO,
                    AMBAC, 1.00%, 03/06/02                                        $     1,600
                                                                                  --------------
                                                                                       97,843
                  MASSACHUSETTS -- 2.2%
      19,000      Ashburnham & Westminister Regional School
                    District, GO, BAN, 3.00%, 06/20/02                                 19,025
      25,900      Everett, Massachusetts, GO, BAN, 3.25%, 09/12/02                     26,022
       9,300      Fall River, Massachusetts, GO, BAN, 3.00%,
                    02/05/03                                                            9,411
      10,000      Greater New Bedford Regional Vocational Technical
                    High School District, GO, BAN, 3.50%, 05/31/02                     10,015
       3,050      Lee, Massachusetts, GO, BAN, LOT B, 2.15%,
                    10/17/02                                                            3,056
      32,600      Massachusetts Bay Transportation Authority,
                    Floating Rate Trust Receipts, Ser. SG-156, FRDO,
                    1.50%, 03/01/02                                                    32,600
       5,750      Massachusetts Bay Transportation Authority,
                    Municipal Securities Trust Receipts, Special
                    Assessment, Ser. SGA-123, FRDO, 1.20%, 03/06/02                     5,750
       5,000      Massachusetts Development Financing Agency,
                    Bridge Issue, Rev., FRDO, 1.05%, 03/06/02                           5,000
       6,495      Massachusetts Housing Finance Agency, FLOATS,
                    Ser. PA-845, 2.62%, 03/07/02                                        6,495
       3,300      Massachusetts State Health & Educational Facilities
                    Authority, Municipal Securities Trust Receipts, Ser.
                    SGA-97, Rev., FRDO, 1.35%, 03/01/02                                 3,301
       2,000      Massachusetts State Health & Educational Facilities
                    Authority, New England, Ser. D, Rev., ^, AMBAC,
                    6.63%, 04/01/02                                                     2,046
       8,705      Massachusetts State Port Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-64, Rev., FRDO,
                    1.25%, 03/06/02                                                     8,711
       6,840      Massachusetts State Turnpike Authority, Metropolitan
                    Highway System, FLOATS, Ser. PA-672, Rev., FRDO,
                    MBIA, 2.80%, 03/07/02                                               6,840
       5,100      Massachusetts State, Water Pollution Abatement
                    Trust, Municipal Securities Trust Receipts, Ser.
                    SGA-87, Rev., FRDO, 1.35%, 03/01/02                                 5,100
       5,000      New Bedford, Massachusetts, GO, BAN, 2.25%,
                    02/27/03                                                            5,026
      12,445      New England Education Loan Marketing Corp.,
                    Student Loan, Issue A, Rev., FRDO, 5.80%, 03/01/02                 12,445
                                                                                  --------------
                                                                                      160,843
                  MICHIGAN -- 2.9%
       6,000      Detroit Economic Development Corp., Resource
                    Recovery, Ser. A, Rev., AMBAC, 2.59%, 05/01/02                      6,000
       5,800      Detroit, Michigan, Sewer Disposal, FLOATS, Ser.
                    PT-602, FRDO, Rev., 1.21%, 03/06/02                                 5,800
      10,000      Detroit, Michigan, Sewer Disposal, Second Lien,
                    Ser. E, Rev., FRDO, FGIC, 2.12%, 10/23/02                          10,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  MICHIGAN -- CONTINUED
     $ 5,500      Kent Hospital Financing Authority, Spectrum Health,
                    Ser. B, Rev., FRDO, MBIA, 1.15%, 03/06/02                     $     5,500
       9,000      Michigan Higher Education Student Loan Authority,
                    Ser. XII-F, Rev., FRDO, AMBAC, 1.20%, 03/06/02                      9,000
       8,220      Michigan Municipal Bond Authority, FLOATS, Ser.
                    PA-942, Rev., FRDO, 1.21%, 03/07/02                                 8,220
       5,705      Michigan Municipal Bond Authority, FLOATS, Ser.
                    PT-397, Rev., FRDO, 1.21%, 03/07/02                                 5,705
       5,000      Michigan Municipal Bond Authority, Ser. B-1, Rev.,
                    3.50%, 07/01/02                                                     5,014
      30,000      Michigan Municipal Bond Authority, Ser. C-1, Rev.,
                    3.50%, 08/22/02                                                    30,128
       7,700      Michigan State Housing Development Authority,
                    Multi-Family Housing, River Place Apartments,
                    Rev., FRDO, 1.23%, 03/06/02                                         7,700
       6,000      Michigan State Housing Development Authority,
                    Ser. 1999-B2, Rev., FRDO, MBIA, 1.25%, 03/06/02                     6,000
         825      Michigan State Housing Development Authority,
                    Ser. 2000-A, Rev., FRDO, MBIA, 1.15%, 03/06/02                        825
       9,300      Michigan State University, Floating Rate Trust
                    Receipt, Ser. A-2, Rev., FRDO, 1.05%, 03/06/02                      9,300
      15,000      Michigan State University, Rev., 2.15%, 10/02/02                     15,000
       5,055      Michigan State University, Ser. A, Rev., FRDO,
                    1.05%, 03/06/02                                                     5,055
      11,895      Michigan State, Building Authority, Floating Rate
                    Certificates, Ser. 307, Rev., ^, 1.22%, 10/01/02                   12,004
       3,600      Michigan State, GO, 2.10%, 10/02/02                                   3,600
      10,500      Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                    1.10%, 03/06/02                                                    10,500
      11,800      Michigan State, Ser. B, GO, GAN, FRDO, FSA,
                    1.10%, 03/06/02                                                    11,800
       1,175      Michigan Strategic Fund, Wayne Disposal, Oakland
                    Project, Rev., FRDO, 1.30%, 03/06/02                                1,175
      10,000      Oakland University, Rev., FRDO, FGIC, 1.15%, 03/06/02                10,000
         300      University of Michigan, Hospital, Ser. A, Rev., FRDO,
                    1.35%, 03/01/02                                                       300
       6,600      University of Michigan, Hospital, Ser. A-2, Rev.,
                    FRDO, 1.35%, 03/01/02                                               6,600
      24,300      Wayne Charter County, Airport, Junior Lien, Detroit
                    Metropolitan, Rev., FRDO, FSA, 1.23%, 03/07/02                     24,300
                                                                                  --------------
                                                                                      209,526
                  MINNESOTA -- 1.0%
       9,000      Minneapolis & St. Paul Metropolitan Airports
                    Commission, Municipal Securities Trust Receipts,
                    Ser. SGA-127, Rev., FRDO, FGIC, 1.23%, 03/06/02                     9,006
      10,000      Minnesota Housing Finance Agency, Residential
                    Housing Financing, Ser. C, Rev., FRDO, 1.90%,
                    12/04/02                                                           10,000
       2,000      Minnesota Public Facilities Authority, PCR, Water,
                    Rev., Ser. A, ^, 6.50%, 03/01/02                                    2,040


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  MINNESOTA -- CONTINUED
     $ 2,700      Minnesota Public Facilities Authority, PCR, Water,
                    Ser. II-TR-1, Rev., FRDO, 1.24%, 03/07/02                     $     2,700
      15,000      Rochester, Minnesota, Promissory Note, 1.30%,
                    03/05/02                                                           15,000
      13,500      Rochester, Minnesota, Promissory Note, 1.30%,
                    05/23/02                                                           13,500
       2,970      Shakopee Independent School District No. 720,
                    Anticipation Certificates Indebture, GO, 2.50%,
                    09/27/02                                                            2,983
       4,300      St. Louis Park, Minnesota, Catholic Finance Corp.,
                    Rev., FRDO, 1.35%, 03/07/02                                         4,300
      14,550      University of Minnesota, Ser. C, Rev., FRDO, 1.10%,
                    03/06/02                                                           14,550
                                                                                  --------------
                                                                                       74,079
                  MISSISSIPPI -- 0.2%
       2,800      Jackson County PCR, Chevron USA, Inc. Project,
                    Rev., FRDO, 1.25%, 03/01/02                                         2,800
       6,700      Jackson County Port Facilities Revenue, Chevron
                    USA, Inc. Project, Rev., FRDO, 1.30%, 03/01/02                      6,700
       2,340      Mississippi Business Finance Corp., IDR, Choctaw
                    Maid Farms, Inc. Project, Rev., FRDO, 1.30%,
                    03/06/02                                                            2,340
       5,795      Mississippi Home Corp., Single Family Housing,
                    Class A Certificates, Ser. I, Rev., FRDO, 1.28%,
                    03/07/02                                                            5,795
                                                                                  --------------
                                                                                       17,635
                  MISSOURI -- 1.1%
       7,100      Independence IDA, Multi-Family Housing, FLOATS,
                    Ser. PT-314, Rev., FRDO, 1.21%, 03/07/02                            7,100
       3,275      Kansas City IDA, Livers Bronze Co. Project, Rev.,
                    FRDO, 1.35%, 03/07/02                                               3,275
       3,700      Missouri Development Finance Board, Infrastructure
                    Facilities, Ser. A, Rev., BAN, 2.30%, 04/01/02                      3,700
       3,000      Missouri Higher Education Loan Authority, Student
                    Loan, Ser. B, Rev., FRDO, 1.20%, 03/06/02                           3,000
       1,600      Missouri Higher Education Loan Authority, Student
                    Loan, Ser. B, Rev., FRDO, 1.35%, 03/06/02                           1,600
       5,295      Missouri Housing Development Commission,
                    FLOATS, Ser. PT-1286, Rev., FRDO, 2.73%, 07/03/02                   5,295
       3,375      Missouri State Development Finance Board,
                    Recreational Facilities, Greater St. Louis YMCA
                    Project, Ser. B, Rev., FRDO, 1.20%, 03/07/02                        3,375
       1,600      Missouri State Environmental Improvement & Energy
                    Resources Authority, Bayer Corp. Project, Rev., FRDO,
                    MBIA, 1.40%, 03/01/02                                               1,600
      23,000      Missouri State Health & Educational Facilities
                    Authority, Assemblies of God College, Rev., FRDO,
                    1.20%, 03/07/02                                                    23,000
       5,000      Missouri State Health & Educational Facilities
                    Authority, Cape Girardeau School District, Ser. D,
                    Rev., 3.00%, 10/21/02                                               5,024


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  MISSOURI -- CONTINUED
     $ 4,100      Missouri State Health & Educational Facilities
                    Authority, Hickman Mills School District, Ser. H,
                    3.00%, 10/21/02                                               $     4,119
       3,875      Missouri State Housing Development Commission,
                    Floating Rate Trust Receipts, Ser. A-64,
                    Regulation D, Rev., FRDO, 1.30%, 03/06/02                           3,884
       7,390      Missouri State Housing Development Commission,
                    FLOATS, Ser. PT-223, Rev., FRDO, 1.28%, 03/07/02                    7,420
       8,130      St. Louis, Missouri, Airport, Rev., ^, FGIC, 6.00%,
                    07/01/02                                                            8,378
                                                                                  --------------
                                                                                       80,770
                  MONTANA -- 0.0%
       3,365      Montana Board of Housing, FLOATS, Ser. PT-356,
                    FRDO, 1.32%, 03/07/02                                               3,365

                  MULTIPLE STATES -- 9.3%
      17,676      ABN AMRO Munitops Certificate Trust, Ser. 1998,
                    Class 16, FRDO, MBIA, 1.22%, 03/06/02                              17,676
      31,495      ABN AMRO Munitops Certificate Trust, Ser. 1999,
                    Class 6, FRDO, #, 1.22%, 03/06/02                                  31,495
      10,000      ABN AMRO Munitops Certificate Trust, Ser. 1999,
                    Class 9, FRDO, #, 1.22%, 03/06/02                                  10,000
      16,610      ABN AMRO Munitops Certificate Trust, Ser. 2000,
                    Class 4, Rev., FRDO, FGIC, #, 2.60%, 03/06/02                      16,610
      13,280      ABN AMRO Munitops Certificate Trust, Ser. 2000,
                    Class 10, FRDO, MBIA, 1.22%, 03/06/02                              13,280
      14,990      ABN AMRO Munitops Certificate Trust, Ser. 2000,
                    Class 11, FRDO, 1.28%, 03/06/02                                    14,990
      16,685      ABN-AMRO Munitops Certificate Trust, Ser. 2000,
                    Class 13, FRDO, 2.80%, 03/06/02                                    16,685
      30,795      ABN AMRO Munitops Certificate Trust, Ser. 2000,
                    Class 16, GO, FRDO, FGIC, 1.60%, 04/25/02                          30,795
       5,000      ABN AMRO Munitops Certificate Trust, Ser. 2001,
                    Class 1, GO, FRDO, MBIA, 1.22%, 03/06/02                            5,000
       9,850      ABN AMRO Munitops Certificate Trust, Ser. 2001,
                    Class 10, GO, FRDO, MBIA, 1.65%, 11/25/02                           9,850
       8,000      ABN AMRO Munitops Certificate Trust, Ser. 2001,
                    Class 26, GO, FRDO, 2.70%, 05/15/02                                 8,000
      10,985      ABN AMRO Munitops Certificate Trust, Ser. 2001,
                    Class 27, Rev., FRDO, FSA, 1.31%, 03/06/02                         10,985
      15,010      ABN AMRO Munitops Certificate Trust, Ser. 2001-21,
                    GO, FRDO, MBIA, 1.22%, 03/06/02                                    15,010
       9,995      ABN AMRO Munitops Certificate Trust, Ser. 2002,
                    Class 3, Rev., FRDO, 1.31%, 03/06/02                                9,995
      10,000      Charter Mac Floater Certificate Trust I, Ser. NAT-2,
                    Rev., FRDO, MBIA, 1.34%, 03/07/02                                  10,000
      42,500      Charter Mac Floating Rate Certificate Trust I, Ser.
                    NAT-1, FRDO, MBIA, 1.34%, 03/07/02                                 42,500
      13,775      Clipper Tax Exempt Trust, COP, Ser. 2002, Class 1,
                    FRN, 1.34%, 03/07/02                                               13,775
       5,514      Clipper Tax-Exempt Trust, COP, Ser. 1999, Class 2,
                    FRDO, 1.44%, 03/07/02                                               5,514

                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  MULTIPLE STATES -- CONTINUED
     $ 5,000      Eagle Tax Exempt Trust, Weekly Option Mode, Class
                    A, #, 1.24%, 03/07/02                                         $     5,000
       2,000      Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
                    2000-1601, FRDO, 1.24%, 03/07/02                                    2,000
      35,845      IBM Lease, FLOATS, Ser. PL-9, Ser. 2001-A, FRDO,
                    1.39%, 03/07/02                                                    35,845
       3,900      IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
                    Weekly Receipt, 1.39%, 03/07/02                                     3,900
      35,275      IBM Tax Exempt Trust, IBM Project, FLOATS, Ser.
                    2001, Class D, Rev., FRDO, 1.39%, 03/07/02                         35,275
      29,212      Koch Floating Rate Trust, Weekly Certificates,
                    Ser. 1, Rev., FRDO, 1.44%, 03/07/02                                29,212
      67,980      MBIA Capital Corp., FLOATS, FRDO, 1.34%, 03/07/02                    67,980
     140,000      Puttable Floating Option Tax-Exempt Receipts,
                    FLOATS, Ser. SGP-12, FRDO, 1.39%, 03/07/02                        140,000
      33,700      Puttable Floating Option Tax-Exempt Receipts, Mode
                    B, Ser. SGP-13, FRDO, 1.39%, 03/07/02                              33,700
      46,455      Puttable Floating Option Tax-Exempt Receipts,
                    SunAmerica Trust, PUTTERS, Ser. 2001-2, Class A
                    Certificates, 1.32%, 03/07/02                                      46,455
                                                                                  --------------
                                                                                      681,527
                  NEBRASKA -- 0.3%
       3,285      NEBHELP, Inc., Nebraska, Student Loan, Ser. E,
                    Rev., FRDO, MBIA, 1.20%, 03/06/02                                   3,285
       8,600      Nebraska Investment Finance Authority, Floating
                    Rate Trust Receipts, Single Family Housing, Ser. N-7,
                    Regulation D, Rev., FRDO, 1.30%, 03/06/02                           8,600
       5,500      Nebraska Investment Finance Authority, Single
                    Family Housing, Floating Rate Trust Receipts, Ser.
                    2002-L-1, Rev., FRDO, 1.30%, 03/06/02                               5,500
       1,200      Sidney, Nebraska, IDR, Pennington Seed, Inc.
                    Project, Rev., FRDO, 1.30%, 03/06/02                                1,200
                                                                                  --------------
                                                                                       18,585
                  NEVADA -- 2.1%
      10,100      Clark County Improvement District, Local
                    Improvement, Special Improvement, Special
                    Assessment, Ser. 128-A, FRDO, 1.40%, 03/01/02                      10,100
      15,000      Clark County School District, FRDO, 1.24%, 03/07/02                  15,000
      14,900      Clark County School District, Ser. A, GO, FRDO, FSA,
                    1.25%, 03/01/02                                                    14,900
      38,600      Clark County, Airport, Sub Lien, Ser. A, Rev., FRDO,
                    FGIC, 1.45%, 03/01/02                                              38,600
       5,300      Clark County, IDR, Nevada Cogeneration Association
                    #2, Rev., FRDO, 1.45%, 03/01/02                                     5,300
       3,000      Las Vegas, Nevada, GO, ^, FGIC, 6.60%, 04/01/02                       3,068
      14,900      Nevada Housing Division, Multi-Family Housing, Park
                    Vista Apartments, Ser. A, Rev., FRDO, 1.15%,
                    03/06/02                                                           14,900
       3,390      Nevada Housing Division, Multi-Unit Housing,
                    Horizon, Ser. A, Rev., FRDO, 1.35%, 03/07/02                        3,390


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  NEVADA -- CONTINUED
     $ 6,250      Nevada Housing Division, Multi-Unit Housing,
                    Joshua Villas, Ser. E, Rev., FRDO, 1.35%, 03/07/02            $     6,250
       5,455      Nevada Housing Division, Multi-Unit Housing, Judith
                    Villas, Ser. C, Rev., FRDO, 1.35%, 03/07/02                         5,455
       6,750      Nevada Housing Division, Multi-Unit Housing, Ser. A,
                    Rev., FRDO, 1.35%, 03/07/02                                         6,750
       3,195      Nevada Housing Division, Multi-Unit Housing, Ser. M,
                    Rev., FRDO, 1.35%, 03/07/02                                         3,195
      13,305      Nevada Housing Division, Single-Family Mortgage,
                    Ser. 6, Rev., 2.15%, 04/01/02                                      13,305
       9,000      Nevada State, FLOATS, Ser. SG-39, FRDO, 1.21%,
                    03/07/02                                                            9,000
       5,800      Truckee Meadows Water Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-137, Rev., FRDO,
                    FSA, 1.35%, 03/01/02                                                5,800
                                                                                  --------------
                                                                                      155,013
                  NEW HAMPSHIRE -- 0.1%
       3,675      New Hampshire Housing Finance Authority, Floating
                    Rate Trust Receipt, Ser. A-70, Regulation D, Rev.,
                    FRDO, 1.30%, 03/06/02                                               3,675
       1,370      New Hampshire Housing Finance Authority, Single
                    Family Housing, FLOATS, Ser. PT-115, Rev., 1.32%,
                    03/07/02                                                            1,370
                                                                                  --------------
                                                                                        5,045
                  NEW JERSEY -- 1.6%
       7,000      Essex County, Improvement Authority, GO, BAN,
                    3.25%, 08/08/02                                                     7,016
       4,985      New Jersey Economic Development Authority,
                    FLOATS, Ser. PA-828, Rev., AMBAC, 2.65%, 03/02/02                   4,985
       2,500      New Jersey Economic Development Authority,
                    Natural Gas Facilities, NUI Corp. Project, Ser. A, Rev.,
                    FRDO, AMBAC, 1.30%, 03/01/02                                        2,500
      10,200      New Jersey Economic Development Authority,
                    Natural Gas Facilities, Ser. A, Rev., FRDO, AMBAC,
                    1.30%, 03/01/02                                                    10,200
       4,995      New Jersey Economic Development Authority, Ser.
                    A, GO, FRDO, AMBAC, 1.70%, 03/07/02                                 4,995
       1,470      New Jersey Sports & Exposition Authority, State
                    Contract, Ser. C, Rev., FRDO, MBIA, 1.00%, 03/07/02                 1,470
       6,300      New Jersey State Housing & Mortgage Finance
                    Agency, FLOATS, Ser. PT-118, Rev., 1.11%, 03/07/02                  6,300
      30,000      New Jersey State Transportation, 1.25%, 03/07/02                     30,000
      11,950      New Jersey State, Ser. C, Rev., TRAN, 3.00%, 06/14/02                11,985
       8,800      New Jersey, Promissory Note, 1.20%, 05/01/02                          8,800
      20,000      New Jersey, Promissory Note, 1.25%, 03/05/02                         20,000
       6,000      New Jersey, Promissory Note, 1.25%, 04/08/02                          6,000
       5,200      Passaic County, GO, BAN, 3.50%, 03/29/02                              5,201
                                                                                  --------------
                                                                                      119,452
                  NEW MEXICO -- 1.2%
       6,155      Albuquerque Municipal School District No. 012, GO,
                    4.00%, 08/01/02                                                     6,191


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  NEW MEXICO -- CONTINUED
     $ 3,200      Chaves County, IDR, Ser. A, Rev., FRDO, 1.35%,
                    03/07/02                                                      $     3,200
         300      Farmington, New Mexico, PCR, Arizona Public
                    Services Co., Ser. A, Rev., FRDO, 1.30%, 03/01/02                     300
       5,375      New Mexico Educational Assistance Foundation,
                    Student Loan, Ser. IV-A1, Rev., 6.30%, 03/01/02                     5,375
       6,400      New Mexico Finance Authority, Administrative Fee,
                    Ser. A, Rev., FRDO, 1.20%, 03/06/02                                 6,400
      48,290      New Mexico Mortgage Finance Authority, FLOATS,
                    Ser. PT-593, FRDO, FGIC, 1.24%, 03/07/02                           48,290
      16,000      New Mexico State, GO, TRAN, 3.00%, 06/28/02                          16,073
                                                                                  --------------
                                                                                       85,829
                  NEW YORK -- 2.3%
         845      Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
                    96C-4901, Class A, #, FRDO, 1.26%, 03/07/02                           845
       1,980      Long Island Power Authority, Electric Systems, Ser.
                    7, Sub Ser. 7-A, Rev., FRDO, MBIA, 1.00%, 03/06/02                  1,980
       1,520      Monroe County Airport Authority, FLOATS, Ser.
                    PA-585, Rev., FRDO, 1.13%, 03/07/02                                 1,520
       7,565      New York City IDA, Civic Facilities, Municipal
                    Securities Trust Receipts, Ser. SGA-110, Rev., FRDO,
                    1.12%, 03/06/02                                                     7,567
       2,000      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.02%,
                    03/07/02                                                            2,000
         500      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. A, Rev., FRDO, FGIC,
                    1.25%, 03/01/02                                                       500
      25,000      New York City Transitional Finance Authority, Ser. 3,
                    Rev., BAN, 2.75%, 11/13/02                                         25,055
      20,000      New York City, New York, Ser. A, GO, RAN, 3.00%,
                    04/12/02                                                           20,024
         800      New York City, New York, Ser. B-2, Sub Ser. B-5, GO,
                    FRDO, MBIA, 1.25%, 03/01/02                                           800
         900      New York City, New York, Ser. H, Sub Ser. H-3, GO,
                    FRDO, FSA, 1.25%, 03/01/02                                            900
       2,300      New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.25%, 03/01/02                                                     2,300
       1,600      New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.30%, 03/01/02                                                     1,600
       8,140      New York State Dorm Authority, FLOATS, Ser.
                    PT-407, Rev., FRDO, AMBAC, 1.50%, 05/15/02                          8,140
       1,300      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.04%,
                    03/07/02                                                            1,300
      13,090      Port Authority of New York & New Jersey, Rev.,
                    FRDO, 1.66%, 03/05/02                                              13,090
      15,000      Rochester Health Facilities, Mayo Clinic, 1.25%,
                    04/02/02                                                           15,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
    $ 45,600      Triborough Bridge & Tunnel Authority, Floating Rate
                    Trust Receipts, Ser. N-17, Regulation D, Rev., FRDO,
                    1.05%, 03/06/02                                               $    45,600
      19,630      Tsasc, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
                    1.24%, 03/07/02                                                    19,631
                                                                                  --------------
                                                                                      167,852
                  NORTH CAROLINA -- 1.1%
       1,700      Durham, North Carolina, Water and Sewer Utility
                    Systems, Rev., FRDO, 1.20%, 03/06/02                                1,700
      20,190      Greensboro, North Carolina, Enterprise Systems,
                    Ser. B, Rev., FRDO, 1.15%, 03/06/02                                20,190
         700      Guilford County Industrial Facilities & PCFA, Neal
                    Manufacturing, Inc., Rev., FRDO, 1.30%, 03/07/02                      700
       7,000      North Carolina Educational Facilities Finance
                    Agency, Bowman Gray School Project, Rev., FRDO,
                    1.07%, 03/06/02                                                     7,000
       9,660      North Carolina Educational Facilities Finance
                    Agency, Ellon College, Rev., FRDO, 1.15%, 03/06/02                  9,660
       1,700      North Carolina Educational Facilities Financing
                    Agency, Greensboro College, Rev., FRDO, 1.15%,
                    03/06/02                                                            1,700
       4,515      North Carolina Housing Finance Agency, Home
                    Ownership, Ser. 12-E, Rev., 1.70%, 05/01/02                         4,515
       3,000      North Carolina Medical Care Commission, Health
                    Systems, Catholic Health East, Ser. D, Rev., FRDO,
                    AMBAC, 1.07%, 03/06/02                                              3,000
       3,000      North Carolina Medical Care Commission, Lincoln
                    Health Systems Project, Ser. A, Rev., FRDO, 1.20%,
                    03/07/02                                                            3,000
      25,050      North Carolina State, Ser. 14, GO, FRDO, 1.24%,
                    03/07/02                                                           25,081
       1,300      Raleigh-Durham Airport Authority, Special Facilities,
                    American Airlines, Inc., Ser. A, Rev., FRDO, 1.35%,
                    03/01/02                                                            1,300
       5,700      University of North Carolina at Chapel Hill, University
                    of North Carolina Hospital, Ser. B, Rev., FRDO,
                    1.30%, 03/01/02                                                     5,700
                                                                                  --------------
                                                                                       83,546
                  NORTH DAKOTA -- 0.2%
       4,000      Grand Forks, North Dakota, Health Care Facilities,
                    United Hospital Obligation Group, Ser. A, Rev.,
                    FRDO, 1.40%, 03/01/02                                               4,000
       7,445      North Dakota State Housing Finance Agency, Ser.
                    II-R-140, Rev., FRDO, 1.26%, 03/07/02                               7,445
                                                                                  --------------
                                                                                       11,445
                  OHIO -- 0.5%
       3,800      Columbus, Ohio, Ser. 1, GO, FRDO, 1.10%, 03/07/02                     3,800
       8,000      Franklin County, Franklin County Hospital, Ser.
                    II-R-55, Rev., FRDO, 1.34%, 03/07/02                                8,000
      10,440      Ohio State Building Authority, FLOATS, Ser. PA-908,
                    Rev., FRDO, AMBAC, 1.21%, 03/07/02                                 10,440


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  OHIO -- CONTINUED
     $ 4,995      Ohio State Turnpike Commission, Ser. II-R-51, Rev.,
                    FRDO, FGIC, 3.20%, 03/28/02                                   $     4,995
       2,800      Ohio State Water Development Authority, Pollution
                    Control Facilities, Ohio Edison Co. Project, Ser. B,
                    Rev., FRDO, 1.35%, 03/01/02                                         2,800
       5,000      Youngstown City School District, BAN, 3.13%,
                    04/15/02                                                            5,004
                                                                                  --------------
                                                                                       35,039
                  OKLAHOMA -- 0.4%
       4,745      Oklahoma Water Resource Board, State Loan
                    Program, Ser. A, Rev., FRDO, 2.40%, 03/04/02                        4,745
       5,000      Oklahoma Water Resource Board, State Loan
                    Program, Ser. S, Rev., FRDO, 2.40%, 03/04/02                        5,000
      10,490      Tulsa County Home Finance Authority, Multi-Family
                    Housing, Waterford Apartments Project, Rev., FRDO,
                    1.15%, 03/07/02                                                    10,490
       6,500      Tulsa Industrial Authority, Justin Industries Project,
                    Rev., FRDO, 2.13%, 03/07/02                                         6,500
                                                                                  --------------
                                                                                       26,735
                  OREGON -- 1.1%
      10,000      Multnomah County, Ser. R-17, GO, FRDO, 1.24%,
                    03/07/02                                                           10,000
       6,000      Oregon State, 1.25%, 04/03/02                                         6,000
       8,200      Oregon State Housing & Community Services
                    Department, Convent Retirement, Ser. A, Rev., FRDO,
                    1.25%, 03/07/02                                                     8,200
       9,000      Oregon State Housing & Community Services
                    Department, Single Family Housing, Ser. C, Rev.,
                    1.67%, 02/06/03                                                     9,000
       3,440      Oregon State Housing & Community Services
                    Department, Single Family Housing, Ser. E, Rev.,
                    1.72%, 02/06/03                                                     3,440
       6,000      Oregon State Housing & Community Services
                    Department, Single Family Housing, Ser. U, 2.12%,
                    11/14/02                                                            6,000
       3,435      Oregon State Housing & Community Services
                    Department, Single-Family Housing, Ser. P, Rev.,
                    2.20%, 09/12/02                                                     3,435
       4,410      Oregon State, Floating Rate Trust Receipts, Ser.
                    A-18, Regulation D, FRDO, 1.30%, 03/06/02                           4,410
       4,740      Port of Portland, PCR, Reynolds Metals Project, Rev.,
                    FRDO, 1.35%, 03/01/02                                               4,740
      15,030      Port of Portland, Special Obligation, Horizon Air
                    Industries, Inc. Project, Rev., FRDO, 1.40%, 03/01/02              15,030
       5,500      Portland, Oregon, Sewer Systems, FLOATS, Ser.
                    PA-872, Rev., FRDO, 1.21%, 03/07/02                                 5,500
       7,000      Tri-County Metropolitan Transportation District, Light
                    Rail Extension, Ser. A, GO, ^, 6.00%, 07/01/02                      7,144
                                                                                  --------------
                                                                                       82,899


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  PENNSYLVANIA -- 3.7%
     $ 7,250      Allegheny County Hospital Development Authority,
                    Presbyterian University Health Center, Ser. C, Rev.,
                    FRDO, MBIA, 1.20%, 03/07/02                                   $     7,250
      17,995      Allegheny County IDA, Health & Housing Facilities,
                    Longwood, Ser. B, Rev., FRDO, 1.50%, 03/01/02                      17,995
      10,000      Allegheny County Sanitation Authority, FLOATS, Ser.
                    1307, FRDO, 1.18%, 03/07/02                                        10,000
       9,900      Berks County IDA, Health Care-Lutheran Services,
                    Ser. A, Rev., FRDO, AMBAC, 1.20%, 03/06/02                          9,900
       4,375      City of Philadelphia Funding Program,
                    Intergovernmental Cooperative Authority, Special
                    Tax, Rev., ^, 6.80%, 06/15/02                                       4,426
       8,300      Clarion County IDA, Energy Development, Piney
                    Creek Project, Rev., FRDO, 1.20%, 03/06/02                          8,300
         100      Delaware Valley Regional Finance Authority, Local
                    Government, Rev., FRDO, 1.15%, 03/06/02                               100
       8,500      Delaware Valley Regional Finance Authority, Local
                    Government, Ser. C, Rev., FRDO, 1.15%, 03/06/02                     8,500
      14,400      Delaware Valley Regional Finance Authority, Local
                    Government, Ser. D, Rev., FRDO, 1.15%, 03/06/02                    14,400
       5,900      Eagle Tax Exempt Trust, Weekly Option Mode, Class
                    A, FRDO, #, 1.24%, 03/07/02                                         5,900
       7,090      Emmaus General Authority, Sub Ser. G-16, Rev.,
                    FRDO, 1.25%, 03/06/02                                               7,090
       2,000      Harrisburg Authority, Municipal Securities Trust
                    Receipts, Ser. SGA-80, Rev., FRDO, FGIC, 1.20%,
                    03/06/02                                                            2,000
       9,780      Lancaster County Hospital Authority, Willow Valley
                    Lakes Health Center, Ser. B, Rev., FRDO, MBIA,
                    1.20%, 03/07/02                                                     9,780
       7,000      Montgomery County, GO, TRAN, 3.00%, 12/31/02                          7,087
      10,000      Montgomery County, Redevelopment Authority,
                    Multi-Family Housing, Kingswood Apartment
                    Project, Ser. A, Rev., FRDO, 1.10%, 03/07/02                       10,000
       7,600      Pennsylvania Convention Center Authority, FLOATS,
                    Ser. PT-1224, Rev., FRDO, FGIC, 1.18%, 03/07/02                     7,600
      45,000      Pennsylvania Economic Development Financing
                    Authority, Reliant Energy Seward Project, Ser. A,
                    Rev., FRDO, 1, 1.20%, 03/06/02                                     45,000
       5,345      Pennsylvania Energy Development Authority, B&W
                    Ebensburg Project, Rev., FRDO, 1.20%, 03/06/02                      5,345
       7,390      Pennsylvania Intergovernmental Cooperative
                    Authority, Floating Rate Receipts, Ser. SG-16,
                    1.18%, 03/07/02                                                     7,390
       9,000      Pennsylvania Intergovernmental Cooperative
                    Authority, Floating Rate Receipts, Ser. SG-67, Rev.,
                    FRDO, FGIC, 1.18%, 03/07/02                                         9,000
       5,500      Pennsylvania State Higher Education Assistance
                    Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                    1.25%, 03/06/02                                                     5,500


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  PENNSYLVANIA -- CONTINUED
     $ 8,800      Pennsylvania State Higher Education Assistance
                    Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                    1.25%, 03/06/02                                               $     8,800
       2,425      Pennsylvania State, 2nd Ser., GO, 5.00%, 08/01/02                     2,448
       4,230      Philadelphia Authority for Industrial Development,
                    Airport, FLOATS, Ser. PT-417, Rev., FRDO, FGIC,
                    2.81%, 06/13/02                                                     4,230
      33,615      Philadelphia, Pennsylvania, Water & Wastewater,
                    Floating Rate Trust Receipts, Ser. SG-158, Rev.,
                    FRDO, FGIC, 1.18%, 03/06/02                                        33,615
      10,905      Pittsburgh, Pennsylvania, Floating Rate Receipts,
                    Ser. SG-71, FRDO, 1.18%, 03/07/02                                  10,905
         800      Quakertown General Authority, Pooled Financing
                    Program, Ser. A, Rev., FRDO, 1.25%, 03/05/02                          800
       9,235      Southeastern Pennsylvania Transportation Authority,
                    Ser. SG-28, Rev., FRDO, FGIC, 1.18%, 03/07/02                       9,250
                                                                                  --------------
                                                                                      272,611
                  PUERTO RICO -- 0.8%
       3,315      Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                    GO, FRDO, AMBAC, 1.02%, 03/07/02                                    3,315
         800      Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    FRDO, 1.02%, 03/07/02                                                 800
      46,550      Puerto Rico Commonwealth, Rev., TRAN, 3.00%,
                    07/30/02                                                           46,711
       2,500      Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
                    Class F, GO, FRDO, MBIA, 1.04%, 03/07/02                            2,500
       4,900      Puerto Rico Government Development Bank, Rev.,
                    FRDO, MBIA, 0.95%, 03/06/02                                         4,900
         350      Puerto Rico Highway & Transportation Authority,
                    FLOATS, Ser. PA-472, Rev., FRDO, FSA, 1.02%,
                    03/07/02                                                              350
       1,330      Puerto Rico Highway & Transportation Authority,
                    Trust Receipts, Class F, Ser. B, Rev., FRDO, MBIA,
                    1.09%, 03/07/02                                                     1,330
                                                                                  --------------
                                                                                       59,906
                  RHODE ISLAND -- 0.8%
      17,000      Rhode Island Convention Center Authority, Ser. A,
                    Rev., FRDO, MBIA, 1.10%, 03/07/02                                  17,000
       4,700      Rhode Island Health & Educational Building Corp.,
                    Moses Brown School Issue, Rev., FRDO, MBIA,
                    1.25%, 03/07/02                                                     4,700
       4,995      Rhode Island Refunding Bond Authority, State Public
                    Projects, FLOATS, Ser. PT-419, Rev., FRDO, AMBAC,
                    2.80%, 06/13/02                                                     4,995
      25,665      Rhode Island State & Providence Plantations,
                    Consolidated Capital Development Loan, Ser. B, GO,
                    FRDO, 1.10%, 03/06/02                                              25,665
       4,020      Rhode Island State & Providence Plantations,
                    Consolidated Capital Development Loan, Ser. C, GO,
                    3.25%, 09/01/02                                                     4,030
                                                                                  --------------
                                                                                       56,390


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA -- 1.5%
     $ 2,500      Berkeley County, Bayer Corp. Project, Rev., FRDO,
                    1.40%, 03/01/02                                               $     2,500
       3,000      Cherokee County, Oshkosh Truck Project, Rev.,
                    FRDO, 1.35%, 03/06/02                                               3,000
       7,480      Darlington County, PCR, Floating Rate Trust
                    Certificates, Ser. L-36, Rev., FRDO, AMBAC, 1.25%,
                    03/06/02                                                            7,480
       2,150      Florence County, Solid Waste Disposal &
                    Wastewater Treatment, Roche Carolina, Inc., Rev.,
                    FRDO, 1.45%, 03/01/02                                               2,150
      16,000      Greenville County School District, Ser. B, GO, BAN,
                    3.75%, 04/24/02                                                    16,026
       2,500      Kershaw County, IDR, New South, Inc. Project, Rev.,
                    FRDO, 1.25%, 03/07/02                                               2,500
       3,000      South Carolina Jobs & Economic Development
                    Authority, Concept Packaging Group Project, Rev.,
                    FRDO, 1.35%, 03/07/02                                               3,000
       8,000      South Carolina Jobs & Economic Development
                    Authority, Hospital Facilities, Tuomey Regional
                    Medical Center, Ser. B, Rev., FRDO, MBIA, 1.15%,
                    03/07/02                                                            8,000
       3,500      South Carolina Jobs & Economic Development
                    Authority, South Carolina Catholic Diocese Project,
                    Rev., FRDO, 1.25%, 03/07/02                                         3,500
       4,600      South Carolina Jobs & Economic Development
                    Authority, Specialty Minerals Project, Rev., FRDO,
                    1.25%, 03/06/02                                                     4,600
       4,250      South Carolina Jobs & Economic Development
                    Authority, Valley Proteins, Inc. Project, FRDO,
                    1.30%, 03/07/02                                                     4,250
       4,910      South Carolina State Housing Finance &
                    Development Authority, Rental Housing, Oak
                    Ridge/McGuire, FRDO, 1.20%, 03/07/02                                4,910
       2,845      South Carolina State Housing Finance &
                    Development Authority, Rental Housing, Waverly
                    Place Project, Rev., FRDO, 1.20%, 03/07/02                          2,845
       1,950      South Carolina State Public Service Authority,
                    Electric Systems, Santee Cooper, Ser. D, Rev.,
                    AMBAC, ^, 6.50%, 07/01/02                                           2,013
       6,750      South Carolina State Public Service Authority,
                    Electric Systems, Santee Cooper, Ser. D, Rev.,
                    AMBAC, ^, 6.50%, 07/01/02                                           6,967
       6,000      South Carolina State, FLOATS, Ser. PT-1225,
                    1.18%, 03/07/02                                                     6,000
       9,300      South Carolina State, Ser. 7, GO, FRDO, 1.24%,
                    03/07/02                                                            9,305
      23,100      South Carolina Transportation Infrastructure Bank,
                    Floating Rate Certificates, Ser. L-10, Regulation D,
                    Rev., FRDO, AMBAC, 1.30%, 03/06/02                                 23,100
                                                                                  --------------
                                                                                      112,146


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  SOUTH DAKOTA -- 0.3%
     $ 2,000      Sioux Falls School District No. 49-5, Capital Outlay
                    Certificates, Ser. B, GO, AMBAC, ^, 5.75%, 07/01/02           $     2,020
       4,710      South Dakota Economic Development Finance
                    Authority, Hastings Filters Inc. Project, Rev., FRDO,
                    1.30%, 03/07/02                                                     4,710
      10,455      South Dakota Housing Development Authority,
                    FLOATS, Ser. PT-73, FRDO, 1.21%, 03/07/02                          10,455
       4,500      South Dakota Housing Development Authority, Ser.
                    N-1, Regulation D, Rev., FRDO, 1.30%, 03/06/02                      4,500
                                                                                  --------------
                                                                                       21,685
                  TENNESSEE -- 2.8%
       2,500      Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1D, Rev.,
                    FRDO, AMBAC, 1.30%, 03/01/02                                        2,500
       3,600      Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1F, Rev.,
                    FRDO, AMBAC, 1.30%, 03/06/02                                        3,600
       3,000      Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-1G, Rev.,
                    FRDO, AMBAC, 1.30%, 03/01/02                                        3,000
       3,925      Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2F, Rev.,
                    FRDO, AMBAC, 1.30%, 03/01/02                                        3,925
       3,850      Blount County Public Building Authority, Local
                    Government Public Improvement, Ser. A-2H, Rev.,
                    FRDO, AMBAC, 1.30%, 03/01/02                                        3,850
       3,100      Bradley County IDB, Olin Corp. Project, Ser. C, Rev.,
                    FRDO, 1.40%, 03/01/02                                               3,100
         800      Clarksville Public Building Authority, Pooled
                    Financing, Tennessee Municipal Bond Fund, Rev.,
                    FRDO, 1.20%, 03/07/02                                                 800
      14,500      Clarksville Public Building Authority, Tennessee
                    Municipal Bond Fund, Pooled Financing, Rev.,
                    FRDO, 1.30%, 03/01/02                                              14,500
       3,000      Jackson IDB, Solid Waste Disposal, FLA Steel Corp.
                    Project, FRDO, 1.30%, 03/07/02                                      3,000
      13,020      Knoxville Utilities Board, Electric Systems, Rev.,
                    FRDO, FSA, 1.30%, 03/06/02                                         13,020
       7,385      Knoxville Utilities Board, Water Systems, Rev.,
                    FRDO, FSA, 1.30%, 03/01/02                                          7,385
      10,000      Metropolitan Government Nashville & Davidson
                    Counties, Health & Educational Facility Board,
                    Ascension Health Credit, Ser. B-1, Rev., FRDO,
                    1.65%, 07/02/02                                                    10,000
      14,000      Metropolitan Government Nashville & Davidson
                    Counties, Health & Educational Facility Board,
                    Ascension Health Credit, Ser. B-2, Rev., FRDO,
                    2.00%, 01/03/03                                                    14,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TENNESSEE -- CONTINUED
    $ 15,000      Metropolitan Government Nashville & Davidson
                    Counties, Health & Educational Facility Board,
                    Belmont University Project, Rev., FRDO, 1.20%,
                    03/06/02                                                      $    15,000
       2,700      Metropolitan Government Nashville & Davidson
                    Counties, IDB, Country Music Hall of Fame, Rev.,
                    FRDO, 1.17%, 03/07/02                                               2,700
       3,575      Metropolitan Government Nashville & Davidson
                    Counties, IDB, Rev., FRDO, 1.25%, 03/07/02                          3,575
       6,995      Metropolitan Government Nashville & Davidson
                    Counties, FLOATS, Ser. PT-394, GO, FRDO, 1.24%,
                    03/07/02                                                            6,995
      25,600      Metropolitan Nashville Airport Authority, American
                    Airlines Project, Ser. B, Rev., FRDO, 1.35%, 03/01/02              25,600
       1,500      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-A-1, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        1,500
       2,500      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-A-2, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        2,500
       1,110      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. II-D-3, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        1,110
       3,400      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-B-3, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        3,400
       6,800      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-C-5, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        6,800
       1,600      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-D-3, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        1,600
       2,500      Sevier County Public Building Authority, Local
                    Government Public Improvement, Ser. III-E-3, Rev.,
                    FRDO, AMBAC, 1.17%, 03/07/02                                        2,500
       5,265      Shelby County Health, Educational & Housing
                    Facilities Board, Rhodes College, Rev., FRDO, 1.17%,
                    03/07/02                                                            5,265
       7,500      Shelby County, Promissory Note, 1.25%, 03/22/02                       7,500
         600      South Pittsburgh IDB, Lodge Manufacturing Co.
                    Project, Rev., FRDO, 1.30%, 03/06/02                                  600
      18,050      Stewart County IDB, Solid Waste Disposal, Standard
                    Gypsum Project, Rev., FDRO, 1.30%, 03/06/02                        18,050
      10,000      Tennessee State, Ser. B, GO, 5.50%, 05/01/02                         10,045
      10,500      Volunteer State Student Funding Corp., Tennessee
                    Student Loan, Ser. A-2, Rev., FRDO, 1.25%, 03/06/02                10,500
                                                                                  --------------
                                                                                      207,920
                  TEXAS -- 14.0%
       2,900      Angelina & Neches River Authority, Industrial
                    Development Corp., Solid Waste, Ser. 1984-D, Rev.,
                    FRDO, 1.35%, 03/01/02                                               2,900


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TEXAS -- CONTINUED
     $ 4,200      Angelina & Neches River Authority, Industrial
                    Development Corp., Solid Waste, Ser. 1984-E, Rev.,
                    FRDO, 1.35%, 03/01/02                                         $     4,200
       5,595      Arlington Independent School District, FLOATS, Ser.
                    PA-874, Rev., FRDO, 1.21%, 03/07/02                                 5,595
       2,000      Arlington, Permanent Improvement, Ser. A, GO,
                    6.10%, 08/15/02                                                     2,037
       5,300      Austin Higher Education Authority, Concordia
                    University at Austin, Rev., FRDO, 1.30%, 03/01/02                   5,300
       5,025      Bexar County Housing Finance Authority, Multi-
                    Family Housing, Fountainhead Apartments, Rev.,
                    FRDO, 1.20%, 03/06/02                                               5,025
       4,990      Brazos River Authority, PCR, FLOATS, Ser. PA-829,
                    Rev., FRDO, 1.37%, 03/07/02                                         4,990
       5,000      Brazos River Authority, PCR, TXU Electric Co.,
                    Ser. C, Rev., FRDO, 1.60%, 03/21/02                                 5,000
       8,900      Brazos River Habor Navigation District, Merey
                    Sweeny LP Project, Ser. A, Rev., FRDO, 1.45%,
                    03/01/02                                                            8,900
      10,000      Calhoun County Naval IDA, British Petroleum Co.,
                    Rev., FRDO, 1.50%, 03/01/02                                        10,000
       5,000      Dallas-Fort Worth International Airport Facilities
                    Improvement Corp., Flight Safety Project, Rev.,
                    FRDO, 1.27%, 03/07/02                                               5,000
       3,910      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    99-4302, #, FRDO, 1.24%, 03/07/02                                   3,910
       2,420      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    3C-7, Class A, #, FRDO, 1.24%, 03/07/02                             2,420
       2,400      Grapevine Industrial Development Corp., IDB,
                    American Airlines, Inc., Ser. A-2, Rev., FRDO,
                    1.30%, 03/01/02                                                     2,400
       1,200      Grapevine Industrial Development Corp., IDB,
                    American Airlines, Inc., Ser. A-4, Rev., FRDO,
                    1.30%, 03/01/02                                                     1,200
         800      Grapevine Industrial Development Corp., IDB,
                    American Airlines, Inc., Ser. B-1, Rev., FRDO,
                    1.30%, 03/01/02                                                       800
       3,000      Grapevine Industrial Development Corp., IDB,
                    American Airlines, Inc., Ser. B-2, Rev., FRDO,
                    1.30%, 03/01/02                                                     3,000
       4,500      Greater East Texas Higher Education Authority,
                    Ser. A, Rev., FRDO, 1.18%, 03/07/02                                 4,500
       9,000      Greater East Texas Higher Education Authority,
                    Ser. A, Rev., FRDO, 3.25%, 05/01/02                                 9,000
       5,000      Greater East Texas Higher Education Authority,
                    Ser. B, Rev., FRDO, 1.23%, 03/01/02                                 5,000
      10,000      Greater Texas Student Loan Corp., Student Loan,
                    Ser. A, Rev., FRDO, 1.23%, 03/07/02                                10,000
       3,000      Guadalupe-Blanco River Authority, Industrial
                    Development Corp., IDR, The BOC Group, Inc.
                    Project, Rev., FRDO, 1.20%, 03/07/02                                3,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TEXAS -- CONTINUED
     $ 3,000      Gulf Coast IDA, Environmental Facilities, Citgo
                    Petroleum Corp. Project, Rev., FRDO, 1.45%,
                    03/01/02                                                      $     3,000
         800      Gulf Coast Waste Disposal Authority, Environmental
                    Facilities, Exxon-Mobil Project, Ser. B, Rev., FRDO,
                    1.35%, 03/01/02                                                       800
       6,350      Gulf Coast Waste Disposal Authority, PCR, Amoco
                    Oil Co. Project, Ser. A, Rev., FRDO, 1.40%, 03/01/02                6,350
       5,000      Gulf Coast Waste Disposal Authority, PCR, Exxon
                    Project, Rev., FRDO, 1.25%, 03/01/02                                5,000
       5,000      Harlandale Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-100, GO, FRDO,
                    1.23%, 03/06/02                                                     5,000
      15,800      Harris County, Promissory Note, 1.25%, 03/06/02                      15,800
      12,863      Harris County, Promissory Note, 1.30%, 05/20/02                      12,863
       7,200      Hays Memorial Health Facilities Development Corp.,
                    Central Texas Medical Center Project, Ser. A, Rev.,
                    1.25%, 03/07/02                                                     7,200
       5,000      Hockley County Industrial Development Corp., PCR,
                    AMOCO Project, Rev., FRDO, 1.94%, 05/01/02                          5,000
      10,000      Hoston, Texas, Promissory Note, 1.35%, 03/05/02                      10,000
      29,245      Houston Higher Education Finance Corp., Floating
                    Rate Certificates, Ser. SG-139, Rev., FRDO, 1.21%,
                    03/07/02                                                           29,245
      10,000      Houston, Texas, 1.25%, 05/01/02                                      10,000
      17,500      Houston, Texas, Airport Systems, Floating Rate
                    Receipts, Ser. SG-149, Rev., FRDO, FSA, 1.27%,
                    03/07/02                                                           17,500
      20,065      Houston, Texas, Floating Rate Certificates, Ser. 523,
                    COP, FRDO, MBIA, 1.22%, 03/07/02                                   20,738
      22,900      Houston, Texas, Promissory Note, 1.30%, 05/08/02                     22,900
      20,000      Houston, Texas, Promissory Note, 1.35%, 05/30/02                     20,000
      20,000      Houston, Texas, Water & Sewer, GO, 1.45%,
                    05/30/02                                                           20,000
      28,600      Houston, Texas, Water and Sewer Systems,
                    Municipal Securities Trust Receipts, Ser. SG-120,
                    Rev., FRDO, 1.21%, 03/07/02                                        28,600
      10,800      Hurst-Euless-Bedford Independent School District,
                    Floating Rate Trust Receipts, Ser. SG-98, GO,
                    FRDO, PSF, 1.21%, 03/07/02                                         10,800
       5,200      Keller Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-111, GO, FRDO,
                    1.35%, 03/01/02                                                     5,200
       4,400      Lone Star Airport Improvement Authority, Multiple
                    Mode, Ser. A-5, Rev., FRDO, 1.40%, 03/01/02                         4,400
       1,300      Lone Star Airport Improvement Authority, Multiple
                    Mode, Ser. B-1, Rev., FRDO, 1.40%, 03/01/02                         1,300
       4,200      Longview Industrial Corp., Collins Industries, Inc.
                    Project, Rev., FRDO, 1.35%, 03/07/02                                4,200
      19,425      Lower Colorado River Authority, FLOATS, Ser.
                    PA-590, Rev., FRDO, FSA, 1.21%, 03/07/02                           19,437


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TEXAS -- CONTINUED
     $ 6,500      Lower Neches Valley Authority, Industrial
                    Development Corp., Exempt Facilities, Exxon-Mobil
                    Project, Ser. A, Rev., FRDO, 1.25%, 03/01/02                  $     6,500
      33,055      Lower Neches Valley Authority, Industrial
                    Development Corp., Exxon Mobil Project, Ser. B,
                    Rev., FRDO, 1.35%, 03/01/02                                        33,055
       5,455      Mansfield Independent School District, Municipal
                    Securities Trust Receipts, Ser. SGA-129, GO, FRDO,
                    1.23%, 03/06/02                                                     5,455
       5,290      Mission Consolidated Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-105,
                    GO, FRDO, 1.23%, 03/06/02                                           5,290
      17,050      New Caney Independent School District, Floating
                    Rate Trust Certificates, Ser. SG-142, GO, FRDO,
                    1.21%, 03/07/02                                                    17,050
      20,000      North East Independent School District, Floating
                    Rate Certificates, Ser. SG-143, GO, FRDO, 1.21%,
                    03/07/02                                                           20,000
       3,700      North Texas Higher Education Authority, Student
                    Loan, Ser. A, Rev., FRDO, 1.25%, 03/06/02                           3,700
       8,000      North Texas Higher Education Authority, Student
                    Loan, Ser. B, Rev., FRDO, 1.25%, 03/06/02                           8,000
       7,700      North Texas Higher Education Authority, Student
                    Loan, Ser. C, Rev., FRDO, AMBAC, 1.25%, 03/06/02                    7,700
       1,400      North Texas Higher Education Authority, Student
                    Loan, Ser. F, Rev., FRDO, AMBAC, 1.25%, 03/06/02                    1,400
      15,000      Northside Independent School District, School
                    Building, Ser. A, GO, FRDO, 3.00%, 08/29/02                        15,025
      10,300      Panhandle-Plains Higher Education Authority,
                    Student Loan, Ser. A, Rev., FRDO, 1.20%, 03/06/02                  10,300
      11,735      Pharr San Juan Alamo Independent School District,
                    Municipal Securities Trust Receipts, Ser. SGA-101,
                    GO, FRDO, 1.23%, 03/06/02                                          11,735
       4,900      Port Arthur Navigation District, American Petrofina,
                    Inc., Rev., FRDO, 1.35%, 03/01/02                                   4,900
       1,000      Port Corpus Christi Authority, Koch Refining Co.
                    Project, FRDO, 1.20%, 03/06/02                                      1,000
       9,000      Port Corpus Christi Authority, Nueces County Marine
                    Terminal, Reynolds Metals Co. Project, Rev., FRDO,
                    1.25%, 03/06/02                                                     9,000
      10,475      Round Rock, Texas, FRDO, 1.24%, 03/07/02                             10,475
       6,520      San Angelo Independent School District, GO, FRDO,
                    1.18%, 03/07/02                                                     6,520
       7,450      San Antonio Higher Education Authority, Trinity
                    University Project, Rev., FRDO, 1.15%, 03/06/02                     7,450
       6,300      San Antonio, Texas, Electric & Gas, FLOATS, Ser.
                    SG-101, FRDO, 1.21%, 03/07/02                                       6,300
      19,920      San Antonio, Texas, Electric & Gas, Municipal
                    Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
                    1.23%, 03/06/02                                                    19,937


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  TEXAS -- CONTINUED
    $ 10,430      San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-41, Rev., FRDO, MBIA,
                    1.23%, 03/06/02                                               $    10,457
       5,000      San Antonio, Texas, Water, Municipal Securities
                    Trust Receipts, Ser. SGA-42, Rev., FRDO, MBIA,
                    1.23%, 03/06/02                                                     5,010
       9,000      Schertz/Seguin Local Government Corp., Floating
                    Rate Certificates, Ser. SG-151, Rev., FRDO, FSA,
                    1.50%, 03/01/02                                                     9,000
      12,200      South Texas Higher Education Authority, Rev.,
                    FRDO, MBIA, 1.20%, 03/06/02                                        12,200
      15,000      South Texas Higher Education Authority, Rev.,
                    FRDO, MBIA, 1.20%, 03/06/02                                        15,000
       3,130      Tarrant County Housing Finance Corp, Multi-Family
                    Housing, Remington Project, Rev., FRDO, 1.15%
                    03/06/02                                                            3,130
       1,100      Texas State Department of Housing & Community
                    Affairs, Multi-Family Housing, Timber Point
                    Apartments, Ser. A-1, Rev., FRDO, 1.25%, 03/06/02                   1,100
       3,000      Texas State Turnpike Authority, Dallas North
                    Thruway, Floating Rate Trust Receipts, Ser. SG-70,
                    Rev., FRDO, 1.21%, 03/07/02                                         3,000
      17,475      Texas State Turnpike Authority, Floating Rate Trust
                    Receipts, Ser. N-2, Regulation D, Rev., FRDO, 1.25%,
                    03/06/02                                                           17,530
       4,200      Texas State, Floating Rate Certificates, Ser. 290,
                    GO, FRDO, 1.22%, 03/07/02                                           4,200
       9,970      Texas State, Floating Rate Certificates, Ser. SG-152,
                    GO, FRDO, 1.50%, 03/01/02                                           9,970
     143,600      Texas State, Ser. A-L-32, Rev., TRAN, 3.75%, 08/29/02               144,684
      23,876      Texas State, Veterans Housing Assistance Fund I,
                    GO, FRDO, 1.10%, 03/06/02                                          23,876
      20,000      Texas State, Veterans Housing Assistance Fund II,
                    Ser. A-2, GO, FRDO, 1.20%, 03/06/02                                20,000
       4,200      Texas State, Veteran's Housing Assistance, Ser.
                    A-1, GO, FRDO, 1.30%, 03/06/02                                      4,200
      22,895      Texas Water Development Board, FLOATS, Ser.
                    PA-912, Rev., FRDO, 1.21%, 03/07/02                                22,895
      10,742      University of Texas, 1.25%, 04/02/02                                 10,742
      26,000      University of Texas, 1.40%, 07/01/02                                 26,000
      30,000      University of Texas, 1.40%, 07/01/02                                 30,000
       6,000      University of Texas, 1.40%, 07/01/02                                  6,000
      25,000      University of Texas, 1.40%, 07/01/02                                 25,000
       5,000      University of Texas, 1.40%, 07/01/02                                  5,000
       7,000      West Side Calhoun County Naval District,
                    Environmental Facilities, BP Chemicals, Inc. Project,
                    Rev., FRDO, 1.40%, 03/01/02                                         7,000
       3,600      West Side Calhoun County Naval District, Sewer &
                    Solid Waste Disposal, BP Chemicals, Inc. Project,
                    Rev., FRDO, 1.40%, 03/01/02                                         3,600
                                                                                  --------------
                                                                                    1,019,896


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  UTAH -- 1.2%
     $ 7,665      Intermountain Power Agency, Municipal Trust
                    Receipts, Ser. SG-6, Rev., FRDO, 1.21%, 03/07/02              $     7,665
       6,145      Salt Lake City, Utah, Airport, Floating Rate Trust
                    Receipts, Ser. A-10, Regulation D, Rev., FRDO, FGIC,
                    1.25%, 03/06/02                                                     6,145
       4,000      Salt Lake City, Utah, Rowland Hall St. Marks School
                    Project, Rev., FRDO, 1.15%, 03/07/02                                4,000
      28,560      University of Utah, Floating Rate Trust Receipts, Ser.
                    N-15, Regulation D, Rev., FRDO, MBIA, 1.35%,
                    03/06/02                                                           28,560
      10,000      Utah County, Environmental Improvement, USX Corp.
                    Project, Rev., FRDO, 1.15%, 03/07/02                               10,000
       5,000      Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. C-1, Class I, Rev., FRDO, 1.25%,
                    03/06/02                                                            5,000
       7,500      Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. D-1, Rev., FRDO, 1.25%, 03/06/02                     7,500
       5,000      Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. E-1, Rev., FRDO, 1.25%, 03/06/02                     5,000
       5,000      Utah Housing Finance Agency, Single Family
                    Mortgage, Ser. F-2, Class I, Rev., FRDO, 1.25%,
                    03/06/02                                                            5,000
      11,200      Utah State Board of Regents, Student Loans, Ser. Q,
                    Rev., FRDO, AMBAC, 1.20%, 03/06/02                                 11,200
                                                                                  --------------
                                                                                       90,070
                  VERMONT -- 0.3%
       5,900      Vermont Educational & Health Buildings Financing
                    Agency, Hospital, VHA New England, Ser. D, Rev.,
                    FRDO, AMBAC, 1.30%, 03/06/02                                        5,900
       9,875      Vermont State, Promissory Note, 1.30%, 04/11/02                       9,875
       5,000      Vermont Student Assistance Corp., Student Loans,
                    Rev., FRDO, 1.45%, 03/01/02                                         5,000
                                                                                  --------------
                                                                                       20,775
                  VIRGINIA -- 0.8%
       2,600      Alexandria Redevelopment & Housing Authority,
                    Residential Care Facility, Goodwin House, Ser. B,
                    Rev., FRDO, 1.30%, 03/01/02                                         2,600
       2,000      Harrisonburg Redevelopment & Housing Authority,
                    Multi-Family Housing, Misty Ridge Project, Ser. A,
                    Rev., FRDO, 1.22%, 03/07/02                                         2,000
       2,450      Metropolitan Washington Airport Authority, Floating
                    Rate Trust Receipt, Ser. L-4, Rev., FRDO, MBIA,
                    1.30%, 03/06/02                                                     2,450
       2,900      Peninsula Ports Authority, Coal Terminal, Dominion
                    Terminal Project, Ser. C, Rev., FRDO, 1.40%,
                    03/01/02                                                            2,900
       3,525      Petersburg Hospital Authority, Southside Regional
                    Hospital Facilities, Rev., FRDO, 1.30%, 03/01/02                    3,525
      10,400      Richmond IDA, Educational Facilities, Church
                    Schools, Rev., FRDO, 1.30%, 03/01/02                               10,400


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  VIRGINIA -- CONTINUED
    $ 23,590      Virginia Commonwealth Transportation Board,
                    Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
                    1.21%, 03/07/02                                               $    23,604
       8,885      Virginia Public School Authority, FLOATS, Ser.
                    PT-431, Rev., FRDO, 1.18%, 03/07/02                                 8,885
                                                                                  --------------
                                                                                       56,364
                  WASHINGTON -- 3.7%
       1,500      Clark County Public Utility District No. 001, Municipal
                    Securities Trust Receipts, Ser. SGA-118, Rev., FRDO,
                    FSA, 1.35%, 03/01/02                                                1,500
      25,000      Clark County Public Utility District No. 001, Rev.,
                    BAN, 4.00%, 03/26/02                                               25,013
       5,000      Clipper Tax-Exempt Trust, COP, Ser. 2002-8, FRDO,
                    1.24%, 03/07/02                                                     5,000
         950      King County Housing Authority, Auburn Court
                    Apartments Project, Rev., FRDO, 1.40%, 03/07/02                       950
       5,000      King County School District No. 414, Lake
                    Washington, GO, 3.00%, 12/01/02                                     5,039
      13,650      King County, FLOATS, Ser. PA-204, GO, FRDO,
                    1.21%, 03/07/02                                                    13,650
      15,830      King County, FLOATS, Ser. PT-385, GO, FRDO,
                    1.24%, 03/07/02                                                    15,830
      12,098      Municipality of Metropolitan Seattle, Floating Rate
                    Certificates, Ser. 236, Rev., FRDO, FGIC, 1.22%,
                    03/28/02                                                           12,185
       6,915      Municipality of Metropolitan Seattle, FLOATS, Ser.
                    PA-731-R, Rev., FRDO, AMBAC, 1.21%, 03/07/02                        6,965
       6,000      Port Bellingham Industrial Development Corp.,
                    Environmental Facilities, Atlantic Richfield Project,
                    Rev., FRDO, 1.40%, 03/01/02                                         6,000
      10,000      Port of Anacorles, Washington, Promissory Note,
                    1.25%, 03/06/02                                                    10,000
       7,200      Port Townsend Industrial Development Corp., Port
                    Townsend Paper Corp., Ser. A, Rev., FRDO, 1.30%,
                    03/07/02                                                            7,200
         725      Redmond Public Corp., IDB, Integrated Circuits
                    Project, Rev., FRDO, 1.15%, 03/07/02                                  725
       1,235      Seattle Housing Authority, Low Income Housing
                    Assistance, Bayview Manor Project, Ser. B, Rev.,
                    FRDO, 1.20%, 03/07/02                                               1,235
      11,955      Seattle Municipal Light & Power, Municipal
                    Securities Trust Receipts, Ser. SGA-96, Rev., FRDO,
                    MBIA, 1.35%, 03/01/02                                              11,958
      19,885      Seattle, Washington, Drain & Wastewater Utilities,
                    Municipal Securities Trust Receipts, Ser. SG-135,
                    Rev., FRDO, MBIA, 1.21%, 03/07/02                                  19,890
       1,830      Seattle, Washington, GO, 4.50%, 07/01/02                              1,840
       9,700      Seattle, Washington, Water Systems, Rev., FRDO,
                    0.95%, 03/06/02                                                     9,700
       2,500      Snohomish County Public Utility District No. 1,
                    Generation Systems, Ser. A, Rev., FRDO, FSA, 1.10%,
                    03/06/02                                                            2,500


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  WASHINGTON -- CONTINUED
    $ 10,500      Snohomish County, Washington, Public Utilities
                    District No. 001, Municipal Securities Trust Receipts,
                    Ser. SGA-124, Rev., FRDO, FSA, 1.35%, 03/01/02                $    10,501
       5,103      Tacoma, Washington, Electric Systems, Floating
                    Rate Certificates, Ser. 507, Rev., FRDO, FGIC, 1.22%,
                    03/07/02                                                            5,123
      14,500      Tacoma, Washington, Tax Exempt, 1.25%, 03/18/02                      14,500
       7,760      Washington Health Care Facilities Authority, Virginia
                    Mason Medical Center, Ser. B, Rev., FRDO, MBIA,
                    1.40%, 03/01/02                                                     7,760
       3,170      Washington State Housing Finance Commission,
                    Single Family Housing, Ser. 2-A-S, Rev., 3.25%,
                    04/01/02                                                            3,170
       2,900      Washington State Housing Finance Commission,
                    Spokane Community College Foundation, Ser. A,
                    Rev., FRDO, 1.30%, 03/07/02                                         2,900
      12,885      Washington State Public Power Supply System,
                    Floating Rate Trust Receipts, Ser. L-15,
                    Regulation D, GO, FRDO, 1.30%, 03/06/02                            12,885
      16,030      Washington State Public Power Supply System,
                    Nuclear Project No. 3, Ser. A, Rev., 5.00%, 07/01/02               16,152
      16,285      Washington State Public Power Supply System,
                    Project No. 2, Ser. 2A-1, Rev., FRDO, MBIA, 1.10%,
                    03/06/02                                                           16,285
      14,130      Washington State Public Power Supply System,
                    Project No. 3, Electric Revenue, Ser. 3-A, Rev., FRDO,
                    MBIA, 1.10%, 03/06/02                                              14,130
      13,710      Washington State, Rev., FRDO, 1.24%, 03/07/02                        13,710
                                                                                  --------------
                                                                                      274,296
                  WEST VIRGINIA -- 0.2%
       4,600      West Virginia Economic Development Authority, IDR,
                    Rev., FRDO, 1.25%, 03/07/02                                         4,600
       2,500      West Virginia School Building Authority, Capital
                    Improvement, Ser. B, Rev., FSA, 5.00%, 07/01/02                     2,520
       5,765      West Virginia State Building Commission, FLOATS,
                    Ser. PA-520, Rev., 1.24%, 03/07/02                                  5,765
       4,000      West Virginia State Hospital Finance Authority, VHA
                    Mid-Alantic, Ser. C, Rev., FRDO, AMBAC, 1.30%,
                    03/06/02                                                            4,000
                                                                                  --------------
                                                                                       16,885
                  WISCONSIN -- 1.8%
       5,520      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-4904, FRDO, #, 1.26%, 03/07/02                                   5,520
       2,235      Janesville, Wisconsin, Promissory Note, GO, FSA,
                    4.40%, 05/01/02                                                     2,240
      20,000      Milwaukee, Wisconsin, Rev., BAN, 3.50%, 08/29/02                     20,101
       2,500      University Hospital & Clinics Authority, University of
                    Wisconsin, Rev., FRDO, MBIA, 1.15%, 03/06/02                        2,500
       3,060      Wisconsin Housing & Economic Development
                    Authority, Home Ownership, Floating Rate Trust
                    Receipts, Ser. 18, Rev., FRDO, 1.35%, 03/06/02                      3,060


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Money Market Instruments -- Continued
---------------------------------------------------------------------------------------------------
                  WISCONSIN -- CONTINUED
    $ 52,600      Wisconsin Housing & Economic Development
                    Authority, Single-Family Housing, FLOATS, Ser.
                    PT-598, Rev., 1.32%, 03/07/02                                 $    52,600
       7,220      Wisconsin Public Power, Inc., Power Supply
                    System, Municipal Securities Trust Receipts, Ser.
                    SGA-2, Rev., FRDO, AMBAC, 1.23%, 03/06/02                           7,299
       8,600      Wisconsin State Health & Educational Facilities
                    Authority, Felician Services, Ser. A, Rev, FRDO,
                    AMBAC, 1.14%, 03/06/02                                              8,600
       3,000      Wisconsin State Health & Educational Facilities
                    Authority, Rev., FRDO, 1.25%, 03/05/02                              3,000
       6,240      Wisconsin State, Clean Water, FLOATS, Ser
                    PA-915, Rev., FRDO, 1.21%, 03/07/02                                 6,240
       5,830      Wisconsin State, Clean Water, FLOATS, Ser.
                    PA-718, Rev., FRDO, ^, 1.21%, 03/07/02                              5,830
       7,200      Wisconsin State, Promissory Note, 1.30%, 05/20/02                     7,200
       9,510      Wisconsin State, Ser. II-R-135, GO, FRDO, 1.24%,
                    03/07/02                                                            9,510
                                                                                  --------------
                                                                                      133,700
                  WYOMING -- 1.1%
      17,700      Kemmer, Wyoming, PCR, Exxon Project, Rev., FRDO,
                    1.35%, 03/01/02                                                    17,700
       1,100      Lincoln County, Exxon Project, Ser. C, Rev., FRDO,
                    1.35%, 03/01/02                                                     1,100
       5,570      Lincoln County, PCR, Exxon Project, Ser. B, Rev.,
                    FRDO, 1.35%, 03/01/02                                               5,570
       6,400      Lincoln County, PCR, Exxon Project, Ser. C, Rev.,
                    FRDO, 1.35%, 03/01/02                                               6,400
       8,000      Sublette County, PCR, Exxon Project, Ser. A, Rev.,
                    FRDO, 1.35%, 03/01/02                                               8,000
       4,400      Uinta County, PCR, AMOCO Project, Rev., FRDO,
                    1.25%, 03/01/02                                                     4,400
         900      Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.25%, 03/01/02                                                 900
       1,300      Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.25%, 03/01/02                                               1,300
       2,300      Uinta County, PCR, Chevron USA, Inc. Project, Rev.,
                    FRDO, 1.25%, 03/01/02                                               2,300
      14,120      Wyoming Community Development Authority,
                    Housing, FLOATS, Ser. PT-195, Rev., 1.28%,
                    03/07/02                                                           14,120
       7,395      Wyoming Community Development Authority,
                    Housing, Ser. R-141, Rev., FRDO, 1.26%, 03/07/02                    7,395
       7,900      Wyoming Community Development Authority, Ser. 7,
                    Rev., FRDO, 1.23%, 03/07/02                                         7,900
                                                                                  --------------
                                                                                       77,085
                  ------------------------------------------------------------------------------
                  Total State and Municipal Obligations                             7,301,267
                  (Cost $7,301,267)
------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $7,321,267
                  (Cost $7,321,267)
------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan NEW YORK TAX FREE
         MONEY MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- 100.0%
---------------------------------------------------------------------------------------------------
                  STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
                  CALIFORNIA -- 0.0%
      $  260      Oxnard Industrial Development Financing Authority,
                    IDR, Accurate Engineering Project, Rev., FRDO,
                    1.15%, 03/06/02                                               $       260

                  MINNESOTA -- 0.4%
       9,000      VRDC/IVRC Trust, University of Minnesota, Tax
                    Exempt, Rev., FRDO, FGIC, #, 1.25%, 03/06/02                        9,000

                  NEW YORK -- 95.7%
      12,000      ABN AMRO Munitops, Certificates Trust, Ser.
                    1999-13, FRDO, #, 1.09%, 03/06/02                                  12,000
         525      Albany IDA, IDR, Newkirk Productions, Inc. Project,
                    Ser. A, Rev., FRDO, 1.20%, 03/07/02                                   525
       2,272      Albany, New York, Ser. B, GO, BAN, 3.50%, 08/02/02                    2,283
       8,285      Andover Central School District, GO, BAN, 2.00%,
                    06/28/02                                                            8,296
       5,000      Auburn City School District, GO, BAN, 3.00%,
                    04/01/02                                                            5,002
       1,300      Babylon IDA, IDR, Edwin Berger/Lambro Industries,
                    Rev., FRDO, 1.15%, 03/06/02                                         1,300
       2,750      Babylon IDA, Resource Recovery, OFS Equity
                    Babylon Project, Rev., FRDO, 1.35%, 03/01/02                        2,750
       5,000      Board of Cooperative Educational Services, First
                    Supervisory District of Suffolk County, Rev., RAN,
                    3.13%, 06/28/02                                                     5,006
       2,500      Board of Cooperative Educational Services, Sole
                    Supervisory District of Oswego County, GO, RAN,
                    3.25%, 06/21/02                                                     2,502
       4,600      Board of Cooperative Educational Services, Sole
                    Supervisory District of Oswego County, GO, RAN,
                    3.25%, 06/28/02                                                     4,604
       2,000      Board of Cooperative Educational Services, Sole
                    Supervisory District of Oswego County, Rev., RAN,
                    3.00%, 06/27/02                                                     2,005
       2,000      Board of Cooperative Educational Services, Sole
                    Supervisory District of Oswego County, Rev., RAN,
                    3.13%, 06/27/02                                                     2,003
       5,900      Bolivar-Richburg Central School District, GO, BAN,
                    2.75%, 09/27/02                                                     5,911
       6,475      Bolivar-Richburg Central School District, GO, BAN,
                    3.75%, 04/19/02                                                     6,479
       1,500      Bolivar-Richburg Central School District, GO, BAN,
                    3.75%, 05/03/02                                                     1,501
       2,636      Brookhaven IDA, IDR, Waverly Association LLC,
                    Rev., FRDO, 1.30%, 03/07/02                                         2,636
         400      Broome County IDA, IDR, Binghamton Realty Project,
                    Rev., FRDO, 1.05%, 03/06/02                                           400
       2,300      Brunswick Central School District, GO, RAN, 3.38%,
                    03/28/02                                                            2,300


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 2,300      Buffalo Sewer Authority, Rev., BAN, 3.40%, 06/20/02             $     2,302
      48,040      Buffalo, New York, Ser. A, GO, RAN, 3.60%, 06/27/02                  48,085
       8,900      Campbell-Savona Central School District, GO, BAN,
                    2.00%, 06/27/02                                                     8,914
       3,200      Candor Central School District, GO, BAN, 3.25%,
                    06/17/02                                                            3,203
       4,129      Canisteo Central School District, GO, 2.00%,
                    06/28/02                                                            4,135
       5,125      Cattaraugus County, GO, BAN, 2.50%, 09/27/02                          5,132
       6,000      Chemung County, GO, RAN, 3.00%, 06/14/02                              6,015
      20,000      Churchville-Chili Central School District, GO, BAN,
                    2.63%, 10/04/02                                                    20,053
       3,850      Clayton, New York, GO, BAN, 2.75%, 10/11/02                           3,869
       1,350      Cobleskill-Richmondville Central School District, GO,
                    RAN, 3.13%, 06/27/02                                                1,351
       1,775      Cohoes, New York, GO, BAN, 2.75%, 10/02/02                            1,783
         565      Coram Fire District, GO, FSA, 4.25%, 04/15/02                           566
       2,800      Dutchess County IDA, Civic Facility, Marist College,
                    Ser. A, Rev., FRDO, 1.10%, 03/07/02                                 2,800
       2,220      Dutchess County IDA, IDR, Laerdal Medical Corp.
                    Project, Rev., FRDO, 1.30%, 03/06/02                                2,220
       3,300      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    3C-7, Class A, FRDO, #, 1.02%, 03/07/02                             3,300
       5,990      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    3C-7, Class A, FRDO, #, 1.02%, 03/07/02                             5,990
      10,000      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-3203, Class A, FRDO, #, 1.02%, 03/07/02                         10,000
       8,805      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-3205, Class A, FRDO, #, 1.02%, 03/07/02                          8,805
       9,910      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    94-3208, Class A, FRDO, #, 1.02%, 03/07/02                          9,910
      12,155      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    96-3207, Class A, FRDO, #, 1.11%, 03/07/02                         12,155
       5,900      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    96C-3203, Class A, FRDO, #, 1.02%, 03/07/02                         5,900
      14,850      Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                    96C-3208, Class A, FRDO, #, 1.02%, 03/07/02                        14,850
       4,500      Eastport-South Manor Central School District, GO,
                    TAN, 3.25%, 06/28/02                                                4,512
      15,000      Edgemont Union Free School District of Greenburgh,
                    GO, BAN, 3.00%, 09/12/02                                           15,040
       3,000      Elwood Union Free School District, GO, BAN, 2.50%,
                     12/20/02                                                           3,016
       2,700      Erie County Water Authority, Ser. A, Rev., FRDO,
                    AMBAC, 1.00%, 03/06/02                                              2,700
       1,400      Erie County Water Authority, Ser. B, Rev., FRDO,
                    AMBAC, 1.00%, 03/06/02                                              1,400
       7,097      Erwin, New York, GO, BAN, 2.25%, 12/26/02                             7,120
       2,500      Fabius-Pompey Central School District, GO, RAN,
                    3.00%, 06/28/02                                                     2,502


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 5,800      Fairport Central School District, GO, RAN, 3.38%,
                    05/02/02                                                      $     5,803
         530      Glens Falls IDA, IDR, Broad Street Center Project,
                    Rev., FRDO, 1.15%, 03/06/02                                           530
       3,840      Great Neck North Water Authority, Water System,
                    Ser. A, Rev., FRDO, FGIC, 1.00%, 03/06/02                           3,840
       3,147      Greece Central School District, GO, BAN, 2.38%,
                    12/18/02                                                            3,150
       1,000      Guilderland IDA, IDR, Northeastern Industrial Park,
                    Ser. A, Rev., FRDO, 1.05%, 03/06/02                                 1,000
       4,555      Hammondsport Central School District, GO, BAN,
                    3.00%, 06/20/02                                                     4,558
       3,000      Hewlett-Woodmere Union Free School District, GO,
                    TAN, 3.00%, 06/27/02                                                3,008
       4,000      Highland Falls-Fort Montgomery Central School
                    District, GO, BAN, 3.00%, 07/11/02                                  4,012
       2,000      Islip IDA, Brentwood Distribution Co. Facility, Rev.,
                    FRDO, 1.15%, 03/07/02                                               2,000
       2,000      Jamestown Community College Regional Board of
                    Trustees, GO, RAN, 3.00%, 09/06/02                                  2,004
       5,108      Jasper Troupsberg Central School District, GO, BAN,
                    3.00%, 06/18/02                                                     5,111
      14,300      Jay Street Development Corp, Jay Street Project,
                    Ser. A-2, Rev., FRDO, 1.20%, 03/01/02                              14,300
       5,920      Jefferson County, Ser. B, GO, BAN, 2.25%, 01/17/03                    5,936
       5,000      Johnson City Central School District, GO, RAN,
                    3.25%, 06/28/02                                                     5,006
       8,780      Long Island Power Authority, Electric Systems,
                    Floating Rate Receipts, Ser. SG-125, Rev., FRDO,
                    1.04%, 03/07/02                                                     8,780
       5,050      Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-368, Rev., FRDO, 1.22%, 03/07/02                    5,050
       4,360      Long Island Power Authority, Electric Systems,
                    FLOATS, Ser. PA-841, Rev., FRDO, FSA, 1.04%,
                    03/07/02                                                            4,360
       4,362      Long Island Power Authority, Electric Systems, Ser. 7,
                    Sub Ser. 7-A, Rev., FRDO, MBIA, 1.00%, 03/06/02                     4,362
       2,000      Long Island Power Authority, Electric Systems, Ser. 7,
                    Sub Ser. 7-B, Rev., FRDO, MBIA, 1.05%, 03/06/02                     2,000
         600      Long Island Power Authority, Electric Systems, Sub
                    Ser. 2-B, Ser. 2, Rev., FRDO, 1.25%, 03/01/02                         600
      11,500      Long Island Power Authority, Electric Systems, Sub
                    Ser. 3-B, Rev., FRDO, 1.25%, 03/01/02                              11,500
       4,955      Margaretville Central School District, GO, BAN,
                    3.25%, 06/28/02                                                     4,961
       2,500      Marlboro Central School District, GO, TAN, 3.25%,
                    06/28/02                                                            2,503
       6,815      Metropolitan Transportation Authority, Dedicated Tax
                    Fund, FLOATS, Ser. PA-683, Rev., FRDO, 1.04%,
                    03/07/02                                                            6,815


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 9,425      Metropolitan Transportation Authority, Dedicated Tax
                    Fund, Municipal Securities Trust Receipts, Ser.
                    SGA-81, Rev., FRDO, FSA, 1.12%, 03/06/02                      $     9,425
       3,500      Mineola Union Free School District, BAN, 3.00%,
                    07/16/02                                                            3,517
       1,400      Monroe County IDA, Public Improvements, Canal
                    Ponds Park, Ser. D, Rev., FRDO, 1.15%, 03/06/02                     1,400
       7,050      Morris Central School District, GO, BAN, 2.25%,
                    08/15/02                                                            7,065
       3,431      Morrisville-Eaton Central School District, GO, BAN,
                    2.13%, 06/17/02                                                     3,436
       4,000      Morrisville-Eaton Central School District, GO, BAN,
                    2.38%, 06/17/02                                                     4,003
       7,500      Nassau County Interim Finance Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-108, Special Tax,
                    FRDO, 1.12%, 03/06/02                                               7,500
      10,800      Nassau County Interim Finance Authority, Ser. B-1,
                    Rev., BAN, 2.50%, 07/18/02                                         10,841
       4,630      New York City Health & Hospital Corp., Health
                    Systems, Ser. B, Rev., FRDO, 1.05%, 03/06/02                        4,630
       6,065      New York City Health & Hospital Corp., Health
                    Systems, Ser. E, Rev., FRDO, 1.05%, 03/06/02                        6,065
       7,065      New York City Health & Hospital Corp., Health
                    Systems, Ser. F, Rev., FRDO, 1.05%, 03/06/02                        7,065
       3,400      New York City Housing Development Corp.,
                    Multi-Family Housing, 100 Jane Street Development,
                    Ser. A, Rev., FRDO, 1.15%, 03/06/02                                 3,400
       5,900      New York City Housing Development Corp.,
                    Multi-Family Housing, 55 Pierrepont Development,
                    Ser. A, Rev., FRDO, 1.05%, 03/06/02                                 5,900
       2,070      New York City Housing Development Corp.,
                    Multi-Family Housing, Ser. B, Rev., 3.05%, 05/01/02                 2,070
       1,300      New York City Housing Development Corp.,
                    Multi-Family Housing, Sullivan Street Project, Ser. A,
                    Rev., FRDO, 1.15%, 03/06/02                                         1,300
       3,300      New York City Housing Development Corp.,
                    Multi-Family Rent Housing, Columbus Green, Ser. A,
                    Rev., FRDO, 1.05%, 03/06/02                                         3,300
      19,000      New York City Housing Development Corp.,
                    Multi-Family Rent Housing, Lyric Development, Ser. A,
                    Rev., FRDO, 1.15%, 03/06/02                                        19,000
       5,600      New York City Housing Development Corp.,
                    Multi-Family Rent Housing, Tribeca Tower, Ser. A,
                    Rev., FRDO, 1.10%, 03/06/02                                         5,600
       3,300      New York City Housing Development Corp.,
                    Multi-Family Rent Housing, West 43rd Street
                    Development, Ser. A, Rev., FRDO, 1.15%, 03/06/02                    3,300
       2,400      New York City Housing Development Corp.,
                    Multi-Family Rent Housing, West 89th Street
                    Development, Ser. A, Rev., FRDO, 1.10%, 03/06/02                    2,400


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 2,900      New York City IDA, Civic Facilities, Calhoun School,
                    Inc. Project, Rev., FRDO, 1.10%, 03/07/02                     $     2,900
       2,250      New York City IDA, Civic Facilities, Columbia
                    Grammar & Prep School, Rev., FRDO, 1.40%,
                    03/07/02                                                            2,250
       4,730      New York City IDA, Civic Facilities, Jamaica First
                    Pkg. LLC Project, Rev., FRDO, 1.10%, 03/07/02                       4,730
       7,500      New York City IDA, Civic Facilities, Municipal
                    Securities Trust Receipts, Ser. SGA-110, Rev., FRDO,
                    1.12%, 03/06/02                                                     7,511
       3,200      New York City IDA, IDR, DXB Videotape, Inc. Project,
                    Rev., FRDO, 1.20%, 03/06/02                                         3,200
       5,400      New York City IDA, Special Facilities, Korean
                    Airlines Co., Ser. C, Rev., FRDO, 1.25%, 03/06/02                   5,400
      30,900      New York City Metro Transportation Authority,
                    1.20%, 05/06/02                                                    30,900
      15,960      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Floating Trust Receipts,
                    Ser. 11, Rev., FRDO, FSA, 1.05%, 03/06/02                          15,960
      14,995      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-454, Rev.,
                    FRDO, 1.04%, 03/07/02                                              14,995
       8,140      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-523, Rev.,
                    FRDO, FGIC, 1.04%, 03/07/02                                         8,143
       6,495      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-900, Rev.,
                    FRDO, 1.06%, 03/07/02                                               6,495
      10,000      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, FLOATS, Ser. PA-960, Rev.,
                    FRDO, 1.06%, 03/07/02                                              10,000
       9,685      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGA-12, Rev., FRDO, 1.12%, 03/06/02                  9,685
       7,255      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGA-13, Rev., FRDO, 1.12%, 03/06/02                  7,255
       2,390      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-25, Rev., FRDO, MBIA, 1.02%,
                    03/07/02                                                            2,390
       9,000      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Municipal Securities Trust
                    Receipts, Ser. SGB-27, Rev., FRDO, FSA, 1.02%,
                    03/07/02                                                            9,000
      26,475      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. A, Rev., FRDO, FGIC,
                    1.25%, 03/01/02                                                    26,475
       2,000      New York City Municipal Water Finance Authority,
                    Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                    1.30%, 03/01/02                                                     2,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 4,900      New York City Transit Authority, Metropolitan
                    Transportation Authority, COP, Floating Rate Trust
                    Receipts, Ser. PMD-10, FRDO, AMBAC, 1.14%,
                    03/07/02                                                      $     4,900
       9,995      New York City Transitional Finance Authority,
                    FLOATS, PA-830, Rev., FRDO, 1.06%, 03/07/02                         9,995
      11,355      New York City Transitional Finance Authority,
                    FLOATS, PA-831, Rev., FRDO, 1.06%, 03/07/02                        11,361
       9,610      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. A, Rev., FRDO, 1.00%, 03/06/02                    9,610
       1,940      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. A-1, Rev., FRDO, 1.10%, 03/06/02                  1,940
      10,600      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. A-2, Rev., FRDO, 1.05%, 03/06/02                 10,600
       5,040      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. A-2, Rev., FRDO, 1.05%, 03/06/02                  5,040
      12,100      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. B, Rev., FRDO, 1.25%, 03/01/02                   12,100
       2,700      New York City Transitional Finance Authority, Future
                    Tax Secured, Ser. C, Rev., FRDO, 1.30%, 03/01/02                    2,700
       2,710      New York City Transitional Finance Authority, Future
                    Tax Secured, Sub Ser. B-3, Rev., FRDO, 1.00%,
                    03/06/02                                                            2,710
      15,950      New York City Transitional Finance Authority, New
                    York City Recovery, Ser. A, Rev., 3.25%, 10/02/02                  16,053
      57,500      New York City Transitional Finance Authority, Ser. 3,
                    Rev., BAN, 2.75%, 11/13/02                                         57,636
       4,165      New York City Trust for Cultural Resources,
                    American Museum of Natural History, Ser. B, Rev.,
                    FRDO, MBIA, 1.00%, 03/06/02                                         4,165
       2,672      New York City Trust for Cultural Resources, Carnegie
                    Hall, Rev., FRDO, 1.15%, 03/06/02                                   2,672
       1,600      New York City Trust for Cultural Resources, Ser. 162,
                    Rev., FRDO, AMBAC, 1.10%, 03/07/02                                  1,602
      15,000      New York City, New York, 1.20%, 04/08/02                             15,000
      21,700      New York City, New York, 1.25%, 05/06/02                             21,700
       2,355      New York City, New York, FLOATS, Ser. PA-148, GO,
                    FRDO, 1.22%, 03/07/02                                               2,355
       6,495      New York City, New York, FLOATS, Ser. PA-833, GO,
                    FRDO, MBIA-IBC, 2.55%, 08/22/02                                     6,495
       9,245      New York City, New York, FLOATS, Ser. PT-405, GO,
                    FRDO, 1.04%, 03/07/02                                               9,245
       1,300      New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SG-109, GO, FRDO, 1.04%, 03/07/02                    1,300
       5,525      New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SGB-33, GO, FRDO, FSA, 1.02%,
                    03/07/02                                                            5,525
      12,865      New York City, New York, Municipal Securities Trust
                    Receipts, Ser. SGB-36, GO, FRDO, AMBAC, 1.12%,
                    03/07/02                                                           12,865


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $11,000      New York City, New York, Ser. B-2, Sub Ser. B-5, GO,
                    FRDO, MBIA, 1.25%, 03/01/02                                   $    11,000
      55,000      New York City, New York, Ser. A, GO, RAN, 3.00%,
                    04/12/02                                                           55,064
       1,400      New York City, New York, Ser. B, GO, FRDO, FGIC,
                    1.15%, 03/01/02                                                     1,400
      20,000      New York City, New York, Ser. B, Sub Ser B-2, GO,
                    FRDO, MBIA, 1.30%, 03/01/02                                        20,000
       1,200      New York City, New York, Ser. B, Sub Ser. B-3, GO,
                    FRDO, MBIA, 1.30%, 03/01/02                                         1,200
       9,100      New York City, New York, Ser. B, Sub Ser. B-4, GO,
                    FRDO, MBIA, 1.30%, 03/01/02                                         9,100
       1,450      New York City, New York, Ser. B, Sub Ser. B-6, GO,
                    FRDO, MBIA, 1.25%, 03/01/02                                         1,450
      12,920      New York City, New York, Ser. B, Sub Ser. B-8, GO,
                    FRDO, 1.05%, 03/06/02                                              12,920
       3,500      New York City, New York, Ser. C, Sub Ser. C-1, GO, ^,
                     AMBAC, 6.63%, 08/01/02                                             3,627
       2,095      New York City, New York, Ser. F-4, GO, FRDO, 1.05%,
                    03/06/02                                                            2,095
         200      New York City, New York, Ser. H, Sub Ser. H-3, GO,
                    FRDO, FSA, 1.25%, 03/01/02                                            200
       5,900      New York City, New York, Ser. H, Sub Ser. H-3, GO,
                    FRDO, FSA, 1.25%, 03/01/02                                          5,900
       5,900      New York City, New York, Ser. H, Sub Ser. H-4, GO,
                    FRDO, AMBAC, 1.05%, 03/06/02                                        5,900
       2,400      New York City, New York, Ser. H, Sub Ser. H-6, GO,
                    FRDO, MBIA, 1.00%, 03/06/02                                         2,400
       4,000      New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.25%, 03/01/02                                                     4,000
       8,400      New York City, New York, Sub Ser. A-4, GO, FRDO,
                    1.25%, 03/01/02                                                     8,400
       4,700      New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.30%, 03/01/02                                                     4,700
         300      New York City, New York, Sub Ser. A-5, GO, FRDO,
                    1.30%, 03/01/02                                                       300
      29,200      New York City, New York, Sub Ser. A-6, GO, FRDO,
                    FSA, 1.25%, 03/01/02                                               29,200
         400      New York City, New York, Sub Ser. E-4, GO, FRDO,
                    1.30%, 03/01/02                                                       400
       5,000      New York City, New York, Sub Ser. E-6, GO, FRDO,
                    FGIC, 1.25%, 03/01/02                                               5,000
       8,690      New York Mortgage Agency, FLOATS, Ser. PA-657,
                    Rev., FRDO, 1.06%, 03/07/02                                         8,690
       4,800      New York Mortgage Agency, FLOATS, Ser. PA-77,
                    Rev., FRDO, 1.13%, 03/07/02                                         4,800
       5,665      New York Mortgage Agency, FLOATS, Ser. PA-870,
                    Rev., FRDO, 1.06%, 03/07/02                                         5,665
       5,125      New York Mortgage Agency, FLOATS, Ser. PT-1190,
                    Rev., FRDO, 1.06%, 03/07/02                                         5,125


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 1,485      New York Mortgage Agency, FLOATS, Ser. PT-217,
                    Rev., FRDO, 1.13%, 03/07/02                                   $     1,485
       7,745      New York Mortgage Agency, FLOATS, Ser. PT-322,
                    Rev., FRDO, 1.85%, 06/06/02                                         7,745
       7,500      New York Mortgage Agency, Ser. B, Rev., FRDO,
                    2.20%, 10/01/02                                                     7,500
       4,500      New York State Dorm Authority, Beaverwyck, Inc.,
                    Rev., FRDO, 1.10%, 03/06/02                                         4,500
       9,415      New York State Dorm Authority, FLOATS, Ser.
                    PA-409, Rev., FRDO, AMBAC, 1.04%, 03/07/02                          9,415
      13,770      New York State Dorm Authority, FLOATS, Ser.
                    PA-419, Rev., FRDO, 1.04%, 03/07/02                                13,770
       6,995      New York State Dorm Authority, FLOATS, Ser.
                    PA-434, Rev., FRDO, FSA, 1.04%, 03/07/02                            6,995
       3,545      New York State Dorm Authority, FLOATS, Ser.
                    PA-449, Rev., FRDO, 1.04%, 03/07/02                                 3,545
       9,340      New York State Dorm Authority, FLOATS, Ser.
                    PA-541, Rev., FRDO, 1.04%, 03/07/02                                 9,340
       9,825      New York State Dorm Authority, FLOATS, Ser.
                    PA-784, Rev., FRDO, MBIA-IBC, 1.04%, 03/07/02                       9,825
         950      New York State Dorm Authority, FLOATS, Ser.
                    PT-130, Rev., FRDO, 1.04%, 03/07/02                                   950
       2,000      New York State Dorm Authority, Municipal Securities
                    Trust Receipts, Ser. SGA-132, Rev., FRDO, 1.12%,
                    03/06/02                                                            2,002
       5,645      New York State Dorm Authority, New York Public
                    Library, Ser. A, Rev., FRDO, MBIA, 1.05%, 03/06/02                  5,645
       6,600      New York State Dorm Authority, New York Public
                    Library, Ser. B, Rev., FRDO, MBIA, 1.05%, 03/06/02                  6,600
       2,400      New York State Dorm Authority, Oxford University
                    Press, Inc., Rev., FRDO, 1.25%, 03/01/02                            2,400
       1,140      New York State Dorm Authority, Siena College, Rev.,
                    MBIA, 4.25%, 07/01/02                                               1,146
      10,000      New York State Eagle Trust, FRDO, 1.02%, 03/07/02                    10,000
       9,345      New York State Energy Research & Development
                    Authority, FLOATS, Ser. PA-411, Rev., FRDO, 1.04%,
                    03/07/02                                                            9,345
      10,450      New York State Energy Research & Development
                    Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
                    AMBAC, 1.04%, 03/07/02                                             10,450
       4,700      New York State Energy Research & Development
                    Authority, PCR, New York Electric & Gas, Ser. D. Rev.,
                    FRDO, 1.20%, 03/01/02                                               4,700
       1,600      New York State Energy Research & Development
                    Authority, PCR, Niagara Mohawk Power Co. Project,
                    Ser. A, Rev., FRDO, 1.35%, 03/01/02                                 1,600
       7,760      New York State Energy Research & Development
                    Authority, PCR, Niagara Mohawk Power Corp. Project,
                    Ser. A, Rev., FRDO, 1.25%, 03/01/02                                 7,760


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 2,700      New York State Energy Research & Development
                    Authority, PCR, Orange & Rockland Utilities Project,
                    Ser. A, Rev., FRDO, FGIC, 1.00%, 03/06/02                     $     2,700
       3,500      New York State Energy Research & Development
                    Authority, PCR, Rochester Gas & Electric Corp.,
                    Ser. B, Rev., FRDO, MBIA, 1.00%, 03/06/02                           3,500
       6,900      New York State Energy Research & Development
                    Authority, PCR, Rochester Gas & Electric Corp.,
                    Ser. C, Rev., FRDO, MBIA, 1.00%, 03/06/02                           6,900
       1,200      New York State Environmental Facilities Corp., OFS
                    Equity Huntington Project, Rev., FRDO, 1.45%,
                    03/01/02                                                            1,200
       9,995      New York State Environmental Facilities Corp., PCR,
                    FLOATS, Ser. PA-500R, Rev., FRDO, MBIA, 1.04%,
                    03/07/02                                                            9,995
      10,625      New York State Environmental Facilities Corp., PCR,
                    FLOATS, Ser. PA-853, Rev., FRDO, 1.06%, 03/07/02                   10,625
       2,910      New York State Environmental Facilities Corp.,
                    Revolving Funds, Ser. C, Rev., 3.00%, 03/15/03                      2,951
       8,700      New York State Housing Finance Agency, 101 West
                    End Ave. Housing, Ser. A, Rev., FRDO, 1.20%,
                    03/06/02                                                            8,700
       9,150      New York State Housing Finance Agency, 101 West
                    End Ave. Housing, Ser. A, Rev., FRDO, 1.20%,
                    03/06/02                                                            9,150
       4,000      New York State Housing Finance Agency, 150 East
                    44th Street Housing, Ser. A, Rev., FRDO, 1.20%,
                    03/06/02                                                            4,000
       2,300      New York State Housing Finance Agency, 345 East
                    94th Street Housing, Ser. A, Rev., FRDO, 1.10%,
                    03/06/02                                                            2,300
       5,100      New York State Housing Finance Agency, 345 East
                    94th Street Housing, Ser. A, Rev., FRDO, 1.10%,
                    03/06/02                                                            5,100
      24,000      New York State Housing Finance Agency, 350 West
                    43rd Street Housing, Ser. A, Rev., FRDO, 1.15%,
                    03/06/02                                                           24,000
       1,850      New York State Housing Finance Agency, 363 West
                    30th Street Housing, Ser. A, Rev., FRDO, 1.15%,
                    03/06/02                                                            1,850
       7,000      New York State Housing Finance Agency, 66 West
                    38th Street Housing, Ser. A, Rev., FRDO, 1.10%,
                    03/06/02                                                            7,000
       7,000      New York State Housing Finance Agency, 66 West
                    38th Street Housing, Ser. A, Rev., FRDO, 1.10%,
                    03/06/02                                                            7,000
       2,495      New York State Housing Finance Agency, FLOATS,
                    Ser. PA-143, Rev., FRDO, 1.24%, 03/07/02                            2,495
       8,820      New York State Housing Finance Agency, FLOATS,
                    Ser. PA-423, Rev., FRDO, 1.04%, 03/07/02                            8,820


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 6,080      New York State Housing Finance Agency, FLOATS,
                    Ser. PA-805, FRDO, FSA, 1.04%, 03/07/02                       $     6,080
       4,600      New York State Housing Finance Agency,
                    Multi-Family Housing, Second Mortgage, Ser. A, Rev.,
                    FRDO, 1.15%, 03/06/02                                               4,600
         400      New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., FRDO, 1.10%,
                    03/06/02                                                              400
       3,300      New York State Housing Finance Agency,
                    Multi-Family Housing, Ser. A, Rev., FRDO, AMBAC,
                    1.30%, 03/06/02                                                     3,300
       5,000      New York State Housing Finance Agency,
                    Residential Housing, Ser. A, Rev., FRDO, AMBAC,
                    1.30%, 03/06/02                                                     5,000
       9,200      New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.13%, 03/06/02                                         9,200
       2,000      New York State Housing Finance Agency, Ser. A,
                    Rev., FRDO, 1.15%, 03/06/02                                         2,000
       2,500      New York State Housing Finance Agency, Theatre
                    Row Tower, Ser. A, Rev., FRDO, 1.15%, 03/06/02                      2,500
      10,000      New York State Housing Finance Agency, Theatre
                    Row Tower, Ser. A, Rev., FRDO, 1.15%, 03/06/02                     10,000
       6,900      New York State Housing Finance Agency, Tribeca,
                    Ser. A, Rev., FRDO, 1.10%, 03/06/02                                 6,900
       4,200      New York State Housing Finance Agency, Union
                    Square South Housing, Rev., FRDO, 1.10%, 03/06/02                   4,200
       6,600      New York State Housing Finance Agency, West 20th
                    Street Housing, Ser. A, Rev., FRDO, 1.10%, 03/06/02                 6,600
       3,400      New York State Housing Finance Agency, West 23rd
                    Street Housing, Ser. A, Rev., FRDO, 1.07%, 03/06/02                 3,400
      10,000      New York State Housing Finance Agency, Worth
                    Street Housing, Ser. A, Rev., FRDO, 1.13%, 03/06/02                10,000
       5,940      New York State Job Development Authority, Ser. A-1
                    through A-42, Rev., FRDO, 1.35%, 03/01/02                           5,940
       7,790      New York State Job Development Authority, Ser. B-1
                    through B-21, Rev., FRDO, 1.35%, 03/01/02                           7,790
      10,420      New York State Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                    MBIA-IBC, 1.04%, 03/07/02                                          10,422
      11,600      New York State Local Government Assistance Corp.,
                    Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                    AMBAC, 1.04%, 03/07/02                                             11,600
      14,925      New York State Local Government Assistance Corp.,
                    FLOATS, Ser. PT-410, Rev., FRDO, 1.04%, 03/07/02                   14,925
       4,045      New York State Local Government Assistance Corp.,
                    Ser. B, Rev., FRDO, 1.00%, 03/06/02                                 4,045
       5,000      New York State Local Government Assistance Corp.,
                    Ser. D, Rev., ^, 6.75%, 04/01/02                                    5,115
       5,000      New York State Local Government Assistance Corp.,
                    Ser. D, Rev., FRDO, 1.05%, 03/06/02                                 5,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 2,800      New York State Local Government Assistance Corp.,
                    Ser. G, Rev., FRDO, 1.00%, 03/06/02                           $     2,800
       1,185      New York State Medical Care Facilities Finance
                    Agency, Floating Rate Receipts, Ser. PT-100, Rev.,
                    FRDO, 1.04%, 03/07/02                                               1,185
       8,400      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-113, Rev., FRDO, 1.04%,
                    03/07/02                                                            8,400
       5,920      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-408, Rev., FRDO, FGIC,
                    1.04%, 03/07/02                                                     5,920
      12,125      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-72, Rev., FRDO, 1.06%,
                    03/07/02                                                           12,125
       8,140      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PA-82, Rev., FRDO, 1.06%,
                    03/07/02                                                            8,191
       3,390      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PT-109, Rev., FRDO, 1.06%,
                    03/07/02                                                            3,390
       5,500      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PT-17, Rev., FRDO, 1.04%,
                    03/07/02                                                            5,500
       6,885      New York State Medical Care Facilities Finance
                    Agency, FLOATS, Ser. PT-414, FRDO, 1.75%, 06/06/02                  6,885
       7,500      New York State Power Authority, General Purpose,
                    Ser. CC, Rev., ^, 5.00%, 01/01/03                                   7,864
      10,000      New York State Thruway Authority, 1.15%, 04/04/02                    10,000
      54,305      New York State Thruway Authority, Floating Rate
                    Trust Receipts, Ser. SGA-119, Rev., FRDO, 1.50%,
                    03/01/02                                                           54,305
      13,100      New York State Thruway Authority, Floating Rate
                    Trust Receipts, Ser. SG-121, Rev., FRDO, 1.06%,
                    03/07/02                                                           13,100
      11,415      New York State Thruway Authority, FLOATS, Ser.
                    PA-532, Rev., FRDO, 1.04%, 03/07/02                                11,415
       5,785      New York State Thruway Authority, Highway & Bridge
                    Trust Fund, Ser. A, Rev., 4.00%, 04/01/02                           5,789
       1,340      New York State Thruway Authority, Municipal
                    Securities Trust Receipts, Ser. SGA-66, Rev., FRDO,
                    1.12%, 03/06/02                                                     1,340
       1,300      New York State Thruway Authority, Rev., FRDO, FGIC,
                    1.30%, 03/01/02                                                     1,300
      10,400      New York State Urban Development Corp., Floating
                    Certificates, Ser. SG-150, Rev., FRDO, MBIA-IBC,
                    1.04%, 03/07/02                                                    10,400
       8,865      New York State, Commissioner of General Services
                    Executive Department, COP, 4.00%, 03/01/02                          8,865
      25,000      New York State, Ser. A, GO, FRDO, 1.35%, 10/10/02                    25,000
      15,000      Newburgh City School District, GO, RAN, 3.38%,
                    04/10/02                                                           15,003


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 4,995      Niagara Falls Bridge Commission, FLOATS,
                     Ser. PA-530, Rev., FRDO, 1.04%, 03/07/02                     $     4,995
       3,375      Norwich, New York, Ser. A, GO, BAN, 3.50%, 03/28/02                   3,376
       3,175      Oneida County IDA, Rev., FRDO, 1.30%, 03/07/02                        3,175
       4,400      Oneonta City School District, GO, RAN, 3.00%,
                    06/21/02                                                            4,403
      10,000      Oyster Bay, New York, Ser. A, GO, BAN, 2.25%,
                    01/24/03                                                           10,053
       5,000      Oyster Bay, New York, Ser. B, GO, BAN, 3.50%,
                    04/26/02                                                            5,001
      19,825      Oyster Bay, New York, Ser. B, GO, BAN, 4.00%,
                    04/26/02                                                           19,853
       4,710      Oyster Bay, New York, Ser. C, GO, BAN, 4.00%,
                    04/26/02                                                            4,715
       5,000      Oyster Bay, New York, Ser. D, GO, BAN, 3.25%,
                    08/23/02                                                            5,014
       7,000      Oyster Bay, New York, Ser. D, GO, BAN, 3.50%,
                    08/23/02                                                            7,028
       4,048      Oyster Bay, New York, Ser. E, GO, BAN, 3.25%,
                    08/23/02                                                            4,059
       1,179      Pamelia, New York, Sewer District No. 3, GO, BAN,
                    3.13%, 06/19/02                                                     1,180
       2,065      Pamelia, New York, Water District No. 5, GO, BAN,
                    3.13%, 06/19/02                                                     2,067
       1,245      Port Jervis IDA, The Future Home Tech, Inc., Rev.,
                    FRDO, 1.25%, 03/06/02                                               1,245
       6,360      Poughkeepsie IDA, Senior Living Facility, Manor at
                    Woodside Project, Rev., FRDO, 1.20%, 03/07/02                       6,360
      19,000      Riverhead Central School District, GO, TAN, 3.13%,
                    06/21/02                                                           19,016
       3,520      Rochester, New York, GO, MBIA, 5.00%, 10/01/02                        3,591
         675      Rockland County IDA, IDR, X Products Corp. Project,
                    Rev., FRDO, 1.20%, 03/07/02                                           675
       1,940      Rockland County IDA, Shock Technical, Inc. Project,
                    Rev., FRDO, 1.30%, 03/06/02                                         1,940
      10,000      Rome City School District, GO, RAN, 3.50%, 06/28/02                  10,009
         515      Rondout Valley Central School District, GO, FSA,
                    4.25%, 03/01/02                                                       515
       7,550      Roosevelt Union Free School District, GO, RAN,
                    4.25%, 06/27/02                                                     7,574
      21,710      Schenectady City School District, GO, BAN, 3.30%,
                    06/28/02                                                           21,720
       6,000      Schenectady City School District, GO, RAN, 3.50%,
                    06/28/02                                                            6,004
       9,900      Schuyler-Chemung-Tioga Cooperative Educational
                    Services, Sole Supervisory District, Rev., RAN, 2.00%,
                    06/28/02                                                            9,911
       5,077      Scio Central School District, GO, BAN, 3.38%, 05/03/02                5,079
       2,500      Solvay Union Free School District, GO, BAN, 3.25%,
                    06/27/02                                                            2,503


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $ 5,500      South Lewis Central School District, GO, BAN,
                    2.00%, 09/10/02                                               $     5,511
       2,000      Southeast IDA, IDR, Unilock New York, Inc. Project,
                    Rev., FRDO, 1.30%, 03/06/02                                         2,000
       7,100      St. Lawrence County IDA, PCR, Reynolds Metals,
                    Rev., FRDO, 1.30%, 03/01/02                                         7,100
       9,000      Steuben-Allegany Counties Board of Cooperative
                    Educational Services, Sole Supervisory District, GO,
                    RAN, 2.75%, 06/28/02                                                9,022
       9,840      Steuben-Allegany Counties Board of Cooperative
                    Educational Services, Sole Supervisory District, GO,
                    RAN, 3.00%, 06/28/02                                                9,846
       3,745      Suffolk County IDA, Civic Facilities, Guide Dog
                    Foundation, Inc., Rev., FRDO, 1.10%, 03/07/02                       3,745
      10,000      Suffolk County Water Authority, Rev., BAN, FRDO,
                    1.10%, 03/06/02                                                    10,000
       2,600      Suffolk County Water Authority, Rev., BAN, FRDO,
                    1.10%, 03/06/02                                                     2,600
      15,000      Suffolk County, GO, TAN, 2.50%, 09/10/02                             15,026
       8,940      Suffolk County, Ser. B, GO, BAN, 2.00%, 05/15/02                      8,946
       5,286      Syracuse, New York, Ser. A, GO, BAN, 2.25%,
                    02/26/03                                                            5,307
       7,100      Syracuse, New York, Ser. A, GO, BAN, 3.38%,
                    05/10/02                                                            7,103
       6,000      Tompkins-Seneca-Tioga Board of Cooperative
                    Educational Services, Sole Supervisory, Rev., RAN,
                    2.00%, 06/28/02                                                     6,005
       5,500      Tompkins-Seneca-Tioga Board of Cooperative
                    Educational Services, Sole Supervisory, Rev., RAN,
                    3.50%, 06/28/02                                                     5,507
      55,100      Triborough Bridge & Tunnel Authority, Floating Rate
                    Trust Receipts, Ser. N-15, Regulation D, Rev., FRDO,
                    1.05%, 03/06/02                                                    55,099
         400      Triborough Bridge & Tunnel Authority, Floating Rate
                    Trust Receipts, Ser. N-17, Regulation D, Rev., FRDO,
                    1.05%, 03/06/02                                                       400
       4,055      Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PA-200, Rev., FRDO, 1.06%, 03/07/02                            4,055
       4,995      Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PA-665, Rev., FRDO, 1.06%, 03/07/02                            4,995
      24,790      Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PA-948, FRDO, 1.06%, 03/07/02                                 24,790
      18,450      Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. PT-427, Rev., FRDO, 1.06%, 03/07/02                           18,450
       4,200      Triborough Bridge & Tunnel Authority, FLOATS,
                    Ser. SG-41, Rev., FRDO, 1.04%, 03/07/02                             4,200
      10,000      Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. B, Rev., FRDO, AMBAC, 1.00%,
                    03/06/02                                                           10,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  NEW YORK -- CONTINUED
     $12,080      Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. C, Rev., FRDO, AMBAC, 1.00%,
                    03/07/02                                                      $    12,080
       3,400      Triborough Bridge & Tunnel Authority, General
                    Purpose, Ser. C, Rev., FRDO, AMBAC, 1.05%,
                    03/06/02                                                            3,400
      13,600      Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. C, Rev., FRDO, FSA, 1.10%, 03/06/02               13,600
       5,900      Triborough Bridge & Tunnel Authority, Special
                    Obligation, Ser. D, Rev., FRDO, FSA, 1.00%, 03/06/02                5,900
      68,900      Tsasc, Inc., FLOATS, Ser. PA-797, Rev., FRDO,
                    1.24%, 03/07/02                                                    68,910
      10,000      Utica City School District, GO, RAN, 3.50%, 06/26/02                 10,009
       2,663      Utica City School District, Ser. A, GO, BAN, 2.50%,
                    02/14/03                                                            2,680
       5,000      Utica City School District, Ser. C, GO, BAN, 3.00%,
                    09/27/02                                                            5,009
       3,945      Westchester County IDA, Civic Facility, Northern
                    Westchester Hospital, Rev., FRDO, 1.10%, 03/06/02                   3,945
       4,860      Westchester County IDA, Community Housing
                    Innovations, Inc., Rev., FRDO, 1.10%, 03/07/02                      4,860
       8,000      Westchester County IDA, Levester Redevelopment
                    Co. LLC, Ser. A, Rev., FRDO, 1.15%, 03/07/02                        8,000
       4,750      Westfield Central School District, GO, RAN, 3.25%,
                    06/27/02                                                            4,752
       5,000      Yates County, GO, BAN, 3.00%, 04/11/02                                5,002
                                                                                  --------------
                                                                                    2,264,644
                  PUERTO RICO -- 3.9%
       5,695      Puerto Rico Commonwealth Highway &
                    Transportation Authority, Ser. II-R-66, Rev., FRDO,
                    MBIA-IBC, 1.04%, 03/07/02                                           5,695
         360      Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                    GO, FRDO, AMBAC, 1.02%, 03/07/02                                      360
         400      Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    FRDO, 1.02%, 03/07/02                                                 400
      76,470      Puerto Rico Commonwealth, Rev., TRAN, 3.00%,
                    07/30/02                                                           76,752
       8,544      Puerto Rico, Tax-Exempt, 1.25%, 05/08/02                              8,544
                                                                                  --------------
                                                                                       91,751
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                      $2,365,655
                  (Cost $2,365,655) *
---------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan CALIFORNIA TAX FREE
         MONEY MARKET FUND
         PORTFOLIO OF INVESTMENTS


As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       MUNICIPAL SECURITIES -- 100.0%
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- 93.6%
      $  800      Alameda-Contra Costa School Financing Authority,
                    Capital Improvements Financing Projects, COP, Ser. I,
                    FRDO, AMBAC, 1.05%, 03/07/02                                  $       800
       2,000      Anaheim Housing Authority, Multi-Family Housing,
                    Fountains of Anaheim Hills, Ser. A, Rev., FRDO,
                    4.95%, 08/01/02                                                     2,009
       1,000      California Educational Facilities Authority, Loyola
                    Marymount University, Ser. B, Rev., FRDO, MBIA,
                    1.30%, 03/07/02                                                     1,000
         150      California Educational Facilities Authority, Stanford
                    University, FLOATS, Ser. PA-542, Rev., FRDO, 1.02%,
                    03/07/02                                                              150
         500      California Educational Facilities Authority, University
                    of San Francisco, Rev., FRDO, 1.35%, 03/06/02                         500
       1,700      California Housing Finance Agency, FLOATS, Ser.
                    PA-539R, Rev., FRDO, 1.02%, 03/07/02                                1,700
       2,035      California Housing Finance Agency, FLOATS, Ser.
                    PA-58, Rev., FRDO, 1.02%, 03/07/02                                  2,035
       1,500      California Housing Finance Agency, Home Mortgage,
                    Ser. I, Rev., 2.95%, 06/14/02                                       1,500
       2,400      California Housing Finance Agency, Home Mortgage,
                    Ser. J, Rev., FRDO, FSA, 1.20%, 03/01/02                            2,400
         750      California Housing Finance Agency, Home Mortgage,
                    Ser. P, Rev., 2.67%, 08/01/02                                         750
         900      California Housing Finance Agency, Multi-Family
                    Housing, Ser. A, Rev., FRDO, 1.35%, 03/01/02                          900
         100      California Housing Finance Agency, Multi-Family
                    Housing, Ser. A, Rev., FRDO, 1.00%, 03/06/02                          100
       3,200      California Housing Finance Agency, Multi-Family
                    Housing, Ser. C, Rev., FRDO, 1.00%, 03/06/02                        3,200
       1,000      California Housing Finance Agency, Single Family
                    Housing, Ser. II-R-44, Rev., FRDO, AMBAC, 1.09%,
                    03/07/02                                                            1,000
       1,000      California Infrastructure & Economic Development
                    Bank, IDR, Adams Rite Manufacturing Co. Project,
                    Ser. A, Rev., FRDO, 1.15%, 03/06/02                                 1,000
       1,610      California Infrastructure & Economic Development
                    Bank, IDR, Pleasant Mattress, Inc. Project, Ser. A,
                    Rev., FRDO, 1.15%, 03/06/02                                         1,610
       1,900      California Infrastructure & Economic Development
                    Bank, IDR, Standard Abrasive Manufacturing Project,
                    Ser. A, Rev., FRDO, 1.15%, 03/06/02                                 1,900
       2,300      California PCFA, PCR, Exxon-Mobil Project, Rev.,
                    FRDO, 1.20%, 03/01/02                                               2,300
       1,650      California PCFA, PCR, Resource Recovery, Wadham
                    Energy LP, Ser. C, Rev., FRDO, 1.25%, 03/06/02                      1,650


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- CONTINUED
      $2,100      California PCFA, Resource Recovery, Burney Forest
                    Products Project, Ser. A, Rev., FRDO, 1.35%,
                    03/01/02                                                      $     2,100
         100      California PCFA, Solid Waste Disposal, Gilton Solid
                    Waste Management, Ser. A, Rev., FRDO, 1.10%,
                    03/07/02                                                              100
         500      California School Cash Reserve Program Authority,
                    Ser. A, Rev., AMBAC, 4.00%, 07/03/02                                  502
         635      California School Facilities Financing Corp., Capital
                    Improvement Financing Project, COP, Ser. B, FRDO,
                    1.05%, 03/06/02                                                       635
       3,000      California State Department of Water Resources,
                    Floating Rate Trust Receipts, Ser. K-2, Regulation D,
                    Rev., FRDO, 1.20%, 03/06/02                                         3,000
       2,000      California State Department of Water Resources,
                    Floating Rate Trust Receipts, Ser. L-8, Regulation D,
                    Rev., FRDO, FSA, 1.10%, 03/06/02                                    2,000
         200      California State Economic Development Financing
                    Authority, Airport Facilities, Mercury Air Group, Inc.,
                    Rev., FRDO, 1.10%, 03/07/02                                           200
       2,000      California State Economic Development Financing
                    Authority, IDR, Provena Foods, Inc. Project, Rev.,
                    FRDO, 1.20%, 03/06/02                                               2,000
       1,300      California State Economic Development Financing
                    Authority, IDR, Standard Abrasives Manufacturing
                    Project, Rev., FRDO, 1.15%, 03/06/02                                1,300
       2,000      California State, Floating Rate Receipts, Ser. SG-85,
                    GO, FRDO, FGIC, 1.11%, 03/07/02                                     2,000
       1,900      California State, Floating Rate Receipts, Ser. SG-89,
                    GO, FRDO, MBIA-IBC, 1.35%, 03/06/02                                 1,900
       6,700      California State, GO, RAN, 3.25%, 06/28/02                            6,729
       1,000      California State, Municipal Securities Trust
                    Receipts, Ser. SGA-40, GO, FRDO, FGIC, 1.08%,
                    03/06/02                                                            1,000
       1,500      California State, Municipal Securities Trust
                    Receipts, Ser. SGA-55, GO, FRDO, FGIC, 1.08%,
                    03/06/02                                                            1,500
       2,000      California State, Ser. B, GO, RAN, FRDO, 1.34%,
                    03/07/02                                                            2,000
       2,000      California State, Ser. C, GO, RAN, FRDO, 1.50%,
                    03/07/02                                                            2,000
       1,960      California State, Ser. L, Class A, 1.11%, 03/07/02                    1,960
       3,000      California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                    2.00%, 01/02/03                                                     3,000
       1,000      California Statewide Communities Development
                    Authority, Kaiser Permanente, Ser. B, Rev., FRDO,
                    2.30%, 07/01/02                                                     1,000
       4,000      California Statewide Communities Development
                    Authority, Ser. L-23, Regulation D, Rev., FRDO, 1.20%,
                    03/06/02                                                            4,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- CONTINUED
      $3,200      Colton Redevelopment Agency, Multi-Family, 1985
                    Issue, Ser. A, Rev., FRDO, 1.05%, 03/05/02                    $     3,200
       5,000      Delano, California, COP, Ser. L-38, Regulation D,
                    1.10%, 03/06/02                                                     5,001
       2,300      Irvine Ranch Water District, Consolidated Bonds,
                    Ser. A, Rev., FRDO, 1.30%, 03/01/02                                 2,300
       3,800      Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 93-14, Special Assessment,
                    FRDO, 1.30%, 03/01/02                                               3,800
          48      Irvine, California, Improvement Bond Act of 1915,
                    Assessment District No. 97-17, Special Assessment,
                    FRDO, 1.30%, 03/01/02                                                  48
       2,000      Lodi, California, Electric Systems, COP, Ser. A,
                    FRDO, MBIA, 1.00%, 03/06/02                                         2,000
       1,000      Los Angeles Community College District, Ser.
                    II-R-71, GO, FRDO, MBIA, 2.68%, 06/20/02                            1,014
       2,400      Los Angeles County Housing Authority, Multi-Family
                    Housing, Canyon Country Villas Project, Ser. H. Rev.,
                    FRDO, 1.10%, 03/05/02                                               2,400
       2,400      Los Angeles County Metropolitan Transportation
                    Authority, Floating Rate Receipts, Ser. SG-54, Rev.,
                    FRDO, 1.02%, 03/07/02                                               2,400
       2,000      Los Angeles County Metropolitan Transportation
                    Authority, Floating Rate Receipts, Ser. SG-55, Rev.,
                    FRDO, MBIA, 1.02%, 03/07/02                                         2,000
         100      Los Angeles County Metropolitan Transportation
                    Authority, Proposition C, Second Ser., Ser. A, Rev.,
                    FRDO, MBIA, 1.05%, 03/07/02                                           100
         300      Los Angeles Department of Water & Power,
                    Waterworks, Sub Ser. B-4, Rev., FRDO, 1.00%,
                    03/07/02                                                              300
         580      Los Angeles Housing Authority, Multi-Family
                    Housing, Ser. A, Rev., FRDO, 1.05%, 03/02/02                          580
       1,000      Los Angeles, California, Wastewater Systems, Sub
                    Ser. A, Rev., FRDO, FGIC, 1.88%, 11/07/02                           1,000
         400      M-S-R Public Power Agency, San Juan Project,
                    Sub-Lien, Ser. E, Rev., FRDO, MBIA, 1.05%, 03/07/02                   400
       2,250      Marysville Joint Unified School District, GO, TRAN,
                    3.50%, 09/20/02                                                     2,265
         500      Metropolitan Water District of Southern California,
                    Waterworks, Ser. B, GO, 3.00%, 03/01/02                               500
         200      Metropolitan Water District of Southern California,
                    Ser. A-1, GO, 5.00%, 03/01/02                                         200
       1,400      Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-2, Rev., FRDO, 0.95%, 03/06/02                   1,400
         900      Metropolitan Water District of Southern California,
                    Waterworks, Ser. B-3, Rev., FRDO, 1.30%, 03/01/02                     900
       1,000      Monrovia Unified School District, Municipal
                    Securities Trust Receipt, Ser. SGA-70, GO, FRDO,
                    MBIA, 1.08%, 03/06/02                                               1,000


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- CONTINUED
      $4,590      Newport Beach, California, Hoagan Memorial
                    Presbyterian Hospital, Rev., FRDO, 1.20%, 03/01/02            $     4,590
       1,000      Oakland-Alameda County Coliseum Authority,
                    Coliseum Project, Ser. C-1, Rev., FRDO, 0.90%,
                    03/06/02                                                            1,000
       3,000      Oceanside, California, Multi-Family Housing,
                    Lakeridge Apartments Project, Rev., FRDO, 1.00%,
                    03/06/02                                                            3,000
         100      Ontario Redevelopment Agency, IDR, Safariland
                    Project, Rev., FRDO, 1.20%, 03/06/02                                  100
         300      Ontario Redevelopment Agency, Multi-Family
                    Housing, Seasons at Gateway, Sub Ser. B, Rev.,
                    FRDO, 1.20%, 03/06/02                                                 300
         700      Orange County Apartment Development, Multi-Family
                    Housing, Pointe Niguel Project, Ser. C, Rev., FRDO,
                    1.00%, 03/07/02                                                       700
         949      Orange County, California, Apartment Development,
                    Multi-Family Housing, Niguel Summit 2, Ser. B, Rev.,
                    FRDO, 1.10%, 03/05/02                                                 949
       1,915      Oxnard Industrial Development Financing Authority,
                    IDR, Accurate Engineering Project, Rev., FRDO,
                    1.15%, 03/06/02                                                     1,915
       1,000      Pleasant Hill Redevelopment Agency, Multi-Family
                    Housing, Chateau III, Ser. A, Rev., FRDO, 1.25%,
                    03/07/02                                                            1,000
       3,900      Port of Oakland, California, Trust Receipts, Class F,
                    Ser. K, Rev., FRDO, FGIC, 1.14%, 03/07/02                           3,900
       2,300      Riverside County Housing Authority, Multi-Family
                    Housing, Emirtus Park, Ser. B, Rev., FRDO, 1.00%,
                    03/06/02                                                            2,300
       3,000      Riverside County, California, Riverside County Public
                    Facilities, COP, Ser. B, FRDO, 1.05%, 03/05/02                      3,000
         500      Riverside County, California, Riverside County Public
                    Facilities, COP, Ser. C, FRDO, 1.05%, 03/05/02                        500
         900      Riverside Unified School District, School Facility
                    Bridge Program, COP, FRDO, FSA, 1.15%, 03/07/02                       900
       1,300      San Bernardino City Unified School District, School
                    Financing Control Authority Bridge Funding Program,
                    COP, FRDO, FSA, 1.15%, 03/07/02                                     1,300
         550      San Bernardino County Housing Authority,
                    Multi-Family Housing, Victoria Terrace Project, Ser. A,
                    Rev., FRDO, 1.15%, 03/07/02                                           550
       4,000      San Bernardino County, California, GO, TRAN,
                    3.75%, 07/02/02                                                     4,028
       1,400      San Diego Housing Authority, Multi-Family Housing,
                    Nobel Courts, Rev., FRDO, 1.00%, 03/07/02                           1,400
         300      San Diego, California, Multi-Family Housing, Issue A,
                    Rev., FRDO, 1.05%, 03/07/02                                           300
         100      San Francisco City and County, Ser. 1, GO, FGIC,
                    4.10%, 06/15/02                                                       100


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  CALIFORNIA -- CONTINUED
      $  800      San Joaquin Hills Transportation Corridor Agency,
                    Toll Road, Senior Lien, Rev., ^, 6.75%, 01/01/03              $       851
         500      San Leandro, California, Multi-Family Housing,
                    Parkside, Ser. A, Rev., FRDO, 1.00%, 03/06/02                         500
         500      Santa Ana Housing Authority, Multi-Family Housing,
                    Vintage Apartments, Ser. A, Rev., FRDO, 1.10%,
                    03/07/02                                                              500
         650      Santa Ana Unified School District, COP, FRDO,
                    1.00%, 03/06/02                                                       650
       2,500      Santa Clara County Housing Authority, Multi-Family
                    Housing, Foxchase Apartments, Ser. E, Rev., FRDO,
                    FGIC, 1.05%, 03/07/02                                               2,500
         625      Santa Clara County-El Camino Hospital District,
                    Hospital Facilities Authority, ACES, Valley Medical
                    Center Project, Ser. B, Rev., FRDO, 1.25%, 03/05/02                   625
       1,000      Santa Rosa Elementary School District, GO, TRAN,
                    3.50%, 09/05/02                                                     1,005
       1,000      Sonoma Valley Unified School District, GO, TRAN,
                    3.25%, 09/05/02                                                     1,004
       1,000      South Coast Local Education Agencies, Rev.,
                    TRAN, 3.25%, 06/28/02                                               1,002
         600      Three Valleys Municipal Water District, Miramar
                    Water Treatment, COP, FRDO, 1.05%, 03/06/02                           600
         425      Upland Community Redevelopment Agency,
                    Multi-Family Housing, Northwoods Project, Ser. 168-A,
                    Rev., FRDO, 1.10%, 03/07/02                                           425
         140      Ventura Unified School District, Election 1997,
                    Ser. E, GO, MBIA, 6.50%, 08/01/02                                     142
       1,500      West Contra Costa Unified School District, GO,
                    TRAN, 3.25%, 08/21/02                                               1,506
         130      Westminster Redevelopment Agency, Commercial
                    Redevelopment Project No. 1, Tax Allocation, ^,
                    6.20%, 08/01/02                                                       134
       2,850      Yuba Community College District, Rev., TRAN,
                    2.50%, 11/28/02                                                     2,862
       2,000      Yuba County, California, GO, TRAN, 3.50%,
                    09/20/02                                                            2,011
                                                                                  --------------
                                                                                      146,387
                  PUERTO RICO -- 6.4%
         250      Puerto Rico Commonwealth Highway &
                    Transportation Authority, FLOATS, Ser. PA-472, Rev.,
                    FRDO, FSA, 1.02%, 03/07/02                                            250
       1,400      Puerto Rico Commonwealth Highway &
                    Transportation Authority, Ser. II-R-66, Rev., FRDO,
                    MBIA-IBC, 1.04%, 03/07/02                                           1,400
         170      Puerto Rico Commonwealth Highway &
                    Transportation Authority, Trust Receipts, Class F,
                    Ser. B, Rev., FRDO, MBIA, 1.09%, 03/07/02                             170
         300      Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                    FRDO, 1.02%, 03/07/02                                                 300


                       See notes to financial statements.

As of February 28, 2002 (unaudited)
(Amounts in Thousands)

    PRINCIPAL
     AMOUNT       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       Municipal Securities -- Continued
---------------------------------------------------------------------------------------------------
                  PUERTO RICO -- CONTINUED
      $4,875      Puerto Rico Commonwealth, Rev., TRAN, 3.00%,
                    07/30/02                                                      $     4,893
       3,000      TICS/TOCS Trust/Puerto Rico Commonwealth, Ser.
                    2001-2, GO, FRDO, FSA, 1.00%, 03/07/02                              3,000
                                                                                  --------------
                                                                                       10,013
---------------------------------------------------------------------------------------------------
                  Total Investments -- 100.0%                                        $156,400
                  (Cost $156,400) *
---------------------------------------------------------------------------------------------------

INDEX:
*       -- The cost of securities is substantially the same for federal income tax purposes.
#       -- Security may only be sold to qualified institutional buyers.
^       -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
ACES    -- Auction Rate Securities.
AMBAC   -- American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Notes.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
Eagles  -- Earnings of accrual generated on local exempt securities.
FGIC    -- Financial Guaranty Insurance Corp.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at February 28, 2002.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at February 28, 2002.
FSA     -- Financial Securities Assistance.
GAN     -- Grant Anticipation Notes.
GIC     -- Guaranteed Investment Contract.
GO      -- General Obligation.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDB     -- Industrial Development Board.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
PUTTERS -- Puttable Tax Exempt Receipts.
RAN     -- Revenue Anticipation Notes.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-Up Bond. The maturity date shown is the earlier of the call date or the maturity date. The interest rate shown is the rate in effect at February 28, 2002.
TAN     -- Tax Anticipation Notes.
TRAN    -- Tax & Revenue Anticipation Notes.


                       See notes to financial statements.

JPMorgan FUNDS STATEMENT OF ASSETS & LIABILITIES
         AS OF FEBRUARY 28, 2002 (UNAUDITED)

(Amounts in thousands, except per share amounts)

                                                           100% U.S.
                                                            TREASURY        U.S.       TREASURY
                                                           SECURITIES    GOVERNMENT      PLUS
                                                              MONEY        MONEY        MONEY
                                                             MARKET        MARKET       MARKET
                                                              FUND          FUND         FUND
--------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                      $5,924,193    $8,502,885   $4,553,108
      Cash                                                          1            --           --
      Receivables:
        Interest                                                1,066         3,934        5,690
        Expense reimbursements                                      1            --           --
--------------------------------------------------------------------------------------------------
    Total Assets                                            5,925,261     8,506,819    4,558,798
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Due to custodian                                           --             2           --
        Dividends                                               5,958        10,379        5,279
        Investment securities purchased                            --        24,969           --
      Accrued liabilities:
        Investment advisory fees                                  453           698          335
        Administration fees                                       362           370          218
        Shareholder servicing fees                              1,229         1,600          528
        Distribution fees                                          74           206          140
        Trustees' fees                                            821         1,489          561
        Other                                                     753           727          506
--------------------------------------------------------------------------------------------------
    Total Liabilities                                           9,650        40,440        7,567
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                       5,915,692     8,466,432    4,551,143
      Accumulated undistributed/(overdistributed)
      net investment income                                      (111)          (70)          74
      Accumulated net realized gain on investments                 30            17           14
--------------------------------------------------------------------------------------------------
    Net Assets                                             $5,915,611    $8,466,379   $4,551,231
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized)
      Morgan Shares                                         4,152,176     3,702,162    1,202,585
      Premier Shares                                          351,743     1,111,427      973,493
      Agency Shares                                         1,115,688     3,336,334    1,210,123
      Institutional Shares                                    296,142       316,562      919,397
      Reserve Shares                                               --            --      245,908
    Net Asset Value, offering and
    redemption price per share
    (all classes)                                          $     1.00    $     1.00   $     1.00
--------------------------------------------------------------------------------------------------
    Cost of investments                                    $5,924,193    $8,502,885   $4,553,108
==================================================================================================


                       See notes to financial statements.

                                                                FEDERAL       PRIME       TAX FREE
                                                                 MONEY        MONEY         MONEY
                                                                MARKET       MARKET        MARKET
                                                                 FUND         FUND          FUND
--------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                         $6,438,913   $63,740,364   $7,321,267
      Cash                                                             1            --          101
      Receivables:
        Investment securities sold                                    --       300,384           --
        Fund shares sold                                              --     1,789,225           --
        Interest                                                   4,771       134,221       29,895
--------------------------------------------------------------------------------------------------
    Total Assets                                               6,443,685    65,964,194    7,351,263
--------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
        Dividends                                                  7,618        82,246        6,651
        Investment securities purchased                               --       726,500           --
        Fund shares redeemed                                          --     1,789,213           --
      Accrued liabilities:
        Investment advisory fees                                     477         5,033          579
        Administration fees                                          381         4,293          423
        Shareholder servicing fees                                   559         4,741          806
        Distribution fees                                             50           184           69
        Trustees' fees                                               241         3,076          317
        Other                                                        746         6,308          673
--------------------------------------------------------------------------------------------------
    Total Liabilities                                             10,072     2,621,594        9,518
--------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                          6,433,452    63,342,624    7,342,736
      Accumulated undistributed/(overdistributed)
      net investment income                                         (248)       (1,007)          62
      Accumulated net realized gain (loss) on investments            409           983       (1,053)
--------------------------------------------------------------------------------------------------
    Net Assets                                                $6,433,613   $63,342,600   $7,341,745
--------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized)
      Morgan Shares                                              653,267     9,518,857      857,239
      Premier Shares                                           1,796,958     5,616,037    2,900,648
      Agency Shares                                              917,424    16,416,017      907,329
      B Shares                                                        --        15,205           --
      C Shares                                                        --           398           --
      Institutional Shares                                     3,066,278    30,326,008    2,677,585
      Reserve Shares                                                  --       228,425           --
      Select Shares                                                   --     1,088,412           --
      Cash Management Shares                                          --       134,661           --
    Net Asset Value, offering and
    redemption price per share
    (all classes) *                                           $     1.00   $      1.00   $     1.00
--------------------------------------------------------------------------------------------------
    Cost of investments                                       $6,438,913   $63,740,364   $7,321,267
==================================================================================================

*Redemption price for Class B and C Shares may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

                                                                        NEW YORK     CALIFORNIA
                                                                        TAX FREE      TAX FREE
                                                                          MONEY         MONEY
                                                                         MARKET        MARKET
                                                                          FUND          FUND
-----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                  $2,365,655     $156,400
      Cash                                                                      7           75
      Receivable:
        Interest                                                           14,333          695
-----------------------------------------------------------------------------------------------------
    Total Assets                                                        2,379,995      157,170
-----------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payable:
        Dividends                                                           1,752          110
      Accrued liabilities:
        Investment advisory fees                                              180           12
        Administration fees                                                   108            6
        Shareholder servicing fees                                            628           23
        Distribution fees                                                      72           12
        Trustees' fees                                                        311           13
        Other                                                                 350          105
-----------------------------------------------------------------------------------------------------
    Total Liabilities                                                       3,401          281
-----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital                                                   2,376,284      156,916
      Accumulated undistributed/(overdistributed)
      net investment income                                                     7          (13)
      Accumulated net realized gain (loss) on investments                     303          (14)
-----------------------------------------------------------------------------------------------------
    Net Assets                                                         $2,376,594     $156,889
-----------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value; unlimited number of
    shares authorized)
      Morgan Shares                                                     2,370,557      156,917
      Reserve Shares                                                        5,829           --
    Net Asset Value, offering and
    redemption price per share
    (all classes)                                                      $     1.00     $   1.00
-----------------------------------------------------------------------------------------------------
    Cost of investments                                                $2,365,655     $156,400
=====================================================================================================


                       See notes to financial statements.

JPMorgan FUNDS STATEMENT OF OPERATIONS
         FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

(Amounts in thousands)

                                                           100% U.S.
                                                            TREASURY       U.S.       TREASURY
                                                           SECURITIES   GOVERNMENT      PLUS
                                                              MONEY        MONEY        MONEY
                                                             MARKET       MARKET       MARKET
                                                              FUND         FUND         FUND
--------------------------------------------------------------------------------------------------
    INTEREST INCOME:                                         $68,655     $120,552      $48,046
--------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                 2,870        4,714        1,956
      Administration fees                                      2,808        4,607        1,913
      Shareholder servicing fees                               8,356       10,732        4,275
      Distribution fees                                        2,126        2,645          855
      Custodian and accounting fees                              172          283          156
      Printing and postage                                         3           28            5
      Professional fees                                           43           37           26
      Registration fees                                          436          498          609
      Transfer agent fees                                        395          345          155
      Trustees' fees                                              29           47           20
      Other                                                        9           30           15
--------------------------------------------------------------------------------------------------
    Total expenses                                            17,247       23,966        9,985
--------------------------------------------------------------------------------------------------
      Less amounts waived                                      2,625        3,944        1,773
      Less expense reimbursements                                  1           --           --
--------------------------------------------------------------------------------------------------
        Net expenses                                          14,621       20,022        8,212
--------------------------------------------------------------------------------------------------
    Net investment income                                     54,034      100,530       39,834
--------------------------------------------------------------------------------------------------
    REALIZED GAIN
    ON INVESTMENTS:
      Net realized gain on investment transactions               384           62           58
--------------------------------------------------------------------------------------------------
      Net increase in net assets from operations             $54,418     $100,592      $39,892
==================================================================================================


                       See notes to financial statements.

                                                             FEDERAL       PRIME      TAX FREE
                                                              MONEY        MONEY        MONEY
                                                             MARKET       MARKET       MARKET
                                                              FUND         FUND         FUND
--------------------------------------------------------------------------------------------------
    INTEREST INCOME:                                         $77,882     $844,054      $61,121
--------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                 3,162       32,901        3,161
      Administration fees                                      3,091       32,133        3,088
      Shareholder servicing fees                               5,460       50,418        6,128
      Distribution fees                                          357          584          434
      Custodian and accounting fees                              253        2,139          221
      Printing and postage                                         7          279            5
      Professional fees                                           44          222           38
      Registration fees                                          260        2,760          689
      Transfer agent fees                                        234        2,220          176
      Trustees' fees                                              32          329           32
      Other                                                        5          431           28
--------------------------------------------------------------------------------------------------
    Total expenses                                            12,905      124,416       14,000
--------------------------------------------------------------------------------------------------
      Less amounts waived                                      2,126       24,460        2,580
--------------------------------------------------------------------------------------------------
        Net expenses                                          10,779       99,956       11,420
--------------------------------------------------------------------------------------------------
    Net investment income                                     67,103      744,098       49,701
--------------------------------------------------------------------------------------------------
    REALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on investment transactions        674          102         (396)
--------------------------------------------------------------------------------------------------
      Net increase in net assets from operations             $67,777     $744,200      $49,305
==================================================================================================


                       See notes to financial statements.

                                                                         NEW YORK    CALIFORNIA
                                                                         TAX FREE     TAX FREE
                                                                           MONEY        MONEY
                                                                          MARKET       MARKET
                                                                           FUND         FUND
--------------------------------------------------------------------------------------------------
    INTEREST INCOME:                                                      $21,997       $1,074
--------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                              1,146           63
      Administration fees                                                   1,122           61
      Shareholder servicing fees                                            4,010          221
      Distribution fees                                                     1,148           63
      Custodian and accounting fees                                           115           47
      Professional fees                                                        27           21
      Registration fees                                                       194           10
      Transfer agent fees                                                     189           23
      Trustees' fees                                                           11            1
      Other                                                                    29            6
--------------------------------------------------------------------------------------------------
    Total expenses                                                          7,991          516
--------------------------------------------------------------------------------------------------
      Less amounts waived                                                   1,226          168
--------------------------------------------------------------------------------------------------
        Net expenses                                                        6,765          348
--------------------------------------------------------------------------------------------------
    Net investment income                                                  15,232          726
--------------------------------------------------------------------------------------------------
    REALIZED GAIN
    ON INVESTMENTS:
      Net realized gain on investment transactions                            303            1
--------------------------------------------------------------------------------------------------
      Net increase in net assets from operations                          $15,535      $   727
==================================================================================================


                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED (UNAUDITED)

(Amounts in thousands)

                                                                           100% U.S. TREASURY
                                                                               SECURITIES                 U.S. GOVERNMENT
                                                                           MONEY MARKET FUND             MONEY MARKET FUND
                                                                        -----------------------     -------------------------
                                                                          9/1/01        YEAR          9/1/01         YEAR
                                                                         THROUGH        ENDED        THROUGH         ENDED
                                                                         2/28/02       8/31/01       2/28/02        8/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                $   54,034    $  249,299    $  100,530     $  405,412
  Net realized gain (loss) on investments                                     384         2,293            62            252
-----------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                  54,418       251,592       100,592        405,664
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                   (54,047)     (249,278)     (100,592)      (405,413)
  Net realized gain on investment transactions                             (1,030)       (1,627)          (76)          (201)
-----------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                    (55,077)     (250,905)     (100,668)      (405,614)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from capital share transactions                 586,462       806,510      (703,511)     1,999,342
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                585,803       807,197      (703,587)     1,999,392

NET ASSETS:

   Beginning of period                                                  5,329,808     4,522,611     9,169,966      7,170,574
-----------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $5,915,611    $5,329,808    $8,466,379     $9,169,966
-----------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed (overdistributed) net investment income   $     (111)   $      (98)   $      (70)    $       (8)
-----------------------------------------------------------------------------------------------------------------------------


                                                                             TREASURY PLUS                      FEDERAL
                                                                           MONEY MARKET FUND               MONEY MARKET FUND
                                                                        ------------------------      -------------------------
                                                                          9/1/01         YEAR          9/1/01          YEAR
                                                                         THROUGH         ENDED         THROUGH         ENDED
                                                                         2/28/02        8/31/01        2/28/02        8/31/01
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                $   39,834     $  123,865     $  $67,103     $   86,569
  Net realized gain (loss) on investments                                      58             (8)           674            184
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                  39,892        123,857         67,777         86,753
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                   (39,701)      (123,864)       (67,257)       (86,615)
  Net realized gain on investment transactions                                 --            (42)          (387)           (30)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                    (39,701)      (123,906)       (67,644)       (86,645)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from capital share transactions               1,713,781        338,383      4,330,545        960,673
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                              1,713,972        338,334      4,330,678        960,781

NET ASSETS:

   Beginning of period                                                  2,837,259      2,498,925      2,102,935      1,142,154
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $4,551,231     $2,837,259     $6,433,613     $2,102,935
-------------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed (overdistributed) net investment income   $       74     $      (59)    $     (248)    $      (94)
-------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

                                                                                                               TAX FREE
                                                                         PRIME MONEY MARKET FUND          MONEY MARKET FUND
                                                                        --------------------------    ------------------------
                                                                           9/1/01          YEAR          9/1/01        YEAR
                                                                          THROUGH         ENDED         THROUGH       ENDED
                                                                          2/28/02        8/31/01        2/28/02      8/31/01
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                 $   744,098    $ 1,349,199    $   49,701   $   59,043
  Net realized gain (loss) on investments                                       102          1,067          (396)        (203)
------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                   744,200      1,350,266        49,305       58,840
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                    (744,959)    (1,349,240)      (49,601)     (59,104)
  Net realized gain on investment transactions                                  (35)           (89)           --           --
------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                     (744,994)    (1,349,329)      (49,601)     (59,104)
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from capital share transactions                34,060,438     16,524,717     5,398,583      289,058
------------------------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                          34,059,644     16,525,654     5,398,287      288,794

NET ASSETS:

   Beginning of period                                                   29,282,956     12,757,302     1,943,458    1,654,664
------------------------------------------------------------------------------------------------------------------------------
   End of period                                                        $63,342,600    $29,282,956    $7,341,745   $1,943,458
------------------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed (overdistributed) net investment income    $    (1,007)   $      (146)   $       62   $      (38)
------------------------------------------------------------------------------------------------------------------------------


                                                                            NEW YORK TAX FREE      CALIFORNIA TAX FREE
                                                                            MONEY MARKET FUND       MONEY MARKET FUND
                                                                        ------------------------  ---------------------
                                                                           9/1/01        YEAR       9/1/01       YEAR
                                                                          THROUGH       ENDED      THROUGH      ENDED
                                                                          2/28/02      8/31/01     2/28/02     8/31/01
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                                 $   15,232   $   61,569   $    726    $ 2,382
  Net realized gain (loss) on investments                                      303            4          1         (3)
-----------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                   15,535       61,573        727      2,379
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                    (15,241)     (61,588)      (736)    (2,382)
  Net realized gain on investment transactions                                  --          (27)        --         --
-----------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                     (15,241)     (61,615)      (736)    (2,382)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from capital share transactions                  (62,430)     607,560     74,143      5,239
-----------------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                            (62,136)     607,518     74,134      5,236

NET ASSETS:

   Beginning of period                                                   2,438,730    1,831,212     82,755     77,519
-----------------------------------------------------------------------------------------------------------------------
   End of period                                                        $2,376,594   $2,438,730   $156,889    $82,755
-----------------------------------------------------------------------------------------------------------------------
   Accumulated undistributed (overdistributed) net investment income    $        7   $       16   $    (13)   $    (3)
-----------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FUNDS
         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION
Mutual Fund Trust (the "Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, management investment company.

The following are eight separate portfolios of the Trust (collectively, the "Funds").

  FUND                                         CLASSES OFFERED
------------------------------------------------------------------------------------------
  JPMorgan 100% U.S. Treasury Securities       Morgan, Premier, Agency, Institutional
  Money Market Fund ("USTS")

  JPMorgan U.S. Government Money               Morgan, Premier, Agency, Institutional
  Market Fund ("USG")

  JPMorgan Treasury Plus Money                 Morgan, Premier, Agency, Institutional
  Market Fund ("TP")                           Reserve

  JPMorgan Federal Money Market                Morgan, Premier, Agency, Institutional
  Fund ("FED")

  JPMorgan Prime Money Market                  Morgan, Premier, Agency, B Shares
  Fund ("PRM")                                 C Shares, Institutional, Reserve, Select,
                                               Cash Management

  JPMorgan Tax Free Money Market               Morgan, Premier, Agency, Institutional
  Fund ("TF")

  JPMorgan New York Tax Free Money             Morgan, Reserve
  Market Fund ("NYTF")

  JPMorgan California Tax Free Money           Morgan
  Market Fund ("CTF")

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2. REORGANIZATIONS
Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to the Plan of Reorganization approved by the Target Funds' shareholders on July 3, 2001 and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                                            ACQUIRING     SHARES
   TARGET FUNDS                                             FUND          RECEIVED
------------------------------------------------------------------------------------------------
   J.P. Morgan Treasury Money Market Reserves Fund          TP            Reserve Shares
   J.P. Morgan Institutional Treasury Money Market Fund     TP            Institutional Shares
   J.P. Morgan Institutional Service Treasury Money         TP            Premier Shares
   Market Fund
   J.P. Morgan Federal Money Market Fund                    FED           Premier Shares
   J.P. Morgan Institutional Federal Money Market Fund      FED           Institutional Shares
   J.P. Morgan Institutional Service Federal Money          FED           Premier Shares
   Market Fund
   J.P. Morgan Prime Money Market Fund                      PRM           Select Shares
   J.P. Morgan Institutional Prime Money Market Fund        PRM           Institutional Shares
   J.P. Morgan Institutional Service Prime Money            PRM           Premier Shares
   Market Fund
   J.P. Morgan Prime Money Market Reserves Fund             PRM           Reserve Shares
   J.P. Morgan Institutional Prime Direct Money             PRM           Agency Shares
   Market Fund
   J.P. Morgan Prime Cash Management Fund                   PRM           Cash Management
                                                                          Shares
   J.P. Morgan Tax Exempt Money Market Fund                 TF            Premier Shares
   J.P. Morgan Institutional Tax Exempt Money Market Fund   TF            Institutional Shares
   J.P. Morgan Institutional Service Tax Exempt Money       TF            Premier Shares
   Market Fund

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the Reorganizations:

                     JPMORGAN TREASURY PLUS MONEY MARKET FUND REORGANIZATION
                     -------------------------------------------------------
                                                 BENEFICIAL                                         NET ASSET
                                                 INTEREST       SHARES                              VALUE PER
                                                 OUTSTANDING    OUTSTANDING      NET ASSETS         SHARE
--------------------------------------------------------------------------------------------------------------
   TARGET FUNDS
   Institutional Treasury Money Market Fund      310,752,024              --    $ 310,665,537       $1.00
   Institutional Service Treasury Money
   Market Fund                                   507,600,238              --      507,445,292        1.00
   Treasury Money Market Reserves Fund            94,137,490              --       94,097,641        1.00
--------------------------------------------------------------------------------------------------------------
   ACQUIRING FUND
   JPMorgan Treasury Plus Money Market Fund
     Vista Shares (Renamed
     Morgan Shares)                                            1,352,315,272    1,352,125,614        1.00
     Premier Shares                                              325,007,736      324,991,704        1.00
     Institutional Shares (Renamed
     Agency Shares)                                              965,202,328      965,225,637        1.00
--------------------------------------------------------------------------------------------------------------
   POST REORGANIZATION FUND
   JPMorgan Treasury Plus Money Market Fund
     Morgan Shares                                             1,352,315,272    1,352,125,614        1.00
     Premier Shares                                              832,607,974      832,436,996        1.00
     Agency Shares                                               965,202,328      965,225,637        1.00
     Institutional Shares                                        310,752,024      310,665,537        1.00
     Reserve Shares                                               94,137,490       94,097,641        1.00
--------------------------------------------------------------------------------------------------------------


                               JPMORGAN FEDERAL MONEY MARKET FUND REORGANIZATION
                               -------------------------------------------------
                                                 BENEFICIAL                                      NET ASSET
                                                 INTEREST        SHARES                          VALUE PER
                                                 OUTSTANDING     OUTSTANDING     NET ASSETS      SHARE
--------------------------------------------------------------------------------------------------------------
   TARGET FUNDS
   J.P. Morgan Federal Money Market Fund         1,683,861,363             --   $1,683,379,758      $1.00
   J.P. Morgan Institutional Federal Money
   Market Fund                                   2,447,081,263             --    2,447,079,483       1.00
   J.P. Morgan Institutional Service Federal
   Money Market Fund                                27,507,538             --       27,507,865       1.00
--------------------------------------------------------------------------------------------------------------
   ACQUIRING FUND
   JPMorgan Federal Money Market Fund II
   (Renamed JPMorgan Federal Money Market Fund)
     Vista Shares (Renamed Morgan Shares)                         657,731,953      657,736,692       1.00
     Premier Shares                                               281,549,932      281,551,461       1.00
     Institutional Shares (Renamed Agency Shares)               1,176,515,832    1,176,546,344       1.00
     Reserve Shares*                                                1,001,055        1,001,236       1.00
--------------------------------------------------------------------------------------------------------------
   POST REORGANIZATION FUND
   JPMorgan Federal Money Market Fund
     Morgan Shares                                                658,733,008      658,737,928       1.00
     Premier Shares                                             1,992,918,833    1,992,439,084       1.00
     Agency Shares                                              1,176,515,832    1,176,546,344       1.00
     Institutional Shares                                       2,447,081,263    2,447,079,483       1.00
--------------------------------------------------------------------------------------------------------------

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

                               JPMORGAN PRIME MONEY MARKET FUND REORGANIZATION
                               -----------------------------------------------
                                            BENEFICIAL                                            NET ASSET
                                            INTEREST        SHARES                                VALUE PER
                                            OUTSTANDING     OUTSTANDING      NET ASSETS           SHARE
--------------------------------------------------------------------------------------------------------------
   TARGET FUNDS
   J.P. Morgan Prime Money Market Fund      2,959,208,807              --   $  2,959,282,813      $1.00
   J.P. Morgan Institutional Prime Money
   Market Fund                             19,841,552,945              --     19,841,087,447       1.00
   J.P. Morgan Institutional Service
   Prime Money Market Fund                    993,962,496              --        993,883,143       1.00
   J.P. Morgan Prime Cash
   Management Fund                            139,284,658              --        139,282,898       1.00
   J.P. Morgan Institutional Prime
   Direct Money Market Fund                    27,613,255              --         27,613,872       1.00
   J.P. Morgan Prime Money Market
   Reserves Fund                              121,016,187              --        121,009,281       1.00
--------------------------------------------------------------------------------------------------------------
   ACQUIRING FUND
   JPMorgan Prime Money Market Fund II (Renamed
   JPMorgan Prime Money Market Fund)
     Vista Shares (Renamed Morgan Shares)                  10,478,091,501     10,477,967,443       1.00
     B Shares Shares                                           17,510,823         17,501,942       1.00
     C Shares Shares                                              303,012            303,021       1.00
     Premier Shares                                         2,282,312,288      2,282,319,856       1.00
     Institutional Shares (Renamed Agency Shares)          17,352,444,267     17,352,408,266       1.00
     Reserve Shares                                            10,001,262         10,002,074       1.00
--------------------------------------------------------------------------------------------------------------
   POST REORGANIZATION FUND
   JPMorgan Prime Money Market Fund
     Morgan Shares                                         10,478,091,501     10,477,967,443       1.00
     B Shares                                                  17,510,823         17,501,942       1.00
     C Shares                                                     303,012            303,021       1.00
     Premier Shares                                         3,276,274,784      3,276,202,999       1.00
     Agency Shares                                         17,380,057,522     17,380,022,138       1.00
     Institutional Shares                                  19,841,552,945     19,841,087,447       1.00
     Reserve Shares                                           131,017,449        131,011,355       1.00
     Cash Management Shares                                   139,284,658        139,282,898       1.00
     Select Shares                                          2,959,208,807      2,959,282,813       1.00
--------------------------------------------------------------------------------------------------------------


                               JPMORGAN TAX FREE MONEY MARKET FUND REORGANIZATION
                               --------------------------------------------------
                                                    BENEFICIAL                                           NET ASSET
                                                    INTEREST        SHARES                               VALUE PER
                                                    OUTSTANDING     OUTSTANDING        NET ASSETS        SHARE
---------------------------------------------------------------------------------------------------------------------
   TARGET FUNDS
   J.P. Morgan Tax Exempt Money Market Fund        1,989,831,806              --     $1,989,763,693      $1.00
   J.P. Morgan Institutional Tax Exempt Money
   Market Fund                                     1,606,636,301              --      1,606,663,631       1.00
   J.P. Morgan Institutional Service Tax Exempt
   Money Market Fund                                  62,223,947              --         62,226,733       1.00
---------------------------------------------------------------------------------------------------------------------
   ACQUIRING FUND
   JPMorgan Tax Free Money Market Fund
     Vista Shares (Renamed Morgan Shares)                            859,836,498        859,225,077       1.00
     Premier Shares                                                  119,034,150        119,019,395       1.00
     Institutional Shares (Renamed Agency Shares)                    887,548,019        887,450,479       1.00
     Reserve Shares*                                                       1,235              1,235       1.00
---------------------------------------------------------------------------------------------------------------------
   POST REORGANIZATION FUND
   JPMorgan Tax Free Money Market Fund
     Morgan Shares                                                   859,837,733        859,226,312       1.00
     Premier Shares                                                2,171,089,903      2,171,009,821       1.00
     Agency Shares                                                   887,548,019        887,450,479       1.00
     Institutional Shares                                          1,606,636,301      1,606,663,631       1.00
---------------------------------------------------------------------------------------------------------------------

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

On October 20, 2000, PRM acquired all the net assets of Chase Vista Cash Management Fund (CM) pursuant to a Reorganization Plan approved by CM shareholders on October 5, 2000. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CM received shares in PRM with a value equal to their holdings in CM. Holders of Vista Class Shares in CM received Vista Class Shares in PRM, holders of Premier Class Shares in CM received Premier Class Shares in PRM and holders of Institutional Class Shares in CM received Institutional Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                               AFTER
                                           BEFORE REORGANIZATION          REORGANIZATION
                                    ---------------------------------     ---------------
                                          CM                PRM                 PRM
                                    --------------     --------------     ---------------
Vista Shares
    Shares                           6,780,303,378      2,020,776,873       8,801,080,251
    Net Assets                      $6,779,513,682     $2,017,127,824     $ 8,796,641,506
    Net Asset Value                          $1.00              $1.00               $1.00
Premier Shares
    Shares                             383,299,637      1,852,607,948       2,235,907,585
    Net Assets                      $  383,301,511     $1,852,650,154     $ 2,235,951,665
    Net Asset Value                          $1.00              $1.00               $1.00
Institutional Shares
    Shares                           3,333,130,912      9,511,943,317      12,845,074,229
    Net Assets                      $3,332,909,551     $9,515,447,112     $12,848,356,663
    Net Asset Value                          $1.00              $1.00               $1.00
Reserve Shares
    Shares                                                      1,211               1,211
    Net Assets                                         $        1,211     $         1,211
    Net Asset Value                                             $1.00               $1.00
B Shares
    Shares                                                 20,765,128          20,765,128
    Net Assets                                         $   20,763,172     $    20,763,172
    Net Asset Value                                             $1.00               $1.00
C Shares
    Shares                                                    139,800             139,800
    Net Assets                                         $      139,808     $       139,808
    Net Asset Value                                             $1.00               $1.00

On February 16, 2001, PRM acquired all the net assets of Chase Money Market Fund
(CMMF) pursuant to a Reorganization Plan approved by CMMF shareholders on January 26, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, each shareholder of CMMF received shares in PRM with a value equal to their holdings in CMMF. Holders of Investor Class Shares in CMMF received Vista Class Shares in PRM, holders of Premier Class Shares in CMMF received Premier Class Shares in PRM.

The following is a summary of shares outstanding, net assets and net asset values per share immediately before and after the reorganization:

                                                                               AFTER
                                          BEFORE REORGANIZATION           REORGANIZATION
                                         CMMF               PRM                 PRM
                                    --------------    ---------------     ---------------
Vista Shares
    Shares                                             10,186,612,136      10,192,134,877
    Net Assets                                        $10,182,180,207     $10,187,704,072
    Net Asset Value                                             $1.00               $1.00
   Premier Shares
    Shares                                              2,041,521,265       2,148,011,818
    Net Assets                                        $ 2,041,548,458     $ 2,148,063,620
    Net Asset Value                                             $1.00               $1.00
Institutional Shares
    Shares                                             18,927,279,631      18,927,279,631
    Net Assets                                        $18,930,648,847     $18,930,648,847
    Net Asset Value                                             $1.00               $1.00
Reserve Shares
    Shares                                                      1,232               1,232
    Net Assets                                        $         1,231     $         1,231
    Net Asset Value                                             $1.00               $1.00
B Shares
    Shares                                                 11,626,267          11,626,267
    Net Assets                                        $    11,624,360     $    11,624,360
    Net Asset Value                                             $1.00               $1.00
C Shares
    Shares                                                    186,694             186,694
    Net Assets                                        $       186,703     $       186,703
    Net Asset Value                                             $1.00               $1.00
Investor Shares
    Shares                               5,522,741
    Net Assets                        $  5,523,865
    Net Asset Value                          $1.00
Premier Shares
    Shares                             106,490,553
    Net Assets                        $106,515,162
    Net Asset Value                          $1.00

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- It is each Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. As of February 28, 2002, TP invested 12.2% of its net assets in a repurchase agreement with one issuer. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

D. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net income, including net realized gain on investments. In addition, each Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Funds. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services and facilities to each Fund at a fee accrued daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

Prior to September 10, 2001, the Administrator received a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets. Effective September 10, 2001, the Trustees approved a new combined Administration Agreement that eliminated the paying of sub-administration fees (of 0.05% of the average daily net assets of each Fund) directly by the Funds to BISYS Fund Services, L.P. ("BISYS").

In connection with the Administration Agreement, effective September 10, 2001, BISYS serves as the Funds' Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

   FUND                 MORGAN          PREMIER         AGENCY          CLASS B        CLASS C
------------------------------------------------------------------------------------------------
   USTS                  0.59            0.48            0.25             --             --
   USG                   0.59            0.45            0.26             --             --
   TP                    0.59            0.45            0.25             --             --
   FED                   0.70            0.45            0.26             --             --
   PRM                   0.59            0.45            0.26^          1.24           1.24
   TF                    0.59            0.45            0.26             --             --
   NYTF                  0.59              --              --             --             --
   CTF                   0.55              --              --             --             --

   FUND              INSTITUTIONAL   RESERVE     SELECT         CASH MANAGEMENT
-----------------------------------------------------------------------------------
   USTS                   0.20           --          --                   --
   USG                    0.20           --          --                   --
   TP                     0.20         0.70          --                   --
   FED                    0.20           --          --                   --
   PRM                    0.20         0.70        0.44                 0.97
   TF                     0.20           --          --                   --
   NYTF                     --         0.79          --                   --
   CTF                      --           --          --                   --

The contractual expense limitation agreements were in effect beginning September 10, 2001 and the respective expiration dates in connection with the limitation percentages in the tables above are as follows:

   FUND                  MORGAN         PREMIER          AGENCY        CLASS B        CLASS C
------------------------------------------------------------------------------------------------
   USTS                 12/31/02        12/31/02        12/31/02             --             --
   USG                  12/31/02        12/31/02        12/31/02             --             --
   TP                   12/31/02        12/31/04        12/31/02             --             --
   FED                  12/31/02        12/31/04        12/31/02             --             --
   PRM                  12/31/02        12/31/04        12/31/04       12/31/02       12/31/02
   TF                   12/31/02        12/31/04        12/31/02             --             --
   NYTF                 12/31/02              --              --             --             --
   CTF                  12/31/02              --              --             --             --

^ The limitation percentage increases to 0.30% from 0.26% effective January 1, 2003 and will expire on December 31, 2004.

   FUND              INSTITUTIONAL   RESERVE     SELECT         CASH MANAGEMENT
-----------------------------------------------------------------------------------
   USTS                 12/31/02           --          --             --
   USG                  12/31/02           --          --             --
   TP                   12/31/04     12/31/04          --             --
   FED                  12/31/04           --          --             --
   PRM                  12/31/04     12/31/04    12/31/04       12/31/04
   TF                   12/31/04           --          --             --
   NYTF                       --     12/31/02          --             --
   CTF                        --           --          --             --

The Administrator waived fees as outlined in Note 4.E. below.

C. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares.

The Trustees have adopted plans of distribution under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

   FUND               MORGAN    PREMIER   CLASS B    CLASS C   RESERVE    CASH MANAGEMENT
-------------------------------------------------------------------------------------------
   USTS                0.10         --        --        --         --                 --
   USG                 0.10       0.10        --        --         --                 --
   TP                  0.10         --        --        --       0.25                 --
   FED                 0.10         --        --        --         --                 --
   PRM                   --         --      0.75      0.75       0.25               0.50
   TF                  0.10         --        --        --         --                 --
   NYTF                0.10         --        --        --       0.30                 --
   CTF                 0.10         --        --        --         --                 --

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 4.E. below.

D. SHAREHOLDER AND FUND SERVICING FEES -- The Trust has adopted a shareholder servicing agreement, pursuant to which JPMCB acts as shareholder servicing agent for its customers who are Fund investors and for other Fund investors who are customers of a financial professional. For its services, the Shareholder Servicing Agent receives a fee. The fee is accrued daily and paid monthly at an annual rate equal to a percentage of the average daily net assets a shown in the table below (%):

                                                                                              CASH
 FUND      MORGAN   PREMIER   AGENCY   CLASS B   CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
--------------------------------------------------------------------------------------------------------
 USTS      0.35     0.25      0.10       --        --        0.10            --        --        --
 USG       0.35     0.25      0.10       --        --        0.10            --        --        --
 TP        0.35     0.25      0.10       --        --        0.10          0.25        --        --
 FED       0.35     0.25      0.10       --        --        0.10            --        --        --
 PRM       0.35     0.25      0.10     0.25      0.25        0.10          0.25      0.25      0.25
 TF        0.35     0.25      0.10       --        --        0.10            --        --        --
 NYTF      0.35       --        --       --        --          --          0.35        --        --
 CTF       0.35       --        --       --        --          --            --        --        --

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

JPMCB and certain of its affiliates are the only Shareholder Servicing Agents. The Shareholder Servicing Agents have waived fees as outlined in Note 4.E. below.

E. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 28, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                CONTRACTUAL WAIVERS
                 -------------------------------------------------
                                     SHAREHOLDER                      CONTRACTUAL
   FUND          ADMINISTRATION      SERVICING        DISTRIBUTION    REIMBURSEMENTS
--------------------------------------------------------------------------------------
   USTS          $  633              $    355         $1,637          $1
   USG            2,230                   381          1,333          --
   TP               866                   907             --          --
   FED              561                 1,565             --          --
   PRM            5,555                18,905             --          --
   TF             1,080                 1,500             --          --
   NYTF             531                     5            690          --
   CTF               30                   138             --          --

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

5. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the six months ended February 28, 2002 are as follows (amounts in thousands):

                          SHAREHOLDER
                          SERVICING             DISTRIBUTION        TRANSFER AGENT
----------------------------------------------------------------------------------------
   USTS
   Morgan                $ 7,440               $2,126              $  363
   Premier                   287                   --                  19
   Agency                    571                   --                  12
   Institutional              58                   --                   1
----------------------------------------------------------------------------------------
                         $ 8,356               $2,126              $  395
----------------------------------------------------------------------------------------
   USG
   Morgan                $ 7,179               $2,052              $  266
   Premier                 1,483                  593                  36
   Agency                  1,850                   --                  21
   Institutional             220                   --                  22
----------------------------------------------------------------------------------------
                         $10,732               $2,645              $  345
----------------------------------------------------------------------------------------
   TP
   Morgan                $ 2,175               $  621                 $68
   Premier                 1,043                   --                  38
   Agency                    596                   --                  23
   Institutional             227                   --                  15
   Reserve                   234                  234                  11
----------------------------------------------------------------------------------------
                         $ 4,275               $  855              $  155
----------------------------------------------------------------------------------------
   FED
   Morgan                $ 1,250               $  357              $  200
   Premier                 2,343                   --                  10
   Agency                    543                   --                  11
   Institutional           1,324                   --                  13
----------------------------------------------------------------------------------------
                         $ 5,460               $  357              $  234
----------------------------------------------------------------------------------------
   PRM
   Morgan                $17,630                  $--              $2,040
   Premier                 6,455                   --                  16
   Agency                  9,551                   --                  50
   B Shares                   18                   54                   3
   C Shares                    1                    2                  --
   Institutional          15,004                   --                  65
   Reserve                   205                  205                  13
   Select                  1,393                   --                  16
   Cash Management           161                  323                  17
----------------------------------------------------------------------------------------
                         $50,418               $  584              $2,220
----------------------------------------------------------------------------------------

                          SHAREHOLDER
                          SERVICING            DISTRIBUTION          TRANSFER AGENT
----------------------------------------------------------------------------------------
   TF
   Morgan                 $1,520               $  434                $ 70
   Premier                 3,137                   --                  59
   Agency                    433                   --                  14
   Institutional           1,038                   --                  33
----------------------------------------------------------------------------------------
                          $6,128               $  434                $176
----------------------------------------------------------------------------------------
   NYTF
   Morgan                 $4,005               $1,144                $181
   Reserve                     5                    4                   8
----------------------------------------------------------------------------------------
                          $4,010               $1,148                $189
----------------------------------------------------------------------------------------
   CTF
   Morgan                 $  221               $   63                $ 23
----------------------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the six months ended February 28, 2002 are as follows (amounts in thousands):

                                                  NET
                                            INVESTMENT INCOME         REALIZED GAIN
---------------------------------------------------------------------------------------
   USTS
   Morgan                                        $ 38,590                 $  773
   Premier                                          2,085                     37
   Agency                                          12,324                    211
   Institutional                                    1,048                      9
---------------------------------------------------------------------------------------
                                                 $ 54,047                 $1,030
---------------------------------------------------------------------------------------
   USG
   Morgan                                        $ 40,795                 $   34
   Premier                                         12,575                     10
   Agency                                          42,546                     32
   Institutional                                    4,676                     --
---------------------------------------------------------------------------------------
                                                 $100,592                 $   76
---------------------------------------------------------------------------------------
   TP
   Morgan                                        $ 11,852                 $   --
   Premier                                          8,334                     --
   Agency                                          13,135                     --
   Institutional                                    4,834                     --
   Reserve                                          1,546                     --
---------------------------------------------------------------------------------------
                                                 $ 39,701                 $   --
---------------------------------------------------------------------------------------
   FED
   Morgan                                        $  6,469                 $   48
   Premier                                         18,834                    119
   Agency                                          12,444                     68
   Institutional                                   29,510                    152
---------------------------------------------------------------------------------------
                                                 $ 67,257                 $  387
---------------------------------------------------------------------------------------
   PRM
   Morgan                                        $102,875                 $    7
   Premier                                         54,809                      3
   Agency                                         226,914                     14
   Class B                                            106                     --
   Class C                                              4                     --
   Institutional                                  345,782                     10
   Reserve                                          1,466                     --
   Select                                          11,974                      1
   Cash Management                                  1,029                     --
---------------------------------------------------------------------------------------
                                                 $744,959                 $   35
---------------------------------------------------------------------------------------

                                                    NET
                                             INVESTMENT INCOME          REALIZED GAIN
-----------------------------------------------------------------------------------------
   TF
   Morgan                                         $ 6,029                    $--
   Premier                                         18,588                     --
   Agency                                           7,322                     --
   Institutional                                   17,662                     --
-----------------------------------------------------------------------------------------
                                                  $49,601                    $--
-----------------------------------------------------------------------------------------
   NYTF
   Morgan                                         $15,229                    $--
   Reserve                                             12                     --
-----------------------------------------------------------------------------------------
                                                  $15,241                    $--
-----------------------------------------------------------------------------------------
   CTF
   Morgan                                         $   736                    $--
-----------------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK
As of February 28, 2002, PRM invested 20.7% of its total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

TF, NYTF and CTF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTF primarily investing in issuers in the State of New York, and CTF primarily investing in issuers in the State of California. As of February 28, 2002, TF invested 14.0% of its net assets in issuers in the State of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

8. CORPORATE EVENT
On November 10, 2001, Morgan Guaranty Trust Company of New York merged with and into The Chase Manhattan Bank to create the JPMorgan Chase Bank.

9. CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
                                                                 MORGAN SHARES ^           PREMIER SHARES
                                                          ---------------------------  ---------------------
                                                             AMOUNT          SHARES      AMOUNT      SHARES
--------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED FEBRUARY 28, 2002 *
--------------------------------------------------------------------------------------------------------------
 Shares sold                                              $  5,715,975     5,715,975   $ 314,321    314,321
 Shares issued in reinvestment of distributions                 24,335        24,335       1,040      1,040
 Shares redeemed                                            (5,614,931)   (5,614,931)    (96,509)   (96,509)
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $    125,379       125,379   $ 218,852    218,852
==============================================================================================================

                                                                      YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------
 Shares sold                                              $ 13,140,511    13,140,511   $ 325,092    325,092
 Shares issued in reinvestment of distributions                137,086       137,086       4,156      4,156
 Shares redeemed                                           (12,786,028)  (12,786,028)   (312,201)  (312,201)
--------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                  $    491,569       491,569   $  17,047     17,047
==============================================================================================================


------------------------------------------------------------------------------------------------------------
                                                               AGENCY SHARES @         INSTITUTIONAL SHARES
                                                          -------------------------   ---------------------
                                                           AMOUNT        SHARES        AMOUNT      SHARES
------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2002 *
------------------------------------------------------------------------------------------------------------
 Shares sold                                              $ 2,813,320    2,813,320    $ 589,691    589,691
 Shares issued in reinvestment of distributions                 7,434        7,434          599        599
 Shares redeemed                                           (2,874,665)  (2,874,665)    (294,148)  (294,148)
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding       $   (53,911)     (53,911)   $ 296,142    296,142
============================================================================================================

                                                                      YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------
 Shares sold                                              $ 7,842,454    7,842,454    $      --         --
 Shares issued in reinvestment of distributions                33,523       33,523           --         --
 Shares redeemed                                           (7,578,083)  (7,578,083)          --         --
------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                  $   297,894      297,894    $      --         --
============================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
  2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
                                                            MORGAN SHARES ^            PREMIER SHARES
                                                     --------------------------  -------------------------
                                                         AMOUNT       SHARES        AMOUNT        SHARES
-----------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED FEBRUARY 28, 2002 *
-----------------------------------------------------------------------------------------------------------
 Shares sold                                         $  8,266,018    8,266,018   $ 2,349,301    2,349,301
 Shares issued in reinvestment of distributions            17,183       17,183         7,859        7,859
 Shares redeemed                                       (8,731,132)  (8,731,132)   (2,496,929)  (2,496,929)
-----------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding  $   (447,931)    (447,931)  $  (139,769)    (139,769)
===========================================================================================================

                                                                  YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------
 Shares sold                                         $ 20,843,375   20,843,375   $ 6,623,555    6,623,555
 Shares issued in reinvestment of distributions            93,157       93,157        32,113       32,113
 Shares redeemed                                      (20,184,637) (20,184,637)   (6,538,491)  (6,538,491)
-----------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding             $    751,895      751,895   $   117,177      117,177
===========================================================================================================


------------------------------------------------------------------------------------------------------------
                                                           AGENCY SHARES @          INSTITUTIONAL SHARES
                                                     ---------------------------  -------------------------
                                                        AMOUNT         SHARES        AMOUNT        SHARES
------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED FEBRUARY 28, 2002 *
------------------------------------------------------------------------------------------------------------
 Shares sold                                         $ 13,322,132    13,322,132   $ 2,114,095    2,114,095
 Shares issued in reinvestment of distributions            24,621        24,621         3,462        3,462
 Shares redeemed                                      (13,779,126)  (13,779,126)   (1,800,995)  (1,800,995)
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding  $   (432,373)     (432,373)  $   316,562      316,562
============================================================================================================

                                                                  YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------
 Shares sold                                         $ 29,308,896    29,308,896   $        --           --
 Shares issued in reinvestment of distributions            81,549        81,549            --           --
 Shares redeemed                                      (28,260,175)  (28,260,175)           --           --
------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding             $  1,130,270     1,130,270   $        --           --
============================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                           MORGAN SHARES ^             PREMIER SHARES
                                                                   ----------------------------  -------------------------
                                                                      AMOUNT         SHARES        AMOUNT        SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED FEBRUARY 28, 2002 *
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $   4,075,943     4,075,943   $ 2,220,845    2,220,845
 Shares issued in connection with Fund Reorganization (Note 2)                --            --       507,445      507,600
 Shares issued in reinvestment of distributions                            5,747         5,747         1,349        1,349
 Shares redeemed                                                      (4,446,308)   (4,446,308)   (2,082,496)  (2,082,496)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $    (364,618)     (364,618)  $   647,143      647,298
===========================================================================================================================

                                                                                   YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $  10,396,218    10,396,218   $ 3,622,450    3,622,450
 Shares issued in reinvestment of distributions                           43,920        43,920         5,895        5,895
 Shares redeemed                                                     (10,239,944)  (10,239,944)   (3,530,256)  (3,530,256)
---------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $     200,194       200,194   $    98,089       98,089
===========================================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                        AGENCY SHARES @         INSTITUTIONAL SHARES
                                                                   -------------------------  -------------------------
                                                                      AMOUNT       SHARES        AMOUNT        SHARES
------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED FEBRUARY 28, 2002 *
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $ 6,115,823    6,115,823   $ 2,796,128    2,796,128
 Shares issued in connection with Fund Reorganization (Note 2)              --           --       310,665      310,752
 Shares issued in reinvestment of distributions                          8,832        8,832         2,999        2,999
 Shares redeemed                                                    (5,858,577)  (5,858,577)   (2,190,482)  (2,190,482)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $   266,078      266,078   $   919,310      919,397

                                                                                  YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $ 9,407,909    9,407,909   $        --           --
 Shares issued in reinvestment of distributions                         34,515       34,515            --           --
 Shares redeemed                                                    (9,402,324)  (9,402,324)           --           --
------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $    40,100       40,100   $        --           --
------------------------------------------------------------------------------------------------------------------------

                                                                        RESERVE SHARES
                                                                   -------------------------
                                                                     AMOUNT         SHARES
---------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED FEBRUARY 28, 2002 *
---------------------------------------------------------------------------------------------------
 Shares sold                                                       $   492,907      492,907
 Shares issued in connection with Fund Reorganization (Note 2)          94,097       94,137
 Shares issued in reinvestment of distributions                            586          586
 Shares redeemed                                                      (341,722)    (341,722)
---------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                           $   245,868      245,908
===================================================================================================

^ Formerly Vista Shares.
@ Formerly Institutional Shares.
* For Institutional and Reserve Shares, from commencement of operations on September 10, 2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

FEDERAL MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                         MORGAN SHARES ^                   PREMIER SHARES
                                                                   -------------------------          -----------------------
                                                                      AMOUNT        SHARES              AMOUNT       SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED FEBRUARY 28, 2002 *
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $   860,727       860,727         $ 3,900,303    3,900,303
 Shares issued in connection with Fund Reorganization (Note 2)           1,001         1,001           1,710,888    1,711,369
 Shares issued in reinvestment of distributions                          4,560         4,560               4,282        4,282
 Shares redeemed                                                      (871,343)     (871,343)         (4,094,081)  (4,094,081)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $    (5,055)       (5,055)        $ 1,521,392    1,521,873
=================================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $ 1,485,620     1,485,620         $   407,669      407,669
 Shares issued in reinvestment of distributions                         22,888        22,888              13,383       13,383
 Shares redeemed                                                    (1,426,792)   (1,426,792)           (424,807)    (424,807)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $    81,716       81,716          $    (3,755)      (3,755)
=================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------
                                                                       AGENCY SHARES  @                 INSTITUTIONAL SHARES
                                                                   ------------------------         -----------------------------
                                                                     AMOUNT        SHARES               AMOUNT        SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED FEBRUARY 28, 2002 *
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $ 1,119,180    1,119,180          $ 6,792,846    6,792,846
 Shares issued in connection with Fund Reorganization (Note 2)            --           --              2,447,079    2,447,081
 Shares issued in reinvestment of distributions                          4,292        4,292               18,029       18,029
 Shares redeemed                                                    (1,374,539)  (1,374,539)          (6,191,678)  (6,191,678)
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $  (251,067)    (251,067)         $ 3,066,276    3,066,278
=================================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                       $ 3,894,947    3,894,947          $        --           --
 Shares issued in reinvestment of distributions                         10,627       10,627                   --           --
 Shares redeemed                                                    (3,023,862)  (3,023,862)                  --           --
---------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                $   881,712      881,712          $        --           --

                                                                                 RESERVE SHARES
                                                                         ---------------------------
                                                                               AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED FEBRUARY 28, 2002
-----------------------------------------------------------------------------------------------------------
Shares sold                                                                   $    --           --
Shares issued in reinvestment of distributions                                     --           --
Shares transferred in connection with Fund Reorganization (Note 2)             (1,001)      (1,001)
-----------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                       $(1,001)      (1,001)
===========================================================================================================

                                                                          YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------
Shares sold                                                                   $ 1,000        1,000
Shares issued in reinvestment of distributions                                     --           --
Shares redeemed                                                                    --           --
-----------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                       $ 1,000        1,000
===========================================================================================================

^  Formerly Vista Shares.
@  Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                       MORGAN SHARES ^              PREMIER SHARES
                                                                --------------------------   ---------------------------
                                                                    AMOUNT        SHARES        AMOUNT         SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                                            SIX MONTHS ENDED FEBRUARY 28, 2002
-------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 17,608,834    17,608,834   $ 22,251,579    22,251,579
 Shares issued in connection with Fund Reorganization (Note 2)          --            --          993,883       993,962
 Shares issued in reinvestment of distributions                       72,943        72,943         11,217        11,217
 Shares redeemed                                                 (18,529,451)  (18,529,451)   (19,794,655)  (19,794,655)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding             $   (847,674)     (847,674)  $  3,462,024     3,462,103
=========================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 38,599,182    38,599,182   $ 18,866,671    18,866,646
 Shares issued in connection with the acquisition of
 Chase Vista Cash Management Fund (Note 2)                         6,779,514     6,780,303        383,301       383,300
 Shares issued in connection with the acquisition of
 Chase Money Market Fund (Note 2)                                      5,523         5,523        106,515       106,491
 Shares issued in reinvestment of distributions                      343,167       343,167         61,365        61,365
 Shares redeemed                                                 (36,840,350)  (36,840,350)   (19,105,080)  (19,105,080)
-------------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                        $  8,887,036     8,887,825   $    312,772       312,722
=========================================================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                      AGENCY SHARES @               B SHARES
                                                                ---------------------------   ----------------------
                                                                  AMOUNT           SHARES      AMOUNT      SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                         SIX MONTHS ENDED FEBRUARY 28, 2002
--------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  69,391,112     69,391,164   $  26,454     26,454
 Shares issued in connection with Fund Reorganization (Note 2)        27,614         27,613        --         --
 Shares issued in reinvestment of distributions                      136,000        136,000          83         83
 Shares redeemed                                                 (69,873,310)   (69,873,348)    (29,078)   (29,078)
--------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding            $    (318,584)      (318,571)  $  (2,541)    (2,541)
====================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $ 124,034,431    124,034,434   $ 101,869    101,869
 Shares issued in connection with the acquisition of
 Chase Vista Cash Management Fund (Note 2)                         3,332,910      3,333,131        --         --
 Shares issued in connection with the acquisition of
 Chase Money Market Fund (Note 2)                                       --             --          --         --
 Shares issued in reinvestment of distributions                      606,782        606,782         524        524
 Shares redeemed                                                (120,666,278)  (120,666,278)    (95,588)   (95,588)
--------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                       $   7,307,845      7,308,069   $   6,805      6,805
====================================================================================================================

^ Formerly Vista Shares.

Capital share transactions were as follows for the periods presented (amounts in thousands):

PRIME MONEY MARKET FUND (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                      C SHARES          INSTITUTIONAL SHARES
                                                                 -----------------  -----------------------------
                                                                  AMOUNT   SHARES      AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED FEBRUARY 28, 2002 *
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $   809      809    $ 213,965,024    213,965,024
 Shares issued in connection with Fund Reorganization (Note 2)       --       --       19,841,087     19,841,553
 Shares issued in reinvestment of distributions                       3        3          137,895        137,895
 Shares redeemed                                                   (717)    (717)    (203,618,464)  (203,618,464)
-----------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                        $    95       95    $  30,325,542     30,326,008
=================================================================================================================

                                                                          YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 1,351    1,351    $          --             --
 Shares issued in reinvestment of distributions                       8        8               --             --
 Shares redeemed                                                 (1,100)  (1,100)              --             --
-----------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                        $   259      259    $          --             --
=================================================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                   RESERVE SHARES           SELECT SHARES
                                                                --------------------    ----------------------
                                                                 AMOUNT      SHARES      AMOUNT        SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                      SIX MONTHS ENDED FEBRUARY 28, 2002 *
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $ 374,601    374,601   $ 3,612,215    3,612,215
 Shares issued in connection with Fund Reorganization (Note 2)   121,009    121,016     2,959,283    2,959,209
 Shares issued in reinvestment of distributions                      530        530        11,282       11,282
 Shares redeemed                                                (277,723)  (277,723)   (5,494,294)  (5,494,294)
-----------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                       $ 218,417    218,424   $ 1,088,486    1,088,412
=================================================================================================================

                                                                          YEAR ENDED AUGUST 31, 2001
-----------------------------------------------------------------------------------------------------------------
 Shares sold                                                   $  18,251     18,251   $       --            --
 Shares issued in reinvestment of distributions                     --         --             --            --
 Shares redeemed                                                  (8,251)    (8,251)          --            --
-----------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                       $  10,000     10,000   $       --            --
=================================================================================================================

                                                                     CASH MANAGEMENT SHARES
                                                                    ------------------------
                                                                       AMOUNT       SHARES
-----------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED FEBRUARY 28, 2002 *
-----------------------------------------------------------------------------------------------------
 Shares sold                                                         $ 423,903     423,903
 Shares issued in connection with Fund Reorganization (Note 2)         139,283     139,285
 Shares issued in reinvestment of distributions                            906         906
 Shares redeemed                                                      (429,433)   (429,433)
-----------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                             $ 134,659     134,661
=====================================================================================================

@  Formerly Institutional Shares.
* For Institutional Shares, Select Shares and Cash Management Shares, from commencement of operations on September 10, 2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

TAX FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                       MORGAN SHARES ^           PREMIER SHARES
                                                                -------------------------   -------------------------
                                                                    AMOUNT      SHARES        AMOUNT        SHARES
-----------------------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED FEBRUARY 28, 2002 *
----------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 1,170,414    1,170,414   $ 6,253,473    6,253,473
 Shares issued in connection with Fund Reorganization (Note 2)            1            1     2,051,990    2,052,056
 Shares issued in reinvestment of distributions                       2,936        2,936         3,361        3,361
 Shares redeemed                                                 (1,223,404)  (1,223,404)   (5,523,823)  (5,523,823)
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding             $   (50,053)     (50,053)  $ 2,785,001    2,785,067
======================================================================================================================

                                                                               YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 2,801,668    2,801,668   $   313,800      313,800
 Shares issued in reinvestment of distributions                      13,108       13,108         1,933        1,933
 Shares redeemed                                                 (2,802,028)  (2,802,028)     (320,151)    (320,151)
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding             $    12,748       12,748   $    (4,418)      (4,418)
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------

                                                                     AGENCY SHARES @         INSTITUTIONAL SHARES
                                                                ------------------------   ------------------------
                                                                   AMOUNT      SHARES         AMOUNT        SHARES
----------------------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED FEBRUARY 28, 2002 *
----------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 1,977,055    1,977,055   $ 7,267,064    7,267,064
 Shares issued in connection with Fund Reorganization (Note 2)         --           --       1,606,663    1,606,636
 Shares issued in reinvestment of distributions                       3,675        3,675         9,343        9,343
 Shares redeemed                                                 (1,994,706)  (1,994,706)   (6,205,458)  (6,205,458)
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding             $   (13,976)     (13,976)  $ 2,677,612    2,677,585
======================================================================================================================

                                                                             YEAR ENDED AUGUST 31, 2001
----------------------------------------------------------------------------------------------------------------------
 Shares sold                                                    $ 5,008,019    5,008,023   $        --           --
 Shares issued in reinvestment of distributions                      15,717       15,717            --           --
 Shares redeemed                                                 (4,743,008)  (4,743,008)           --           --
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding             $   280,728      280,732   $        --           --
======================================================================================================================

                                                                                  RESERVE SHARES
                                                                              -----------------------
                                                                               AMOUNT         SHARES
--------------------------------------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED FEBRUARY 28, 2002
--------------------------------------------------------------------------------------------------------------
 Shares sold                                                                  $   --             --
 Shares issued in reinvestment of distributions                                   --             --
 Shares transferred in connection with Fund Reorganization (Note 2)               (1)            (1)
--------------------------------------------------------------------------------------------------------------
 Net decrease in Fund shares outstanding                                      $   (1)            (1)
==============================================================================================================

                                                                            YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------------------------------------

 Shares sold                                                                  $   --             --
 Shares issued in reinvestment of distributions                                   --             --
 Shares redeemed                                                                  --             --
--------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding                           $   --             --
==============================================================================================================

^  Formerly Vista Shares.
@  Formerly Institutional Shares.
* For Institutional Shares, from commencement of operations on September 10,
2001.

Capital share transactions were as follows for the periods presented (amounts in thousands):

NEW YORK TAX FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
                                                                MORGAN SHARES ^          RESERVE SHARES
                                                            -----------------------    ------------------
                                                              AMOUNT       SHARES       AMOUNT    SHARES
------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED FEBRUARY 28, 2002
------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $ 1,827,482   1,827,482     $ 6,828    6,828
 Shares issued in reinvestment of distributions                 10,036      10,036          --       --
 Shares redeemed                                            (1,905,776) (1,905,776)     (1,000)  (1,000)
------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in Fund shares outstanding        $   (68,258)    (68,258)    $ 5,828    5,828
==================================================================================================================

                                                                        YEAR ENDED AUGUST 31, 2001
------------------------------------------------------------------------------------------------------------------
 Shares sold                                               $ 4,128,849   4,128,849     $    --       --
 Shares issued in reinvestment of distributions                 44,695      44,695          --       --
 Shares redeemed                                            (3,565,984) (3,565,984)         --       --
------------------------------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                     $ 607,560     607,560     $    --       --
==================================================================================================================

^  Formerly Vista Shares.

Capital share transactions were as follows for the periods presented (amounts in thousands):

CALIFORNIA TAX FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------
                                                                  MORGAN SHARES ^
                                                              -----------------------
                                                               AMOUNT       SHARES
---------------------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED FEBRUARY 28, 2002
---------------------------------------------------------------------------------------------
 Shares sold                                                 $ 205,564     205,564
 Shares issued in reinvestment of distributions                    256         256
 Shares redeemed                                              (131,677)   (131,677)
---------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                     $  74,143      74,143
=============================================================================================

                                                           YEAR ENDED AUGUST 31, 2001
---------------------------------------------------------------------------------------------
 Shares sold                                                 $ 262,625     262,625
 Shares issued in reinvestment of distributions                    919         919
 Shares redeemed                                              (258,305)   (258,305)
---------------------------------------------------------------------------------------------
 Net increase in Fund shares outstanding                     $   5,239       5,239
=============================================================================================

^  Formerly Vista Shares.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS (UNAUDITED)


                                                                100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                   ------------------------------------------------------------------------------------------------
                                                      MORGAN SHARES^                                            PREMIER SHARES
                                   ----------------------------------------------   -----------------------------------------------
                                    9/1/01         YEAR ENDED AUGUST 31,            9/1/01              YEAR ENDED AUGUST 31,
                                   THROUGH   ------------------------------------   THROUGH  --------------------------------------
                                   2/28/02   2001    2000    1999    1998    1997   2/28/02   2001    2000    1999    1998    1997
                                   -------  ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------
Per share operating
  performance:
Net asset value, beginning
  of period                        $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                   -------  ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------
Income from investment
operations:
  Net investment income              0.01     0.05    0.05     0.04    0.05    0.05    0.01    0.05    0.05    0.04   0.05     0.05
   Less dividends from net
     investment income               0.01     0.05    0.05     0.04    0.05    0.05    0.01    0.05    0.05    0.04   0.05     0.05
                                   ------   -------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net asset value, end of period     $ 1.00   $ 1.00   $1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                   ======   =======  ======  ======  ======  ======   =====  ======  ======  ======  ======  ======
Total return                         0.93%    4.75%   5.02%    4.31%   4.92%   4.87%   0.99%   4.84%   5.12%   4.40%   5.00%   4.91%

Ratios/supplemental data:
  Net assets, end of period
    (millions)                     $4,152    $4,027  $3,535  $3,312  $3,051  $2,376   $ 352  $  133  $  116  $   24  $   22   $   6
Ratios to average net assets: #
  Expenses                           0.59%     0.59%   0.59%   0.59%   0.59%   0.59%   0.48%   0.48%   0.49%   0.50%   0.51%   0.55%
  Net investment income              1.81%     4.59%   4.92%   4.15%   4.78%   4.74%   1.81%   4.70%   5.02%   4.22%   4.99%   4.80%
  Expenses without waivers,
   reimbursements and earnings
   credits                           0.69%     0.71%   0.71%   0.71%   0.71%   0.71%   0.50%   0.52%   0.53%   0.56%   0.78%   0.80%
  Net investment income without
   waivers, reimbursements and
   earnings credits                  1.71%     4.47%   4.80%   4.03%   4.66%   4.62%   1.79%   4.66%   4.98%   4.16%   4.72%   4.55%
------------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  #  Short periods have been annualized.

                             See notes to financial statements.

                                                                       100% U.S. TREASURY SECURITIES
                                                                              MONEY MARKET FUND
                                                    ----------------------------------------------------------------
                                                                                                      INSTITUTIONAL
                                                                   AGENCY SHARES@                         SHARES
                                                    ------------------------------------------------  -------------
                                                    9/1/01               YEAR ENDED AUGUST 31,            9/10/01*
                                                    through  ----------------------------------------     through
                                                    2/28/02    2001    2000    1999    1998    1997       2/28/02
                                                    -------  -------  ------  ------  ------  ------  -------------
Per share operating performance:
Net asset value, beginning of period                $ 1.00   $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00      $ 1.00
                                                    ------   -------  ------  ------  ------  ------      ------
Income from investment operations:
  Net investment income                               0.01      0.05    0.05    0.05    0.05    0.05        0.01
   Less dividends from net investment income          0.01      0.05    0.05    0.05    0.05    0.05        0.01
                                                    ------   -------  ------  ------  ------  ------      ------

Net asset value, end of period                      $ 1.00   $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00      $ 1.00
                                                    ======   =======  ======  ======  ======  ======      ======
Total return                                          1.10%     5.11%   5.38%  4.67%    5.30%   5.20%       1.03%
Ratios/supplemental data:
  Net assets, end of period (millions)              $1,116   $ 1,170  $  872  $ 895   $1,796  $   81      $  296
Ratios to average net assets: #
  Expenses                                            0.25%     0.25%   0.25%  0.24%    0.21%   0.27%       0.20%
  Net investment income                               2.16%     4.93%   5.26%  4.51%    5.13%   5.06%       1.80%
  Expenses without waivers, reimbursements and
    earnings credits                                  0.33%     0.35%   0.34%  0.32%    0.25%   0.27%       0.32%
  Net investment income without waivers,
    reimbursements and earnings credits               2.08%     4.83%   5.17%  4.43%    5.09%   5.06%       1.68%
-------------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.

                                See notes to financial statements.

                                                                   U.S. GOVERNMENT MONEY MARKET FUND
                                   ------------------------------------------------------------------------------------------------
                                                       Morgan Shares^                              Premier Shares
                                   -----------------------------------------------  -----------------------------------------------
                                   9/1/01         YEAR ENDED AUGUST 31,             9/1/01          YEAR ENDED AUGUST 31,
                                   THROUGH  --------------------------------------  THROUGH  --------------------------------------
                                   2/28/02    2001   2000    1999    1998    1997   2/28/02   2001    2000    1999    1998    1997
                                   -------  ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------
Per share operating
  performance:
Net asset value, beginning of
  period                           $ 1.00   $  1.00  $ 1.00  $ 1.00 $  1.00 $  1.00 $ 1.00   $ 1.00  $  1.00 $ 1.00  $  1.00 $ 1.00
                                   ------   -------  ------ ------- ------- ------- -------  ------  ------- ------  ------- ------
Income from investment
  operations:
  Net investment income              0.01      0.05    0.05    0.04    0.05    0.05   0.01     0.05     0.05   0.05     0.05   0.05
   Less dividends from
   net investment income             0.01      0.05    0.05    0.04    0.05    0.05   0.01     0.05     0.05   0.05     0.05   0.05
                                   ------   -------  ------ ------- ------- ------- -------  ------  ------- ------  ------- ------
Net asset value, end of period     $ 1.00   $  1.00  $ 1.00  $ 1.00 $  1.00 $  1.00 $ 1.00   $ 1.00  $  1.00 $ 1.00  $  1.00 $ 1.00
                                   ======   =======  ====== ======= ======= ======= =======  ======  ======= ======  ======= ======
Total return                         0.99%     4.93%   5.48%   4.55%   5.14%   5.04%  1.06%    5.08%    5.62%  4.70%    5.25%  5.08%
Ratios/supplemental data:
  Net assets, end of period
    (millions)                     $3,702    $4,150  $3,398  $3,538  $3,033  $2,139 $1,111   $1,251  $ 1,134 $  922  $ 1,084 $  837
Ratios to average net assets: #
  Expenses                           0.59%     0.59%   0.59%   0.59%   0.59%   0.59%  0.45%    0.45%    0.45%  0.45%    0.48%  0.55%
  Net investment income              1.99%     4.80%   5.35%   4.46%   5.01%   4.93%  2.12%    4.95%    5.50%  4.60%    5.12%  4.97%
  Expenses without waivers,
   reimbursements and earnings
   credits                           0.68%     0.69%   0.69%   0.69%   0.70%   0.72%  0.57%    0.59%    0.58%  0.58%    0.60%  0.60%
  Net investment income without
    waivers, reimbursements
    and earnings credits             1.90%     4.70%   5.25%   4.36%   4.90%   4.80%  2.00%    4.81%    5.37%  4.47%    5.00%  4.92%
------------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  #  Short periods have been annualized.


                                See notes to financial statements.

                                                              U.S. GOVERNMENT MONEY MARKET FUND
                                                   ----------------------------------------------------------------
                                                                                                      INSTITUTIONAL
                                                                     AGENCY SHARES@                      SHARES
                                                    ------------------------------------------------  -------------
                                                    9/1/01               YEAR ENDED AUGUST 31,           9/10/01*
                                                    THROUGH  ---------------------------------------     THROUGH
                                                    2/28/02    2001    2000    1999    1998    1997      2/28/02
                                                    -------  -------  ------  ------  ------  ------  -------------

Per share operating performance:
Net asset value, beginning of period                $  1.00  $  1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $  1.00
                                                    -------  -------  ------  ------- ------  ------  -------------
Income from investment operations:
  Net investment income                                0.01     0.05    0.06     0.05   0.05    0.05        0.01
   Less dividends from net investment income           0.01     0.05    0.06     0.05   0.05    0.05        0.01
                                                    -------  -------  ------  ------- ------  ------  -------------
Net asset value, end of period                      $  1.00  $  1.00  $ 1.00  $  1.00 $ 1.00  $ 1.00     $  1.00
                                                    =======  =======  ======  ======= ======  ======  =============
Total return                                           1.16%    5.28%   5.83%    4.92%  5.51%   5.40%       1.10%
Ratios/supplemental data:
  Net assets, end of period (millions)              $ 3,336  $ 3,769  $2,639  $ 2,913 $2,797  $2,955     $   317
Ratios to average net assets: #
  Expenses                                             0.26%    0.26%   0.26%    0.25%  0.24%   0.24%       0.20%
  Net investment income                                2.30%    5.09%   5.66%    4.80%  5.36%   5.29%       2.13%
  Expenses without waivers,
   reimbursements and earnings credits                 0.32%    0.33%   0.33%    0.31%  0.24%   0.24%       0.33%
  Net investment income without waivers,
   reimbursements and earnings credits                 2.24%    5.02%   5.59%    4.74%  5.36%   5.29%       2.00%
--------------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.

                                    See notes to financial statements.

                                                               TREASURY PLUS MONEY MARKET FUND
                                  -------------------------------------------------------------------------------------------------
                                                    MORGAN SHARES^                               PREMIER SHARES
                                   -----------------------------------------------  -----------------------------------------------
                                   9/1/01              YEAR ENDED AUGUST 31,        9/1/01           YEAR ENDED AUGUST 31,
                                   THROUGH  --------------------------------------  THROUGH  --------------------------------------
                                   2/28/02   2001    2000    1999    1998    1997   2/28/02   2001    2000    1999    1998    1997
                                   -------  ------  ------  ------  ------  ------  -------  ------  ------  ------  ------  ------

Per share operating performance:
Net asset value, beginning of
  period                           $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                   ------   ------  ------  ------  ------  ------  ------   ------  ------  ------  ------  ------
Income from investment
  operations:
  Net investment income              0.01     0.05    0.05    0.04    0.05    0.05    0.01     0.05    0.05    0.04    0.05    0.05
    Less dividends from net
     Investment income               0.01     0.05    0.05    0.04    0.05    0.05    0.01     0.05    0.05    0.04    0.05    0.05
                                   ------   ------  ------  ------  ------  ------  ------   ------  ------  ------  ------  ------

Net asset value, end of period     $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00   $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                                   ======   ======  ======  ======  ======  ======  ======   ======  ======  ======  ======  ======
Total return                         0.94%    4.77%   5.29%   4.39%   5.05%   4.89%   1.01%    4.91%   5.44%   4.54%   5.18%   4.98%
Ratios/supplemental data:
  Net assets, end of period
    (millions)                     $1,203   $1,567  $1,367  $1,734  $1,316  $1,606   $ 973    $ 326  $ 228   $  476   $ 155   $ 131
Ratios to average net assets: #
  Expenses                           0.59%    0.59%   0.59%   0.59%   0.59%   0.59%   0.45%    0.45%  0.45%    0.45%   0.46%   0.51%
  Net investment income              1.92%    4.70%   5.14%   4.27%   4.92%   4.79%   2.00%    4.84%  5.28%    4.42%   5.06%   4.88%
  Expenses without waivers,
   reimbursements and earnings
   credits                           0.70%    0.72%   0.71%   0.69%   0.70%   0.70%   0.50%    0.52%  0.51%    0.50%   0.50%   0.53%
  Net investment income without
   waivers,reimbursements and
   earnings credits                  1.81%    4.57%   5.02%   4.17%   4.81%   4.68%   1.95%    4.77%  5.22%    4.37%   5.02%   4.86%
------------------------------------------------------------------------------------------------------------------------------------

  ^  Formerly Vista Shares.
  #  Short periods have been annualized.

                                    See notes to financial statements.


                                                                       TREASURY PLUS MONEY MARKET FUND
                                              -----------------------------------------------------------------------------------
                                                                                                          INSTITUTIONAL  RESERVE
                                                                AGENCY SHARES@                                SHARES     SHARES
                                              ----------------------------------------------------------  ------------- ---------
                                               9/1/01                   YEAR ENDED AUGUST 31,                 9/10/01*   9/10/01*
                                              THROUGH      ---------------------------------------------      THROUGH    THROUGH
                                              2/28/02       2001      2000      1999      1998      1997      2/28/02    2/28/02
                                              -------      ------    ------    ------    ------    ------ ------------- ---------
Per share operating performance:
Net asset value, beginning of period           $ 1.00       $1.00     $1.00     $1.00     $1.00     $1.00      $1.00      $1.00
                                              -------      ------    ------    ------    ------    ------      -----      -----
Income from investment operations:
  Net investment income                          0.01        0.05      0.06      0.05      0.05      0.05       0.01        0.01
   Less dividends from net investment income     0.01        0.05      0.06      0.05      0.05      0.05       0.01        0.01
                                              -------      ------    ------    ------    ------    ------      -----      -----
Net asset value, end of period                 $ 1.00       $1.00     $1.00     $1.00     $1.00     $1.00      $1.00       $1.00
                                              =======      ======    ======    ======    ======    ======      =====      ======
Total return                                     1.11%       5.12%     5.65%     4.75%     5.44%     5.24%      1.06%       0.82%
Ratios/supplemental data:
  Net assets, end of period (millions)         $1,210       $ 944     $ 904     $ 980     $ 876     $ 292      $ 919       $ 246
Ratios to average net assets: #
  Expenses                                       0.25%       0.25%     0.25%     0.24%     0.21%     0.26%      0.20%       0.70%
  Net investment income                          2.21%       5.04%     5.48%     4.61%     5.29%     5.16%      2.13%       1.66%
  Expenses without waivers, reimbursements
    and earnings credits                         0.34%       0.36%     0.36%     0.31%     0.25%     0.26%      0.35%       0.75%
  Net investment income without waivers,
    reimbursements and earnings credits          2.12%       4.93%     5.37%     4.54%     5.25%     5.16%      1.98%       1.61%
---------------------------------------------------------------------------------------------------------------------------------

  @  Formerly Institutional Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.

                                    See notes to financial statements.


                                                        FEDERAL MONEY MARKET FUND
                                         -------------------------------------------------------
                                                               MORGAN SHARES^
                                         -------------------------------------------------------
                                         9/1/01              YEAR ENDED AUGUST 31,
                                         THROUGH  ----------------------------------------------
                                         2/28/02    2001     2000     1999      1998      1997
                                         -------  -------   -------  -------  --------  --------
Per share operating performance:
Net asset value, beginning of period      $1.00    $1.00     $1.00    $1.00     $1.00     $1.00
                                         -------  -------   -------  -------  --------  --------
Income from investment operations:
  Net investment income                    0.01     0.05      0.05     0.04      0.05      0.05
   Less dividends from
   Net investment income                   0.01     0.05      0.05     0.04      0.05      0.05
                                         -------  -------   -------  -------  --------  --------
Net asset value, end of period            $1.00    $1.00     $1.00    $1.00     $1.00     $1.00
                                         =======  =======   =======  =======  ========  ========
Total return                               0.91%    4.84%     5.29%    4.46%     4.94%     4.91%
Ratios/supplemental data:
  Net assets, end of period (millions)     $653    $ 658     $ 576    $ 550     $ 359     $ 301
Ratios to average net assets: #
  Expenses                                 0.70%    0.70%     0.70%    0.70%     0.70%     0.70%
  Net investment income                    1.81%    4.57%     5.17%    4.35%     4.88%     4.79%
  Expenses without waivers, reimbursements
   and earnings credits                    0.73%    0.74%     0.75%    0.78%     0.84%     0.82%
  Net investment income without waivers,
   reimbursements and earnings credits     1.78%    4.53%     5.12%    4.27%     4.74%     4.67%

                                                        FEDERAL MONEY MARKET FUND
                                         -------------------------------------------------------
                                                             PREMIER SHARES
                                         -------------------------------------------------------
                                         9/1/01               YEAR ENDED AUGUST 31,
                                         THROUGH  ----------------------------------------------
                                         2/28/02    2001     2000     1999      1998      1997
                                         -------  -------   -------  -------  --------  --------
Per share operating performance:
Net asset value, beginning of period      $ 1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                         -------  -------   -------  -------  --------  --------
Income from investment operations:
  Net investment income                     0.01     0.05      0.05      0.05     0.05      0.05
   Less dividends from
   Net investment income                    0.01     0.05      0.05      0.05     0.05      0.05
                                         -------  -------   -------  -------  --------  --------
Net asset value, end of period            $ 1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                         =======  =======   =======  =======  ========  ========
Total return                                1.04%    5.07%     5.50%     4.67%    5.22%     5.12%
Ratios/supplemental data:
  Net assets, end of period (millions)    $1,797    $ 276     $ 279     $ 298    $ 313     $ 400
Ratios to average net assets: #
  Expenses                                  0.45%    0.49%     0.50%     0.50%    0.50%     0.50%
  Net investment income                     1.99%    4.78%     5.35%     4.56%    5.07%     5.01%
  Expenses without waivers, reimbursements
   and earnings credits                     0.47%    0.49%     0.50%     0.50%    0.51%     0.52%
  Net investment income without waivers,
   reimbursements and earnings credits      1.97%    4.78%     5.35%     4.56%    5.06%     4.99%


  ^  Formerly Vista Shares.
  #  Short periods have been annualized.


                                See notes to financial statements.


                                                                      FEDERAL MONEY MARKET FUND
                                             ---------------------------------------------------------------------------
                                                                                                           INSTITUTIONAL
                                                                   AGENCY SHARES@                              SHARES
                                             -----------------------------------------------------------   -------------
                                             9/1/01                  YEAR ENDED AUGUST 31,                    9/10/01*
                                             THROUGH    ------------------------------------------------      THROUGH
                                             2/28/02      2001      2000      1999      1998      1997        2/28/02
                                             -------    --------  --------  --------  --------  --------      ----------
Per share operating performance:
Net asset value, beginning of period          $1.00      $ 1.00     $1.00     $1.00     $1.00     $1.00        $ 1.00
                                             -------    --------  --------  --------  --------  --------      --------
Income from investment operations:
  Net investment income                        0.01        0.05      0.06      0.05      0.05      0.05          0.01
   Less dividends from net investment income   0.01        0.05      0.06      0.05      0.05      0.05          0.01
                                             -------    --------  --------  --------  --------  --------      --------
Net asset value, end of period                $1.00      $ 1.00     $1.00     $1.00     $1.00     $1.00        $ 1.00
                                             =======     =======  ========  ========  ========  ========
Total return                                   1.13%       5.30%     5.75%     4.92%     5.46%     5.35%         1.07%
Ratios/supplemental data:
  Net assets, end of period (millions)        $ 918      $1,169     $ 287     $ 248     $ 198     $ 131        $3,066
Ratios to average net assets: #
  Expenses                                     0.26%       0.26%     0.26%     0.26%     0.27%     0.27%         0.20%
  Net Investment Income                        2.29%       5.01%     5.61%     4.79%     5.32%     5.23%         2.22%
  Expenses without waivers, reimbursements
     and earnings credits                      0.32%       0.34%     0.34%     0.34%     0.27%     0.27%         0.32%
  Net investment income without waivers,
     reimbursements and earnings credits       2.23%       4.93%     5.53%     4.71%     5.32%     5.23%         2.10%


  @  Formerly Institutional Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.


                         See notes to financial statements.


                                                     PRIME MONEY MARKET FUND
                                             ------------------------------------------
                                                          MORGAN SHARES^
                                             ------------------------------------------
                                             9/1/01         YEAR ENDED         10/1/98*
                                             THROUGH    ------------------     THROUGH
                                             2/28/02    08/31/01  08/31/00     8/31/99
                                             -------    --------  --------     --------
Per share operating performance:
Net asset value, beginning of period          $ 1.00      $ 1.00    $ 1.00     $  1.00
                                             -------    --------  --------     --------
Income from investment operations:
  Net investment income                         0.01        0.05      0.06        0.04
   Less dividends from net investment income    0.01        0.05      0.06        0.04
                                             -------    --------  --------     --------
Net asset value, end of period                $ 1.00      $ 1.00    $ 1.00     $  1.00
                                             =======    ========  ========     ========
Total return                                    1.02%       5.10%     5.65%       4.26%
Ratios/supplemental data:
  Net assets, end of period (millions)         $9,519     $10,367    $1,475       $ 515
Ratios to average net assets: #
  Expenses                                      0.59%       0.59%     0.59%       0.59%
  Net investment income                         2.04%       4.82%     5.53%       4.61%
  Expenses without waivers,
   reimbursements and earnings credits          0.61%       0.61%     0.61%       0.72%
  Net investment income without waivers,
   reimbursements and earnings credits          2.02%       4.80%     5.51%       4.48%


                                                                 PRIME MONEY MARKET FUND
                                             -------------------------------------------------------------
                                                                      PREMIER SHARES
                                             -------------------------------------------------------------
                                              9/1/01                    YEAR ENDED AUGUST 31,
                                              THROUGH    -------------------------------------------------
                                              2/28/02      2001       2000      1999      1998       1997
                                             ---------   --------   --------  --------   -------   -------
Per share operating performance:
Net asset value, beginning of period           $ 1.00      $ 1.00   $  1.00   $  1.00     $1.00     $1.00
                                             ---------   --------   --------  --------   -------   -------
Income from investment operations:
  Net investment income                          0.01        0.05      0.06      0.05      0.05      0.05
   Less dividends from net investment income     0.01        0.05      0.06      0.05      0.05      0.05
                                             ---------   --------   --------  --------   -------   -------
Net asset value, end of period                 $ 1.00      $ 1.00    $ 1.00    $ 1.00     $1.00     $1.00
                                             =========   ========   ========  ========   =======   =======
Total return                                     1.09%       5.25%     5.81%     4.90%     5.44%     5.34%
Ratios/supplemental data:
  Net assets, end of period (millions)         $5,616      $2,153    $1,841    $1,094     $ 590     $ 499
Ratios to average net assets: #
  Expenses                                       0.45%       0.45%     0.45%     0.45%     0.45%     0.45%
  Net investment income                          2.12%       4.96%     5.67%     4.77%     5.29%     5.17%
  Expenses without waivers,
   reimbursements and earnings credits           0.47%       0.49%     0.49%     0.49%     0.51%     0.53%
  Net investment income without waivers,
   reimbursements and earnings credits           2.10%       4.92%     5.63%     4.73%     5.23%     5.09%


  ^  Formerly Vista Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.

                        See notes to financial statements.


                                                             PRIME MONEY MARKET FUND
                                              --------------------------------------------------------
                                                                  AGENCY SHARES @
                                              --------------------------------------------------------
                                              9/1/01              YEAR ENDED AUGUST 31,
                                              THROUGH  -----------------------------------------------
                                              2/28/02    2001      2000     1999      1998      1997
                                              -------  -------   -------  -------   --------  --------
Per share operating performance:
Net asset value, beginning of period           $ 1.00   $ 1.00   $  1.00   $ 1.00    $ 1.00   $  1.00
                                              -------  -------   -------  -------   --------  --------
Income from investment operations:
  Net investment income                          0.01     0.05      0.06     0.05      0.06      0.05
   Less dividends from net investment income     0.01     0.05      0.06     0.05      0.06      0.05
                                              -------  -------   -------  -------   --------  --------
Net asset value, end of period                 $ 1.00   $ 1.00   $  1.00   $ 1.00    $ 1.00   $  1.00
                                              =======  =======   =======  =======   ========  ========
Total return                                     1.18%    5.45%     6.01%    5.10%     5.65%     5.49%
Ratios/supplemental data:
  Net assets, end of period (millions)        $16,416   $16,676   $9,430   $8,161    $4,722    $1,348
Ratios to average net assets: #
  Expenses                                       0.26%    0.26%     0.26%    0.26%     0.24%     0.25%
  Net investment income                          2.37%    5.15%     5.86%    4.96%     5.50%     5.37%
  Expenses without waivers,
   reimbursements and earnings credits           0.32%    0.33%     0.33%    0.33%     0.24%     0.25%
  Net investment income without waivers,
   reimbursements and earnings credits           2.31%    5.08%     5.79%    4.89%     5.50%     5.37%

                                                              PRIME MONEY MARKET FUND
                                             --------------------------------------------------------
                                                                      B SHARES
                                             --------------------------------------------------------
                                             9/1/01               YEAR ENDED AUGUST 31,
                                             THROUGH   ----------------------------------------------
                                             2/28/02     2001     2000      1999     1998      1997
                                             --------  -------  --------  --------  -------  --------
Per share operating performance:
Net asset value, beginning of period           $1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                             --------  -------  --------  --------  -------  --------
Income from investment operations:
  Net investment income                         0.01     0.04      0.05      0.04     0.05      0.04
   Less dividends from net investment income    0.01     0.04      0.05      0.04     0.05      0.04
                                             --------  -------  --------  --------  -------  --------
Net asset value, end of period                 $1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                             ========  =======  ========  ========  =======  ========
Total return                                    0.69%    4.43%     4.97%     4.07%    4.60%     4.33%
Ratios/supplemental data:
  Net assets, end of period (millions)          $ 15    $  18    $   11     $  36    $  29     $  10
Ratios to average net assets: #
  Expenses                                      1.24%    1.24%     1.25%     1.25%    1.25%     1.35%
  Net investment income                         1.46%    4.17%     4.87%     4.00%    4.49%     4.27%
  Expenses without waivers,
   reimbursements and earnings credits          1.26%    1.26%     1.27%     1.47%    1.50%     1.53%
  Net investment income without waivers,
   reimbursements and earnings credits          1.44%    4.15%     4.85%     3.78%    4.24%     4.09%


  @  Formerly Institutional Shares.
  #  Short periods have been annualized.


                         See notes to financial statements.


                                                            PRIME MONEY MARKET FUND
                                          -------------------------------------------------------------
                                                                                          INSTITUTIONAL
                                                      C SHARES                                SHARES
                                          ----------------------------------------------- -------------
                                          9/1/01        YEAR ENDED AUGUST 31,    5/14/98*    9/10/01*
                                          THROUGH   --------------------------   THROUGH     THROUGH
                                          2/28/02     2001     2000     1999     8/31/98     2/28/02
                                          --------  -------   -------  -------   --------   ---------
Per share operating performance:
Net asset value, beginning of period        $1.00    $1.00     $1.00    $1.00     $1.00      $  1.00
                                          --------  -------   -------  -------   --------   ---------
Income from investment operations:
  Net investment income                      0.01     0.04      0.05     0.04      0.01         0.01
   Less dividends from net investment
   income                                    0.01     0.04      0.05     0.04      0.01         0.01
                                          --------  -------   -------  -------   --------   ---------
Net asset value, end of period              $1.00    $1.00     $1.00    $1.00     $1.00      $  1.00
                                          ========  =======   =======  =======   ========   =========
Total return                                 0.69%    4.43%     4.95%    3.85%     1.29%        1.12%
Ratios/supplemental data:
  Net assets, end of period (millions)      $    +   $    +    $    +   $   1     $   1      $30,325
Ratios to average net assets: #
  Expenses                                   1.24%    1.24%     1.26%    1.45%     1.50%        0.20%
  Net investment income                      1.52%    4.17%     4.86%    3.75%     4.21%        2.30%
  Expenses without waivers, reimbursements
   and earnings credits                      1.26%    1.26%     1.26%    1.45%     1.50%        0.32%
  Net investment income without waivers,
   reimbursements and earnings credits       1.50%    4.15%     4.86%    3.75%     4.21%        2.18%


                                                            PRIME MONEY MARKET FUND
                                          -------------------------------------------------------------
                                                                                        CASH MANAGEMENT
                                                  RESERVE SHARES         SELECT SHARES       SHARES
                                          -----------------------------  -------------  ---------------
                                           9/1/01     YEAR    07/31/00*     9/10/01*        9/10/01*
                                           THROUGH   ENDED    THROUGH       THROUGH         THROUGH
                                           2/28/02  08/31/01  08/31/00      2/28/02         2/28/02
                                          --------  --------  ---------  -------------  ---------------
Per share operating performance:
Net asset value, beginning of period        $1.00    $1.00     $1.00        $ 1.00          $1.00
                                          --------  --------  ---------  -------------  ---------------
Income from investment operations:
  Net investment income                      0.01     0.05      0.01          0.01           0.01
   Less dividends from net investment
   income                                    0.01     0.05      0.01          0.01           0.01
                                          --------  --------  ---------  -------------  ---------------
Net asset value, end of period              $1.00    $1.00     $1.00        $ 1.00          $1.00
                                          ========  ========  =========  =============  ===============
Total return                                 0.96%    4.88%     0.50%         1.01%          0.76%
Ratios/supplemental data:
  Net assets, end of period (millions)      $ 228    $  10     $    +       $1,089          $ 135
Ratios to average net assets: #
  Expenses                                   0.70%    0.79%     0.79%         0.44%          0.97%
  Net investment income                      1.78%    4.62%     5.33%         2.15%          1.59%
  Expenses without waivers, reimbursements
   and earnings credits                      0.73%    2.17%     1.45%         0.47%          1.00%
  Net investment income without waivers,
   reimbursements and earnings credits       1.75%    3.24%     4.67%         2.12%          1.56%


  * Commencement of offering of class of shares.
  # Short periods have been annualized.
  + Amount rounds to less than one million.


                         See notes to financial statements.



                                                    TAX FREE MONEY MARKET FUND
                                       -------------------------------------------------------
                                                           MORGAN SHARES^
                                       -------------------------------------------------------
                                       9/1/01              YEAR ENDED AUGUST 31,
                                       THROUGH  ----------------------------------------------
                                       2/28/02   2001      2000     1999      1998      1997
                                       -------  -------   -------  -------   -------   -------
Per share operating performance:
Net asset value, beginning of period    $1.00    $1.00     $1.00    $1.00     $1.00     $1.00
                                       -------  -------   -------  -------   -------   -------
Income from investment operations:
  Net investment income                  0.01     0.03      0.03     0.03      0.03      0.03
   Less dividends from net investment
   income                                0.01     0.03      0.03     0.03      0.03      0.03
                                       -------  -------   -------  -------   -------   -------
Net asset value, end of period          $1.00    $1.00     $1.00    $1.00     $1.00     $1.00
                                       =======  =======   =======  =======   =======   =======
Total return                             0.70%    3.13%     3.37%    2.73%     3.10%     3.12%
Ratios/supplemental data:
  Net assets, end of period (millions)  $ 857   $ 907     $ 895    $ 754     $ 733     $ 566
Ratios to average net assets: #
  Expenses                               0.59%    0.59%     0.59%    0.59%     0.59%     0.59%
  Net investment income                  1.39%    3.09%     3.33%    2.68%     3.05%     3.08%
  Expenses without waivers,
   reimbursements and earnings credits   0.69%    0.72%     0.75%    0.73%     0.72%     0.73%
  Net investment income without waivers,
   reimbursements and earnings credits   1.29%    2.96%     3.17%    2.54%     2.92%     2.94%


                                                     TAX FREE MONEY MARKET FUND
                                        -------------------------------------------------------
                                                           PREMIER SHARES
                                        -------------------------------------------------------
                                        9/1/01               YEAR ENDED AUGUST 31,
                                        THROUGH   ---------------------------------------------
                                        2/28/02     2001     2000      1999     1998      1997
                                        --------  -------   -------  --------  -------   ------
Per share operating performance:
Net asset value, beginning of period     $ 1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                        --------  -------   -------  --------  -------   ------
Income from investment operations:
  Net investment income                    0.01     0.03      0.03      0.03     0.03      0.03
   Less dividends from net investment
   income                                  0.01     0.03      0.03      0.03     0.03      0.03
                                        --------  -------   -------  --------  -------   ------
Net asset value, end of period           $ 1.00    $1.00     $1.00     $1.00    $1.00     $1.00
                                        ========  =======   =======  ========  =======   ======
Total return                               0.77%    3.21%     3.41%     2.78%    3.17%     3.19%
Ratios/supplemental data:
  Net assets, end of period (millions)   $2,900    $ 116     $ 120     $ 130    $ 133     $ 105
Ratios to average net assets: #
  Expenses                                 0.45%    0.51%     0.55%     0.54%    0.53%     0.53%
  Net investment income                    1.48%    3.17%     3.40%     2.74%    3.10%     3.13%
  Expenses without waivers,
   reimbursements and earnings credits     0.49%    0.53%     0.59%     0.56%    0.53%     0.53%
  Net investment income without waivers,
   reimbursements and earnings credits     1.44%    3.15%     3.26%     2.72%    3.10%     3.13%


  ^  Formerly Vista Shares.
  #  Short periods have been annualized.



                        See notes to financial statements.


                                                                             TAX FREE MONEY MARKET FUND
                                                ----------------------------------------------------------------------------------
                                                                       AGENCY SHARES@                         INSTITUTIONAL SHARES
                                                ------------------------------------------------------------  --------------------
                                                9/1/01                    YEAR ENDED AUGUST 31,                      9/10/01*
                                                THROUGH    -------------------------------------------------         THROUGH
                                                2/28/02       2001      2000      1999      1998      1997           2/28/02
                                                -------    ---------   -------   -------   -------   -------         --------
Per share operating performance:
Net asset value, beginning of period              $1.00       $1.00     $1.00     $1.00     $1.00     $1.00           $ 1.00
                                                -------    ---------   -------   -------   -------   -------         --------
Income from investment operations:
  Net investment income                            0.01        0.03      0.04      0.03      0.03      0.04             0.01
   Less dividends from net investment income       0.01        0.03      0.04      0.03      0.03      0.04             0.01
                                                -------    ---------   -------   -------   -------   -------         --------
Net asset value, end of period                    $1.00       $1.00     $1.00     $1.00     $1.00     $1.00           $ 1.00
                                                =======    =========   =======   =======   =======   =======
Total return                                       0.86%       3.47%     3.71%     3.07%     3.45%     3.45%             0.83%
Ratios/supplemental data:
  Net assets, end of period (millions)            $ 907       $ 921     $ 640     $ 476     $ 410     $ 286            $2,678
Ratio to average net assets: #
  Expenses                                         0.26%       0.26%     0.26%     0.26%     0.26%     0.26%             0.20%
  Net investment income                            1.69%       3.42%     3.67%     3.01%     3.37%     3.41%             1.70%
  Expenses without waivers, reimbursements
     and earnings credits                          0.33%       0.36%     0.39%     0.35%     0.26%     0.26%             0.33%
  Net investment income without waivers,
     reimbursements and earnings credits           1.62%       3.32%     3.54%     2.92%     3.37%     3.41%             1.57%


  @  Formerly Institutional Shares.
  *  Commencement of offering of class of shares.
  #  Short periods have been annualized.

                        See notes to financial statements.


                                                                     NEW YORK TAX FREE MONEY MARKET FUND
                                                       ---------------------------------------------------------
                                                                               MORGAN SHARES^
                                                       ---------------------------------------------------------
                                                       9/1/01                  YEAR ENDED AUGUST 31,
                                                       THROUGH   -----------------------------------------------
                                                       2/28/02     2001      2000      1999     1998      1997
                                                       -------   --------   -------   ------   ------    -------
Per share operating performance:
Net asset value, beginning of period                    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00     $1.00
                                                       -------   --------   -------   ------   ------    -------
Income from investment operations:
  Net investment income                                   0.01      0.03      0.03      0.03     0.03      0.03
   Less dividends from net investment income              0.01      0.03      0.03      0.03     0.03      0.03
                                                       -------   --------   -------   ------   ------    -------
Net asset value, end of period                          $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00     $1.00
                                                       =======   ========   =======   ======   ======    =======
Total return                                              0.66%     2.98%     3.27%     2.66%    3.03%     3.02%
Ratios/supplemental data:
  Net assets, end of period (millions)                  $2,371    $2,439    $1,831    $1,505   $1,372     $ 957
Ratio to average net assets: #
  Expenses                                                0.59%     0.59%     0.59%     0.59%    0.59%     0.59%
  Net investment income                                   1.33%     2.88%     3.24%     2.61%    2.97%     2.97%
  Expenses without waivers, reimbursements
     and earnings credits                                 0.70%     0.71%     0.70%     0.71%    0.72%     0.73%
  Net investment income without waivers,
     reimbursements and earnings credits                  1.22%     2.76%     3.13%     2.49%    2.84%     2.83%



                                                        NEW YORK TAX FREE MONEY MARKET FUND
                                                        -----------------------------------
                                                                  RESERVE SHARES
                                                        -----------------------------------
                                                        9/1/01        YEAR        7/31/00*
                                                        THROUGH      ENDED        THROUGH
                                                        2/28/02     08/31/01      08/31/00
                                                        -------    ---------      ---------
Per share operating performance:
Net asset value, beginning of period                     $1.00     $    1.00        $1.00
                                                        -------    ---------      ---------
Income from investment operations:
  Net investment income                                   0.01          0.03            -
   Less dividends from net investment income              0.01          0.03            -
                                                        -------    ---------      ---------
Net asset value, end of period                           $1.00     $    1.00        $1.00
                                                        =======    =========      =========
Total return                                              0.56%         2.77%        0.28%
Ratios/supplemental data:
  Net assets, end of period (millions)                    $  6     $        +       $    +
Ratio to average net assets: #
  Expenses                                                0.79%         0.90%        0.79%
  Net investment income                                   0.93%         2.57%        3.04%
  Expenses without waivers, reimbursements
     and earnings credits                                 1.47%      1560.21%^^      1.49%
  Net investment income without waivers,
     reimbursements and earnings credits                  0.25%     (1556.74)%^^     2.34%


  *  Commencement of offering of class of shares.
  +  Amount rounds to less than one million.
  ^  Formerly Vista Shares.
  #  Short periods have been annualized.
  ^^ Due to the size of net assets and fund expenses, ratios may seem disproportionate with other classes.

                         See notes to financial statements.


                                                                     CALIFORNIA TAX FREE MONEY MARKET FUND
                                                             -------------------------------------------------------
                                                                                 MORGAN SHARES^
                                                             -------------------------------------------------------
                                                             9/1/01               YEAR ENDED AUGUST 31,
                                                             THROUGH  ----------------------------------------------
                                                             2/28/02    2001     2000      1999      1998      1997
                                                             -------  -------   -------   -------   -------   ------
Per share operating performance:
  Net asset value, beginning of period                        $1.00    $1.00     $1.00     $1.00     $1.00     $1.00
                                                             -------  -------   -------   -------   -------   ------
Income from investment operations:
  Net investment income                                        0.01     0.03      0.03      0.03      0.03      0.03
   Less dividends from net investment income                   0.01     0.03      0.03      0.03      0.03      0.03
                                                             -------  -------   -------   -------   -------   ------
Net asset value, end of period                                $1.00    $1.00     $1.00     $1.00     $1.00     $1.00
                                                             =======  =======   =======   =======   =======   ======
Total return                                                   0.61%    2.70%     3.00%     2.66%     2.97%     3.02%
Ratios/supplemental data:
  Net assets, end of period (millions)                        $ 157    $  83     $  78     $  68     $  50     $  46
Ratio of average net assets: #
  Expenses                                                     0.55%    0.55%     0.55%     0.55%     0.55%     0.56%
  Net investment income                                        1.15%    2.68%     3.03%     2.55%     2.89%     2.99%
  Expenses without waivers, reimbursements
       and earnings credits                                    0.82%    0.83%     0.90%     0.94%     0.93%     0.86%
  Net investment income without waivers,
       reimbursements and earnings credits                     0.88%    2.40%     2.68%     2.16%     2.51%     2.69%


  ^  Formerly Vista Shares.
  #  Short periods have been annualized.


See notes to financial statements.

JPMorgan Funds

U.S. EQUITY FUNDS                         SPECIALTY FUNDS
Balanced Fund                             Focus Fund
Capital Growth Fund                       Global 50 Fund
Core Equity Fund                          Global Healthcare Fund
Disciplined Equity Fund                   H&Q Technology Fund
Disciplined Equity Value Fund             Market Neutral Fund
Diversified Fund
Dynamic Small Cap Fund                    FIXED INCOME FUNDS
Equity Growth Fund                        Bond Fund
Equity Income Fund                        Bond Fund II
Growth and Income Fund                    Fleming Emerging Markets Debt Fund
Mid Cap Growth Fund                       Global Strategic Income Fund
Mid Cap Value Fund                        Intermediate Bond Fund
Small Cap Equity Fund                     Short Term Bond Fund
Small Cap Growth Fund                     Short-Term Bond Fund II
SmartIndex(TM) Fund                       Strategic Income Fund
U.S. Equity Fund                          U.S. Treasury Income Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund     TAXFREE FUNDS
Value Opportunities Fund                  California Bond Fund
                                          Intermediate Tax Free Income Fund
SELECT FUNDS                              New Jersey Tax Free Income Fund
Select Balanced Fund                      New York Intermediate Tax Free
Select Equity Income Fund                    Income Fund
Select International Equity Fund          Tax Free Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund              MONEY MARKET FUNDS
Select Mid Cap Equity Fund                100% U.S. Treasury Securities
Select Small Cap Equity Fund                 Money Market Fund
                                          California Tax Free Money Market Fund
TAX AWARE FUNDS                           Federal Money Market Fund
Fleming Tax Aware International           New York Tax Free Money Market Fund
     Opportunities Fund                   Prime Money Market Fund
Tax Aware Disciplined Equity Fund         Tax Free Money Market Fund
Tax Aware Enhanced Income Fund            Treasury Plus Money Market Fund
Tax Aware Small Company                   U.S. Government Money Market Fund
     Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund

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SEMI-ANNUAL REPORT (UNAUDITED)

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.





                    JPMorgan Funds Fulfillment Center
                           393 Manley Street
                    West Bridgewater, MA 02379-1039


   (C)J.P. Morgan Chase & Co., 2002  All Rights Reserved. April 2002

                                                                  SAN-MMKT-402